STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $20,498,700)                                                    $21,917,995
  Cash                                                                  822,129
  Receivable for investments sold                                       389,378
  Interest and dividends receivable                                       5,031
  Receivable for variation margin on open financial
    futures contracts (Note 6)                                            2,625
  Prepaid expenses                                                        7,159
                                                                    -----------
    Total assets                                                     23,144,317
LIABILITIES
  Payable for investments purchased                     $1,292,125
  Accrued accounting, custody and transfer agent fees       11,929
  Accrued trustees' fees and expenses (Note 2)               1,349
  Accrued expenses and other liabilities                    32,857
                                                         ---------
    Total liabilities                                                 1,338,260
                                                                    -----------
NET ASSETS                                                          $21,806,057
                                                                    ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $29,445,465
  Accumulated net realized loss                                      (9,050,117)
  Accumulated net investment loss                                       (36,313)
  Net unrealized appreciation                                         1,447,022
                                                                    -----------
TOTAL NET ASSETS                                                    $21,806,057
                                                                    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                             2,260,693
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                   $      9.65
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                   $    9,515
  Dividend income (net of foreign withholding taxes of
    $34)                                                                30,922
                                                                    ----------
    Total investment income                                             40,437
EXPENSES
  Investment advisory fee (Note 2)                       $  62,230
  Accounting, custody, and transfer agent fees              53,548
  Professional fees                                         22,927
  Insurance expense                                          3,882
  Registration fees                                          3,840
  Trustees' fees and expenses (Note 2)                       1,631
  Miscellaneous                                              4,047
                                                         ---------
      Total expenses                                       152,105

Deduct:
  Waiver of investment advisory fee (Note 2)               (62,230)
  Reimbursement of Fund operating expenses (Note 2)        (13,125)
                                                         ---------
    Total expense deductions                               (75,355)
                                                         ---------
      Net expenses                                                      76,750
                                                                    ----------
        Net investment loss                                            (36,313)
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                      (391,088)
    Financial futures contracts                            160,383
                                                         ---------
      Net realized loss                                               (230,705)
  Change in unrealized appreciation (depreciation)
    Investment securities                                3,558,592
    Financial futures contracts                             45,887
                                                         ---------
      Change in net unrealized appreciation
       (depreciation)                                                3,604,479
                                                                    ----------
    Net realized and unrealized gain                                 3,373,774
                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $3,337,461
                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        SIX MONTHS ENDED
                                                         MARCH 31, 2002       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2001
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment loss                                      $   (36,313)      $    (130,306)
  Net realized loss                                           (230,705)         (8,830,135)
  Change in net unrealized appreciation (depreciation)       3,604,479         (29,661,813)
                                                           -----------       -------------
  Net increase (decrease) in net assets from investment
    operations                                               3,337,461         (38,622,254)
                                                           -----------       -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net realized gains on investments                            --         (64,020,068)
                                                           -----------       -------------
  Total distributions to shareholders                               --         (64,020,068)
                                                           -----------       -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           2,600,527           5,068,671
  Value of shares issued to shareholders in payment of
    distributions declared                                          --          64,020,068
  Cost of shares redeemed                                   (1,205,113)       (100,436,178)
                                                           -----------       -------------
  Net increase (decrease) in net assets from Fund share
    transactions                                             1,395,414         (31,347,439)
                                                           -----------       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      4,732,875        (133,989,761)
NET ASSETS
  At beginning of period                                    17,073,182         151,062,943
                                                           -----------       -------------
  At end of period (including accumulated net
    investment loss of $36,313 and $0)                     $21,806,057       $  17,073,182
                                                           ===========       =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                           ENDED
                                         MARCH 31,                         YEAR ENDED SEPTEMBER 30,
                                           2002          ------------------------------------------------------------
                                        (UNAUDITED)        2001(5)         2000(5)         1999(5)         1998(5)
                                     -----------------   ------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                $      8.15        $ 230.48       $ 163.38        $ 125.22        $ 199.50
                                        -----------        --------       --------        --------        --------
FROM INVESTMENT OPERATIONS:
  Net investment loss*                        (0.02)(1)       (0.07)(1)      (1.29)(1)       (0.84)(1)       (0.93)(1)
  Net realized and unrealized gain
    (loss) on investments                      1.52(6)       (54.83)(6)     101.69           53.31          (49.71)
                                        -----------        --------       --------        --------        --------
Total from investment operations               1.50          (54.90)        100.40           52.47          (50.64)
                                        -----------        --------       --------        --------        --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gain on
    investments                                  --         (167.43)        (33.30)         (14.31)         (23.64)
                                        -----------        --------       --------        --------        --------
Total distributions to shareholders              --         (167.43)        (33.30)         (14.31)         (23.64)
                                        -----------        --------       --------        --------        --------
NET ASSET VALUE, END OF PERIOD          $      9.65        $   8.15       $ 230.48        $ 163.38        $ 125.22
                                        ===========        ========       ========        ========        ========
TOTAL RETURN+++                               18.40%++       (46.58)%        67.64%          44.02%         (27.20)%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(2)                                0.74%+          0.74%          0.74%           0.74%           0.74%
  Net Investment Loss (to average
    daily net assets)*                        (0.35)%+        (0.33)%        (0.57)%         (0.56)%         (0.57)%
  Portfolio Turnover                            131%++(4)       136%(4)        153%(4)         173%(3)         107%(3)
  Net Assets, End of Period (000's
    omitted)                            $    21,806        $ 17,073       $151,063        $147,332        $147,000

                                         NINE MONTHS
                                            ENDED              YEAR ENDED
                                        SEPTEMBER 30,         DECEMBER 31,
                                           1997(5)               1996(5)
                                     -------------------    -----------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                $      158.88         $     160.38
                                        -------------         ------------
FROM INVESTMENT OPERATIONS:
  Net investment loss*                          (0.69)(1)               --
  Net realized and unrealized gain
    (loss) on investments                       44.40                27.87
                                        -------------         ------------
Total from investment operations                43.71                27.87
                                        -------------         ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gain on
    investments                                 (3.09)              (29.37)
                                        -------------         ------------
Total distributions to shareholders             (3.09)              (29.37)
                                        -------------         ------------
NET ASSET VALUE, END OF PERIOD          $      199.50         $     158.88
                                        =============         ============
TOTAL RETURN+++                                 27.92%++             17.36%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(2)                                  0.74%+               0.75%
  Net Investment Loss (to average
    daily net assets)*                          (0.57)%+             (0.44)%
  Portfolio Turnover                               70%++(3)             28%(4)
  Net Assets, End of Period (000's
    omitted)                            $     274,368         $    244,131

-------------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment loss per share and the ratios would have been:

                                          SIX MONTHS
                                             ENDED                                                       NINE MONTHS
                                           MARCH 31,               YEAR ENDED SEPTEMBER 30,                 ENDED       YEAR ENDED
                                             2002     ------------------------------------------------   SEPTEMBER 30,  DECEMBER 31,
                                          (UNAUDITED)   2001(5)      2000(5)      1999(5)      1998(5)     1997(5)        1996(5)
                                          -----------   -------      -------      -------      -------     -------        -------
Net investment loss per share             $ (0.05)(1) $ (0.14)(1) $  (0.45)(1) $  (0.30)(1) $  (0.34)(1)  $  (0.23)(1)   $  (0.01)
Ratios (to average daily net assets):
  Expenses(2)                                1.46%+      1.08%        0.77%        0.80%        0.78%         0.74%+         0.76%
  Net investment loss                       (1.07)%+    (0.67)%      (0.60)%      (0.62)%      (0.61)%       (0.57)%+       (0.45)%

+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absense of expense waivers.
(1)  Calculated using average shares outstanding.
(2) Includes the Fund's share of the Standish Small Capitalization Equity Portfolio's allocated expenses for periods from May 3, 1996 to January 27, 2000.
(3) Represents activity of the Standish Small Capitalization Equity Portfolio while the Fund was invested in the Standish Small Capitalization Equity Portfolio.
(4) Represents portfolio turnover of the Standish Small Capitalization Equity Portfolio while the Fund was investing directly in securities.
(5) Amounts were adjusted to reflect a 1:3 reverse share split effective December 14, 2000.
(6) Amount includes litigation proceeds received by the Fund for $0.14, for both the six months ended March 31, 2002 and the year ended September 30, 2001, relating to NASDAQ recovery.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               VALUE
SECURITY                                                                            SHARES   (NOTE 1A)
-------------------------------------------------------------------------------------------------------
EQUITIES -- 95.2%
BASIC INDUSTRY -- 0.6%
Freeport-McMoRan Copper & Gold, Inc., Class B*                                       7,000  $   123,340
                                                                                            -----------
CAPITAL GOODS -- 5.3%
Graco, Inc.                                                                          4,800      196,080
Manitowoc Co., Inc.                                                                  1,700       67,150
Moog Inc., Class A*                                                                  1,800       57,600
Terex Corp.*                                                                         5,300      119,780
United Defense Industries, Inc.*                                                    12,700      340,360
Wabtec Corp.                                                                        18,700      280,313
Waste Connections, Inc.*                                                             3,000      100,530
                                                                                            -----------
                                                                                              1,161,813
                                                                                            -----------
CONSUMER STABLE -- 3.8%
Del Monte Foods Co.*                                                                10,850      105,570
Dial Corp.                                                                          15,500      279,310
International Multifoods Corp.*                                                      4,350      103,356
Pactiv Corp.*                                                                        5,500      110,110
United Natural Foods, Inc.*                                                          8,800      219,208
                                                                                            -----------
                                                                                                817,554
                                                                                            -----------
EARLY CYCLICAL -- 2.3%
Ethan Allen Interiors, Inc.                                                          4,400      167,464
Furniture Brands International, Inc.*                                                2,900      105,705
UAL Corp.                                                                            6,350      103,759
Watsco, Inc.                                                                         6,600      117,810
                                                                                            -----------
                                                                                                494,738
                                                                                            -----------
ENERGY -- 9.3%
Cooper Cameron Corp.*                                                                2,050      104,775
Core Laboratories, Inc.*                                                             8,100      119,556
Ensco International, Inc.                                                            5,600      168,784
Headwaters, Inc.*                                                                   15,600      238,680
Key Energy Services, Inc.*                                                          19,050      204,216
Newfield Exploration Co.*                                                            4,250      157,207
Patterson-UTI Energy, Inc.*                                                          8,100      240,894
Rowan Companies., Inc.*                                                              4,900      112,896
Veritas DGC, Inc.*                                                                  13,150      222,366
W-H Energy Services, Inc.*                                                          14,000      302,400
XTO Energy, Inc.                                                                     7,900      158,395
                                                                                            -----------
                                                                                              2,030,169
                                                                                            -----------
FINANCIAL -- 6.2%
City National Corp.                                                                  4,600      242,006
Cullen/Frost Bankers, Inc.                                                           3,700      132,719
CVB Financial Corp.                                                                  7,800      157,248
East West Bancorp, Inc.                                                              2,000       58,580
Indymac Bancorp, Inc.*                                                               6,550      161,785

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               VALUE
SECURITY                                                                            SHARES   (NOTE 1A)
-------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
Investment Technology Group, Inc.*                                                   3,600  $   189,864
New York Community Bancorp, Inc.                                                    11,100      306,915
W Holding Co., Inc.                                                                  6,300      111,195
                                                                                            -----------
                                                                                              1,360,312
                                                                                            -----------
GROWTH CYCLICAL -- 12.3%
Abercrombie & Fitch Co.*                                                             5,400      166,319
Applebee's International, Inc.                                                       3,800      137,940
Buckle, Inc. (The)*                                                                  5,900      144,550
CEC Entertainment, Inc.*                                                             5,850      270,270
Fairmont Hotels & Resorts, Inc.                                                      6,000      169,800
Footlocker, Inc.*                                                                    6,750      109,215
Genesco*                                                                             4,000      110,280
International Speedway Corp., Class A                                                4,800      219,360
J. Jill Group, Inc.*                                                                 5,500      156,475
Linens 'N Things, Inc.*                                                              5,150      157,229
Men's Wearhouse, Inc. (The)*                                                         6,900      161,115
Nordstrom, Inc.                                                                      4,450      109,025
Officemax, Inc.*                                                                    22,450      125,271
Prime Hospitality Corp.*                                                             8,400      110,460
Ruby Tuesday, Inc.                                                                   4,600      106,950
School Specialty, Inc.*                                                              8,050      215,096
Tweeter Home Entertainment Group, Inc.*                                             10,550      206,252
                                                                                            -----------
                                                                                              2,675,607
                                                                                            -----------
HEALTH CARE -- 13.7%
Accredo Health, Inc.*                                                                  900       51,543
AdvancePCS*                                                                          7,200      216,648
Alkermes, Inc.*                                                                      7,350      191,541
AmerisourceBergen Corp.                                                              3,000      204,900
Apogent Technologies, Inc.*                                                          8,100      199,908
Cambrex Corp.                                                                        5,150      216,815
Charles River Laboratories International, Inc.*                                     12,300      381,300
Conceptus, Inc.*                                                                     7,700      165,935
Cooper Companies, Inc.                                                               6,550      310,470
CV Therapeutics, Inc.*                                                               3,200      115,840
Orthofix International NV*                                                           1,600       64,528
Pharmaceutical Product Development, Inc.*                                            6,150      214,328
Renal Care Group, Inc.*                                                              1,600       52,480
Thoratec Corp.*                                                                     18,450      202,028
Transkaryotic Therapies, Inc.*                                                       4,500      193,725
Triad Hospitals, Inc.*                                                               6,250      214,875
                                                                                            -----------
                                                                                              2,996,864
                                                                                            -----------
REAL ESTATE -- 2.7%
CarrAmercia Realty Corp., REIT                                                       5,900      185,319
Gables Residential Trust, REIT                                                       6,300      195,615
General Growth Properties, REIT                                                      4,800      212,160
                                                                                            -----------
                                                                                                593,094
                                                                                            -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               VALUE
SECURITY                                                                            SHARES   (NOTE 1A)
-------------------------------------------------------------------------------------------------------
SERVICES -- 18.4%
Administaff, Inc.*                                                                   7,800  $   215,514
Bright Horizons Family Solutions, Inc.*                                              5,300      156,196
Caminus Corp.*                                                                       5,200      117,000
Central Parking Corp.                                                               13,700      314,963
Corinthian Colleges, Inc.*                                                           4,900      247,695
Corporate Executive Board Co.*                                                       1,700       63,769
Crown Media Holdings, Inc., Class A*                                                11,500      142,600
Cumulus Media, Inc.*                                                                 4,900       87,710
Freemarkets, Inc.*                                                                   9,100      209,027
FTI Consulting, Inc.*                                                                2,050       63,509
Insight Communications, Inc.*                                                        7,800      163,410
Iron Mountain, Inc.*                                                                11,050      350,506
Jacobs Engineering Group*                                                            1,600      114,064
Mediacom Communications Corp.*                                                      13,500      189,135
Mobile Mini, Inc.*                                                                   8,200      263,876
Republic Services, Inc.*                                                            16,400      306,352
Salem Communications Corp., Class A*                                                 9,500      225,150
Scholastic Corp.*                                                                    6,050      327,850
SOURCECORP, Inc.*                                                                    8,000      235,920
United Rentals, Inc.*                                                                4,150      114,042
Western Wireless Corp., Class A*                                                    12,400      108,376
                                                                                            -----------
                                                                                              4,016,664
                                                                                            -----------
TECHNOLOGY -- 19.3%
Advanced Digital Information Corp.*                                                  7,300       94,973
Alloy, Inc.*                                                                        13,200      198,396
Anteon International Corp.*                                                          5,350      111,280
Ascential Software Corp.*                                                           41,700      160,545
Autodesk, Inc.                                                                       6,900      322,161
Brady Corp., Class A                                                                 4,700      170,610
Business Objects SA ADR*                                                             3,600      158,256
Concurrent Computer Corp.*                                                          13,150      109,277
Cosine Communications, Inc.*                                                        32,300       37,145
Earthlink, Inc.*                                                                    19,500      197,925
Intermagnetics General Corp.*                                                       10,000      272,500
International Rectifier Corp.*                                                       2,300      104,443
KPMG Consulting, Inc.*                                                               8,100      163,620
Lattice Semiconductor Corp.*                                                         5,100       89,403
Manhattan Associates, Inc.*                                                          3,350      127,635
ManTech International Corp., Class A*                                               11,050      205,530
Mentor Graphics Corp.*                                                               4,800      101,472
NetIQ Corp.*                                                                         3,600       78,516
Oak Technology, Inc.*                                                                7,200      107,136
Parametric Technology Corp.*                                                        12,750       77,010
Perot Systems Corp., Class A*                                                       13,600      271,320
Roxio, Inc.*                                                                         5,600      127,064
ScanSoft, Inc.*                                                                     34,800      204,972
SeaChange International, Inc.*                                                       7,450      113,166
Semtech Corp.*                                                                       2,950      107,675
SkillSoft Corp.*                                                                       800       18,440

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               VALUE
SECURITY                                                                            SHARES   (NOTE 1A)
-------------------------------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Storage Networks, Inc.*                                                             26,500  $    92,485
Tibco Software, Inc.*                                                               13,100      154,056
Veeco Instruments, Inc.*                                                             6,850      239,750
                                                                                            -----------
                                                                                              4,216,761
                                                                                            -----------
UTILITIES -- 1.3%
Allete, Inc.                                                                         2,300       66,907
Black Hills Corp.                                                                    2,900       97,092
Energy East Corp.                                                                    5,050      109,838
                                                                                            -----------
                                                                                                273,837
                                                                                            -----------
TOTAL EQUITIES (COST $19,341,035)                                                            20,760,753
                                                                                            -----------

                                                                                    PAR
                                                RATE           MATURITY            VALUE
                                               -------  -----------------------  ---------
SHORT-TERM INVESTMENTS -- 5.3%
U.S. GOVERNMENT AGENCY -- 0.3%
FNMA Discount Note++ +                           1.901%       06/12/2002         $  75,000       74,288
                                                                                            -----------
REPURCHASE AGREEMENTS -- 5.0%
Tri-party repurchase agreement dated 03/28/02 with Salomon Smith Barney, Inc.
and Investors Bank and Trust Company, due 04/01/02, with a maturity value of
$1,083,059 and an effective yield of 0.87%, collateralized by a U.S. Government
Obligation with a rate of 8.00%, a maturity date of 11/15/21 and a market value
of $1,116,640.                                                                                1,082,954
                                                                                            -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,157,665)                                                1,157,242
                                                                                            -----------

TOTAL INVESTMENTS -- 100.5% (COST $20,498,700)                                              $21,917,995
OTHER ASSETS, LESS LIABILITIES -- (0.5%)                                                       (111,938)
                                                                                            -----------
NET ASSETS -- 100.0%                                                                        $21,806,057
                                                                                            ===========

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust

*    Non-income producing security.
=/=  Rate noted is yield to maturity.
+    Denotes all or part of security segregated as collateral.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Capitalization Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

      The objective of the Fund is to achieve long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies with total market capitalizations equal to or less than 75% of the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.

     D. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses, redemptions in-kind, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     E. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon") for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.60% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.74% of the Fund's average daily net assets for the six months ended March 31, 2002. Pursuant to this agreement, for the six months ended
      March 31, 2002, Standish Mellon voluntarily did not impose its investment advisory fee of $62,230 and reimbursed the Fund for $13,125 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations for the six months ended March 31, 2002, were $27,415,601 and $25,148,839, respectively. For the six months ended March 31, 2002, the Fund did not purchase or sell any long-term U.S. Government securities.

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2002        YEAR ENDED
                                                                    (UNAUDITED)      SEPTEMBER 30, 2001
                                                                  ----------------  ---------------------
         Shares sold                                                     296,130               415,651
         Shares issued to shareholders in payment of
           distributions declared                                             --             3,573,540
         Shares redeemed                                                (130,155)           (2,549,909)
                                                                    ------------      ----------------
         Net increase                                                    165,975             1,439,282
                                                                    ============      ================

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At March 31, 2002, four shareholders held of record approximately 28%, 19%, 13%, and 11% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

      A significant portion of the Fund's shares represent investments by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion.

(5)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2002, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $20,498,700
                                                                       ===========
         Gross unrealized appreciation                                   2,068,166
         Gross unrealized depreciation                                    (648,871)
                                                                       -----------
         Net unrealized appreciation                                   $ 1,419,295
                                                                       ===========

(6)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund did not enter into option transactions during the six months ended March 31, 2002.

     FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At March 31, 2002, the Fund held the following financial futures contracts:

                                                                                   UNDERLYING FACE
         CONTRACT                                       POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED GAIN
         ----------------------------------------------------------------------------------------------------------
         Russell 2000 Index (3 contracts)                  Long      6/21/2002        $761,250          $27,727

(7)  LINE OF CREDIT:

      The Fund, and other funds in the Trust and subtrusts in the Standish, Ayer & Wood Master Portfolio Trust (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2002, the expense related to the commitment fee was $461 for the Fund.

      During the six months ended March 31, 2002, the Fund had no borrowings under the credit facility.

(8)  REVERSE SHARE SPLIT:

      On December 14, 2000, the Trustees of the Fund approved a 1:3 reverse share split for the Fund. The reverse share split was effective as of December 14, 2000. The reverse share split was effected to bring the Fund's net asset value back in line with similarly managed funds. Each shareholder may determine the number of shares it owns as a result of the reverse share split by dividing the number of shares owned immediately prior to the reverse share split by three. The reverse share split did not result in a change to the value of shareholder account balances.

      The Financial Statements have been restated to reflect the reverse share split.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              23          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               23               None
c/o Harvard University                          9/13/1989             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         23               None
P.O. Box 2333                                   11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               23               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Vice Chairman,               23               None
c/o Standish Mellon Asset       President       4/26/1989             President and Chief
Management,                                                           Investment Officer,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 23               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Manager,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Assistant Vice               23               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       President and Mutual
Management,                                     since 2002            Funds Controller,
One Financial Center                                                  Mellon Institutional
Boston, MA 02111                                                      Asset Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           23               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Assistant Vice               23               None
c/o Standish Mellon Asset       President                             President and Client
Management,                                                           Manager, Standish
One Financial Center                                                  Mellon Asset
Boston, MA 02111                                                      Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           23               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2000; Shareholder
One Financial Center,                                                 Representative,
Boston MA 02111                                                       Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         23               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Financial Center,                                                 2000; Pricing
Boston MA 02111                                                       Analyst, PFPC
4/7/75                                                                1998-2000

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $34,614,364)                                                    $40,513,385
  Cash                                                                   32,212
  Receivable for investments sold                                       523,668
  Receivable for Fund shares sold                                         4,681
  Interest and dividends receivable                                      40,403
  Prepaid expenses                                                       10,399
                                                                    -----------
    Total assets                                                     41,124,748
LIABILITIES
  Payable for investments purchased                     $2,268,642
  Accrued accounting, custody and transfer agent fees        6,417
  Accrued trustees' fees and expenses (Note 2)                 806
  Accrued expenses and other liabilities                    21,572
                                                         ---------
    Total liabilities                                                 2,297,437
                                                                    -----------
NET ASSETS                                                          $38,827,311
                                                                    ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $29,070,651
  Accumulated net realized gain                                       3,848,523
  Undistributed net investment income                                     9,116
  Net unrealized appreciation                                         5,899,021
                                                                    -----------
TOTAL NET ASSETS                                                    $38,827,311
                                                                    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                             2,129,922
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                   $     18.23
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income (net of foreign withholding taxes of
    $21)                                                            $  187,776
  Interest income                                                       14,807
                                                                    ----------
    Total investment income                                            202,583
EXPENSES
  Investment advisory fee (Note 2)                       $ 132,398
  Accounting, custody, and transfer agent fees              41,209
  Professional fees                                         15,756
  Registration fees                                          9,848
  Insurance expense                                          3,196
  Trustees' fees and expenses (Note 2)                       1,975
  Miscellaneous                                              4,404
                                                         ---------
    Total expenses                                         208,786

Deduct:
  Waiver of investment advisory fee (Note 2)               (43,288)
                                                         ---------
      Net expenses                                                     165,498
                                                                    ----------
        Net investment income                                           37,085
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain
    Investment security transactions                     4,109,510
    Financial futures contracts                            401,335
                                                         ---------
      Net realized gain                                              4,510,845
  Change in unrealized appreciation (depreciation)
    Investment securities                                5,236,614
    Financial futures contracts                            (50,472)
                                                         ---------
      Change in net unrealized appreciation
       (depreciation)                                                5,186,142
                                                                    ----------
    Net realized and unrealized gain                                 9,696,987
                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $9,734,072
                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2002       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2001
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $    37,085        $   147,505
  Net realized gain (loss)                                   4,510,845            (17,592)
  Change in net unrealized appreciation                      5,186,142            113,480
                                                           -----------        -----------
  Net increase in net assets from investment operations      9,734,072            243,393
                                                           -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net investment income                                   (76,330)          (106,214)
  From net realized gains on investments                      (642,607)          (287,623)
                                                           -----------        -----------
  Total distributions to shareholders                         (718,937)          (393,837)
                                                           -----------        -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           2,745,259         25,326,842
  Value of shares issued to shareholders in payment of
    distributions declared                                     667,636            313,789
  Cost of shares redeemed                                   (2,132,765)          (721,950)
                                                           -----------        -----------
  Net increase in net assets from Fund share
    transactions                                             1,280,130         24,918,681
                                                           -----------        -----------
TOTAL INCREASE IN NET ASSETS                                10,295,265         24,768,237
NET ASSETS
  At beginning of period                                    28,532,046          3,763,809
                                                           -----------        -----------
  At end of period (including undistributed net
    investment income of $9,116 and $48,361)               $38,827,311        $28,532,046
                                                           ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      SIX MONTHS                          FOR THE PERIOD
                                                        ENDED        YEAR ENDED          FEBRUARY 1, 2000
                                                    MARCH 31, 2002  SEPTEMBER 30,  (COMMENCEMENT OF OPERATIONS)
                                                     (UNAUDITED)        2001          TO SEPTEMBER 30, 2000
                                                    --------------  -------------  ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 13.86         $ 14.01                $11.05
                                                       -------         -------                ------
FROM INVESTMENT OPERATIONS:
  Net investment income*                                  0.02(1)         0.10(1)               0.04(1)
  Net realized and unrealized gain on investments         4.71            0.31                  2.94
                                                       -------         -------                ------
Total from investment operations                          4.73            0.41                  2.98
                                                       -------         -------                ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             (0.04)          (0.06)                (0.02)
  From net realized gain on investments                  (0.32)          (0.50)                   --
                                                       -------         -------                ------
Total distributions to shareholders                      (0.36)          (0.56)                (0.02)
                                                       -------         -------                ------
NET ASSET VALUE, END OF PERIOD                         $ 18.23         $ 13.86                $14.01
                                                       =======         =======                ======
TOTAL RETURN+++                                          34.40%++         3.12%                26.98%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                 1.00%+          1.00%                 1.00%+
  Net Investment Income (to average daily net
    assets)*                                              0.22%+          0.68%                 0.50%+
  Portfolio Turnover                                        79%++          149%                   71%++
  Net Assets, End of Period (000's omitted)            $38,827         $28,532                $3,764

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the net investment income (loss) per share and ratios would have been:

    Net investment income (loss) per share             $  0.00(1)(2)    $  0.05(1)            $(0.26)(1)
    Ratios (to average daily net assets):
      Expenses                                            1.26%+           1.37%                4.51%+
      Net investment income (loss)                       (0.04)%+          0.31%               (3.01)%+

(1)  Calculated based on average shares outstanding.
(2)  Calculates to less than $0.01.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
EQUITIES -- 99.3%
BASIC INDUSTRY -- 7.9%
Centec Construction Products                             15,700  $   624,546
Cytec Industries, Inc.*                                   6,600      200,772
Florida Rock Industries, Inc.                             6,900      274,896
Freeport-McMoRan Copper & Gold, Inc., Class B*           10,000      176,200
Louisiana-Pacific Corp.                                  26,400      283,536
Minerals Technologies, Inc.                               3,500      183,645
OM Group, Inc.                                            4,900      354,270
Packaging Corp. of America*                               8,600      170,194
Rayonier, Inc.                                            3,400      181,152
Reliance Steel & Aluminum Co.                            14,300      394,537
Steel Dynamics*                                          12,700      208,407
                                                                 -----------
                                                                   3,052,155
                                                                 -----------
CAPITAL GOODS -- 6.3%
Applied Industrial Techonologies, Inc.                   13,800      265,650
Flowserve Corp.*                                          8,500      272,085
Gardner Denver, Inc.*                                     7,500      183,750
JLG Industries, Inc.                                      9,500      140,600
Landstar System, Inc.*                                    4,100      380,480
Standex International Corp.                              13,400      327,228
United Defense Industries, Inc.*                         15,800      423,440
US Freightways Corp.                                      4,600      163,024
Waste Connections, Inc.*                                  9,200      308,292
                                                                 -----------
                                                                   2,464,549
                                                                 -----------
CONSUMER STABLE -- 8.2%
Church & Dwight Co., Inc.                                 7,500      220,950
Constellation Brands, Inc., Class A*                      6,500      357,240
Dean Foods Co.*                                           8,800      666,336
Dial Corp.                                               15,900      286,518
Monterey Pasta Co.*                                      15,200      128,440
National Beverage Corp.*                                  4,000       53,200
Pactiv Corp.*                                            41,900      838,838
Robert Mondavi Corp., Class A*                           10,000      359,400
Sensient Technologies Corp.                              12,100      278,542
                                                                 -----------
                                                                   3,189,464
                                                                 -----------
EARLY CYCLICAL -- 3.8%
Atlantic Coast Airlines, Inc.*                            6,600      158,268
BorgWarner, Inc.                                          5,000      314,600
Keystone Automotive Industries, Inc.*                     6,600      113,388
Mesa Air Group, Inc.*                                    16,900      189,280
Superior Industries International, Inc.                   6,600      321,948
Teleflex, Inc.                                            7,300      399,091
                                                                 -----------
                                                                   1,496,575
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
ENERGY -- 6.7%
Cascade Natural Gas Corp.                                19,500  $   413,790
Dril-Quip*                                               13,700      351,405
Evergreen Resources, Inc.*                                6,700      279,390
Hydril Co.*                                               5,700      138,909
Key Energy Services, Inc.*                               23,100      247,632
Newfield Exploration Co.*                                 8,000      295,920
Pennzoil-Quaker State Co.                                12,800      274,816
Veritas DGC, Inc.*                                       11,900      201,229
W-H Energy Services, Inc.*                                9,800      211,680
XTO Energy, Inc.                                          8,500      170,425
                                                                 -----------
                                                                   2,585,196
                                                                 -----------
FINANCIAL -- 15.7%
Affiliated Managers Group, Inc.*                          2,200      158,026
City National Corp.                                       8,000      420,880
Cullen/Frost Bankers, Inc.                                8,400      301,308
First Charter Corp.                                      11,200      209,104
First Financial Holdings, Inc.                            8,000      216,640
First Indiana Corp.                                       9,900      192,555
First Republic Bank*                                      8,100      230,040
First State Bancorporation                                9,800      227,752
FirstFed Financial Corp.*                                10,400      271,960
Grant Prideco, Inc.*                                     24,400      333,792
Indymac Bancorp, Inc.*                                    8,600      212,420
Investment Technology Group, Inc.*                        5,250      276,885
iStar Financial, Inc.                                     9,300      268,770
LNR Property Corp.                                       18,000      631,260
Pacific Century Financial Corp.                          17,100      445,626
Pacific Northwest Bancorp                                 9,200      241,960
Port Financial Corp.                                      5,400      170,316
Prosperity Bancshares, Inc.                              10,200      332,010
Provident Bankshares Corp.                                5,500      132,000
Seacoast Banking Corp. of Florida, Class A                2,000       94,600
Staten Island Bancorp, Inc.                               9,500      186,960
W.P. Stewart & Co. Ltd.                                  12,400      368,280
West Coast Bancorp                                       11,500      173,707
                                                                 -----------
                                                                   6,096,851
                                                                 -----------
GROWTH CYCLICAL -- 16.4%
Argosy Gaming Co.*                                       18,100      664,089
Bally Total Fitness Holding Corp.*                       10,200      223,890
Borders Group, Inc.*                                     12,000      286,920
California Pizza Kitchen, Inc.*                          11,300      282,613
Elizabeth Arden, Inc.*                                   20,000      233,000
Fairmont Hotels & Resorts, Inc.                          10,100      285,830
Footlocker, Inc.*                                        37,400      605,132
Genesco*                                                 11,400      314,298
Hibbet Sporting Goods, Inc.*                              9,900      232,650
Linens 'N Things, Inc.*                                  10,400      317,512

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
GROWTH CYCLICAL (CONTINUED)
Maxwell Shoe Co., Inc., Class A*                         12,000  $   192,000
Movado Group, Inc.                                       12,400      272,180
Neiman Marcus Group, Inc., Class A*                       5,600      192,920
Orient Express Hotels Ltd.*                              15,900      325,950
Owens & Minor Holding Co.                                12,900      253,356
Pegasus Systems, Inc.*                                   12,100      223,850
Saks, Inc.*                                              30,600      402,390
School Specialty, Inc.*                                   7,500      200,400
Steven Madden Ltd.*                                      10,900      190,750
Viad Corp.                                                8,900      249,200
Wilsons The Leather Experts, Inc.*                       20,300      242,788
Zale Corp.*                                               4,600      186,760
                                                                 -----------
                                                                   6,378,478
                                                                 -----------
HEALTH CARE -- 4.0%
Alliance Imaging, Inc.*                                  10,100      124,230
Coherent, Inc.*                                           4,700      159,330
Edwards Lifesciences Corp.*                               9,600      268,320
Henry Schein, Inc.*                                      16,800      740,040
Lifepoint Hospital, Inc.*                                 7,000      258,720
                                                                 -----------
                                                                   1,550,640
                                                                 -----------
REAL ESTATE -- 6.3%
Alexandria Real Estate Equities, Inc., REIT              10,200      454,920
Camden Property Trust, REIT                               5,000      195,600
CBL & Associates Properties, REIT                        10,200      360,570
Glimcher Realty Trust, REIT                              10,000      185,500
Prentiss Properties Trust, REIT                          11,700      345,384
RAIT Investment Trust REIT                               13,200      265,980
SL Green Realty Corp., REIT                              19,400      651,840
                                                                 -----------
                                                                   2,459,794
                                                                 -----------
SERVICES -- 5.3%
Caminus Corp.*                                            6,700      150,750
Insight Communications, Inc.*                            32,000      670,400
Navigant International, Inc.*                            13,800      200,100
SOURCECORP, Inc.*                                         6,200      182,838
Valassis Communications, Inc.*                           16,400      633,532
Watson Wyatt & Co. Holdings*                              8,200      224,270
                                                                 -----------
                                                                   2,061,890
                                                                 -----------
TECHNOLOGY -- 15.7%
Aeroflex, Inc.*                                          23,600      303,496
Alloy, Inc.*                                             17,700      266,031
Ascential Software Corp.*                                74,300      286,055
Brooks Automation, Inc.*                                 12,800      581,632
ClearOne Communications, Inc.*                           23,700      388,680
Comverse Technology, Inc.*                               13,500      171,045
Earthlink, Inc.*                                         14,200      144,130

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                 SHARES   (NOTE 1A)
----------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Electronics for Imaging, Inc.*                           19,300  $   353,190
Fisher Scientific International*                          5,800      162,980
Infocus Systems, Inc.*                                    7,600      138,396
Mentor Graphics Corp.*                                    8,000      169,120
Merix Corp.*                                             10,300      192,507
NetIQ Corp.*                                              8,900      194,109
NYFIX, Inc.*                                             26,400      394,944
Ocular Sciences, Inc.*                                   10,700      299,631
Paxar Corp.*                                             37,900      638,615
PerkinElmer, Inc.                                         9,300      172,050
Rayovac Corp.*                                           18,900      292,005
Roxio, Inc.*                                              8,400      190,596
Somera Communications, Inc.*                             25,300      185,196
Take-Two Interactive Software, Inc.*                     20,000      402,000
Varian, Inc.*                                             4,300      163,142
                                                                 -----------
                                                                   6,089,550
                                                                 -----------
UTILITIES -- 3.0%
AGL Resources, Inc.                                       7,100      166,850
Allete, Inc.                                              5,100      148,359
Black Hills Corp.                                         9,700      324,756
DQE, Inc.                                                 8,400      179,004
NICOR, Inc.                                               3,800      173,090
NSTAR                                                     3,600      163,224
                                                                 -----------
                                                                   1,155,283
                                                                 -----------
TOTAL EQUITIES (COST $32,681,404)                                 38,580,425
                                                                 -----------

SHORT-TERM INVESTMENTS -- 5.0%
REPURCHASE AGREEMENTS -- 5.0%
Tri-party repurchase agreement dated 03/28/02 with Salomon Smith Barney, Inc.
and Investors Bank and Trust Company, due 04/01/02, with a maturity value of
$1,933,147 and an effective yield of 0.87%, collateralized by a U.S. Government
Obligation with a rate of 8.00%, a maturity date of 11/15/21 and a market value
of $1,982,349.                                                     1,932,960
                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,932,960)                     1,932,960
                                                                 -----------

TOTAL INVESTMENTS -- 104.3% (COST $34,614,364)                   $40,513,385
OTHER ASSETS, LESS LIABILITIES -- (4.3%)                          (1,686,074)
                                                                 -----------
NET ASSETS -- 100.0%                                             $38,827,311
                                                                 ===========

NOTES TO SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

*    Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Standish Small Cap Value Fund (the "Fund") is a separate diversified investment series of the Trust.

      The objective of the Fund is long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. The Fund focuses on companies with total market capitalization equal to or less than the average total market capitalization of the largest companies included in the Russell 2000 Index measured at the end of each of the previous twelve months.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.

     D. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for realized and unrealized gains or losses on futures contracts.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     E. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon") for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit the total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.00% of the Fund's average daily net assets for the six months ended March 31, 2002. Pursuant to this agreement, for the six months ended
      March 31, 2002, Standish Mellon voluntarily did not impose $43,288 of its investment advisory fee. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2002 were $29,433,813 and $24,554,538 respectively. For the six months ended March 31, 2002, the Fund did not purchase or sell any long-term U.S. Government securities.

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2002        YEAR ENDED
                                                                    (UNAUDITED)      SEPTEMBER 30, 2001
                                                                  ----------------  ---------------------
         Shares sold                                                     164,682             1,817,921
         Shares issued to shareholders in payment of
           distributions declared                                         41,519                23,141
         Shares redeemed                                                (135,278)              (50,796)
                                                                   -------------       ---------------
         Net increase                                                     70,923             1,790,266
                                                                   =============       ===============

      At March 31, 2002 two shareholders held of record approximately 17% and 12% of the total outstanding shares of the Fund, respectively.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      A significant portion of the Fund's shares represent investments by fiduciary accounts over which Standish and its affiliates have either sole or joint investment discretion.

(5)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2002, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $34,614,364
                                                                       ==========
         Gross unrealized appreciation                                  6,017,116
         Gross unrealized depreciation                                   (118,095)
                                                                       ----------
         Net unrealized appreciation                                   $5,899,021
                                                                       ==========

(6)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Fund did not enter into option transactions during the six months ended March 31, 2002.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At March 31, 2002, the Fund held no open futures contracts.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              23         Port Financial
c/o Decision                                    11/3/1986             Board and Chief                         Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               23               None
c/o Harvard University                          9/13/1989             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         23               None
P.O. Box 2333                                   11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               23               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                                  NUMBER OF
                                                                              PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                       TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND              POSITION(S)          AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH            HELD WITH TRUST         TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood             Trustee and President  President since       Vice Chairman,               23               None
c/o Standish Mellon Asset                          4/26/1989             President and Chief
Management,                                                              Investment Officer,
One Financial Center                                                     Standish Mellon
Boston, MA 02111                                                         Asset Management
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 23               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Manager,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Assistant Vice               23               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       President and Mutual
Management,                                     since 2002            Funds Controller,
One Financial Center                                                  Mellon Institutional
Boston, MA 02111                                                      Asset Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           23               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Assistant Vice               23               None
c/o Standish Mellon Asset       President                             President and Client
Management,                                                           Manager, Standish
One Financial Center                                                  Mellon Asset
Boston, MA 02111                                                      Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           23               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2000; Shareholder
One Financial Center,                                                 Representative,
Boston MA 02111                                                       Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         23               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Financial Center,                                                 2000; Pricing
Boston MA 02111                                                       Analyst, PFPC
4/7/75                                                                1998-2000

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Select Value Portfolio
    ("Portfolio"), at value (Note 1A)                            $76,281,128
  Receivable for Fund shares sold                                        825
  Prepaid expenses                                                     8,665
                                                                 -----------
    Total assets                                                  76,290,618
LIABILITIES
  Payable for Fund shares redeemed                      $20,703
  Accrued accounting, custody and transfer agent fees     2,423
  Accrued trustees' fees and expenses (Note 2)              497
  Accrued expenses and other liabilities                 13,017
                                                         ------
    Total liabilities                                                 36,640
                                                                 -----------
NET ASSETS                                                       $76,253,978
                                                                 ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                $71,620,235
  Accumulated net realized gain                                    1,114,227
  Undistributed net investment income                                398,575
  Net unrealized appreciation                                      3,120,941
                                                                 -----------
TOTAL NET ASSETS                                                 $76,253,978
                                                                 ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                          2,189,355
                                                                 ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                $     34.83
                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income allocated from Portfolio (net of
    foreign withholding taxes of $1,355)                            $  605,580
  Interest income allocated from Portfolio                              18,013
  Expenses allocated from Portfolio                                   (266,800)
                                                                    ----------
    Net investment income allocated from Portfolio                     356,793
EXPENSES
  Accounting, custody, and transfer agent fees           $  15,037
  Registration fees                                         11,419
  Professional fees                                         10,777
  Trustees' fees and expenses (Note 2)                         997
  Insurance expense                                            766
  Miscellaneous                                              5,017
                                                         ---------
    Total expenses                                          44,013
Deduct:
  Reimbursement of Fund operating expenses (Note 2)        (41,759)
                                                         ---------
    Net expenses                                                         2,254
                                                                    ----------
      Net investment income                                            354,539
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain allocated from Portfolio on:
    Investment security transactions                       125,864
    Financial futures contracts                          1,051,776
                                                         ---------
      Net realized gain                                              1,177,640
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                5,767,015
    Financial futures contracts                           (334,568)
                                                         ---------
      Change in net unrealized appreciation
       (depreciation)                                                5,432,447
                                                                    ----------
    Net realized and unrealized gain on investments                  6,610,087
                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $6,964,626
                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2002       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2001
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $    354,539       $    872,819
  Net realized gain                                           1,177,640          4,703,773
  Change in net unrealized appreciation (depreciation)        5,432,447        (11,197,684)
                                                           ------------       ------------
  Net increase (decrease) in net assets from investment
    operations                                                6,964,626         (5,621,092)
                                                           ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net investment income                                   (240,113)          (636,139)
  From net realized gains on investments                     (4,820,364)       (10,714,375)
                                                           ------------       ------------
  Total distributions to shareholders                        (5,060,477)       (11,350,514)
                                                           ------------       ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                            8,949,963         16,858,926
  Value of shares issued to shareholders in payment of
    distributions declared                                    4,871,560         10,731,946
  Cost of shares redeemed                                   (14,960,244)       (28,445,482)
                                                           ------------       ------------
  Net decrease in net assets from Fund share
    transactions                                             (1,138,721)          (854,610)
                                                           ------------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         765,428        (17,826,216)
NET ASSETS
  At beginning of period                                     75,488,550         93,314,766
                                                           ------------       ------------
  At end of period (including undistributed net
    investment income of $398,575 and $284,149)            $ 76,253,978       $ 75,488,550
                                                           ============       ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      SIX MONTHS                                                       NINE MONTHS
                                        ENDED                   YEAR ENDED SEPTEMBER 30,                  ENDED       YEAR ENDED
                                    MARCH 31, 2002  ------------------------------------------------  SEPTEMBER 30,  DECEMBER 31,
                                     (UNAUDITED)       2001        2000        1999         1998          1997           1996
                                    --------------  ----------  ----------  -----------  -----------  -------------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                               $ 34.00       $ 41.71     $ 37.79     $  37.47     $  48.81      $  38.79       $  34.81
                                       -------       -------     -------     --------     --------      --------       --------
FROM INVESTMENT OPERATIONS:
  Net investment income*                  0.16(1)       0.39(1)     0.29(1)      0.29(1)      0.30          0.39           0.60
  Net realized and unrealized gain
    (loss) on investments                 2.99         (2.77)       5.73         4.49        (4.30)        12.79           8.52
                                       -------       -------     -------     --------     --------      --------       --------
Total from investment operations          3.15         (2.38)       6.02         4.78        (4.00)        13.18           9.12
                                       -------       -------     -------     --------     --------      --------       --------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment income             (0.11)        (0.29)      (0.23)       (0.23)       (0.30)        (0.43)         (0.56)
  From net realized gain on
    investments                          (2.21)        (5.04)      (1.87)       (4.23)       (7.04)        (2.73)         (4.58)
                                       -------       -------     -------     --------     --------      --------       --------
Total distributions to
  shareholders                           (2.32)        (5.33)      (2.10)       (4.46)       (7.34)        (3.16)         (5.14)
                                       -------       -------     -------     --------     --------      --------       --------
NET ASSET VALUE, END OF PERIOD         $ 34.83       $ 34.00     $ 41.71     $  37.79     $  37.47      $  48.81       $  38.79
                                       =======       =======     =======     ========     ========      ========       ========
TOTAL RETURN+++                           9.36%++      (7.18)%     16.52%       12.29%       (9.33)%       35.13%++       26.84%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(2)                           0.71%+        0.71%       0.71%        0.66%        0.71%         0.71%+         0.71%
  Net Investment Income (to
    average daily net assets)*            0.94%+        1.00%       0.76%        0.74%        0.69%         0.95%+         1.53%
  Portfolio Turnover(3)                    N/A           N/A         N/A          N/A          N/A           N/A             41%
  Net Assets, End of Period (000's
    omitted)                           $76,254       $75,489     $93,315     $130,556     $198,322      $170,170       $105,855

-----------------
* For the periods indicated, the investment adviser voluntarily agreed to reimburse the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share         $ 0.14(1)    $  0.38(1)  $  0.28(1)       N/A          N/A      $   0.38       $   0.59
Ratios (to average daily net assets):
  Expenses(2)                             0.82%+        0.73%       0.73%         N/A          N/A          0.72%+         0.72%
  Net investment income                   0.83%+        0.98%       0.74%         N/A          N/A          0.93%+         1.52%

(1)  Calculated based on average shares outstanding.
(2) Includes the Fund's share of Standish Select Value Portfolio's allocated expenses for periods since May 3, 1996.
(3) Portfolio turnover represents activity while the Fund was investing directly in securities. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Select Value Fund (the "Fund") is a separate diversified investment series of the Trust.

      The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest of the Standish Select Value Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio Trust seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that appear to be undervalued relative to underlying business fundamentals. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.9% at March 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

      Prior to the Fund's investment in the Portfolio, the Fund held its investments directly. For investments held directly, interest income was determined on the basis of interest accrued, dividend income was recorded on the ex-dividend date and realized gains and losses from securities sold were recorded on the identified cost basis.

     C. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     D. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for wash sales, realized and unrealized gains or losses on futures, and allocation of realized gains or losses between the funds.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     E. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)  INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.71% of the Fund's average daily net assets for the six months ended March 31, 2002. Pursuant to this agreement, for the six months ended March 31, 2002, Standish Mellon voluntarily reimbursed the Fund for $41,759 of its operating expenses. This agreement is temporary and voluntary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2002 aggregated $8,965,222 and $15,136,660, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2002        YEAR ENDED
                                                                    (UNAUDITED)      SEPTEMBER 30, 2001
                                                                  ----------------  ---------------------
         Shares sold                                                   264,453             437,007
         Shares issued to shareholders in payment of
           distributions declared                                      141,863             277,229
         Shares redeemed                                              (437,376)           (730,865)
                                                                      --------            --------
         Net decrease                                                  (31,060)            (16,629)
                                                                      ========            ========

      At March 31, 2002, three shareholders of record held approximately 13%, 12% and 12% of the total outstanding shares of the Fund, respectively. Investment activities of these shareholders could have a material impact on the Fund.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
-----------------------------------------------------------------------------
EQUITIES -- 98.2%
BASIC INDUSTRY -- 4.8%
Alcoa, Inc.                                               20,700  $   781,218
Cooper Industries, Inc.                                   14,100      591,495
Dow Chemical                                              16,200      530,064
International Paper Co.                                   10,700      460,207
Praxair, Inc.                                             21,300    1,273,740
                                                                  -----------
                                                                    3,636,724
                                                                  -----------
CAPITAL GOODS -- 7.0%
Caterpiller, Inc.                                          9,800      557,130
General Dynamics                                           4,800      450,960
Ingersoll Rand Co., Class A                               17,000      850,340
Lockheed Martin Corp.                                     14,800      852,184
Tyco International Ltd.                                   38,500    1,244,320
United Technologies Corp.                                 18,600    1,380,120
                                                                  -----------
                                                                    5,335,054
                                                                  -----------
CONSUMER STABLE -- 8.0%
ConAgra Foods, Inc.                                       49,700    1,205,225
CVS Corp.                                                 13,500      463,455
International Flavors & Fragrances                         9,000      314,730
Kimberly-Clark Corp.                                      12,900      833,985
PepsiCo, Inc.                                             21,520    1,108,280
Procter & Gamble Co.                                      14,900    1,342,341
Safeway, Inc.*                                            18,400      828,368
                                                                  -----------
                                                                    6,096,384
                                                                  -----------
EARLY CYCLICAL -- 5.2%
American Standard Companies, Inc.*                        13,700      969,275
Continental Airlines, Class B*                            10,700      303,024
Delta Air Lines, Inc.                                     16,200      530,064
Ford Motor Co.                                            29,200      481,508
General Motors Corp.                                      16,500      997,425
Mohawk Industries, Inc.*                                   6,500      390,585
Whirlpool Corp.                                            4,100      309,755
                                                                  -----------
                                                                    3,981,636
                                                                  -----------
ENERGY -- 9.8%
BP Amoco PLC ADR                                          18,090      960,579
Chevron Texaco Corp.                                      16,066    1,450,278
El Paso Corp.                                             26,985    1,188,150
Exxon Mobil Corp.                                         88,204    3,865,981
                                                                  -----------
                                                                    7,464,988
                                                                  -----------
FINANCIAL -- 26.3%
ACE Ltd.                                                  18,000      750,600
AMBAC, Inc.                                               15,050      889,004
American International Group, Inc.                        21,149    1,525,689
Bank of America Corp.                                     13,900      945,478
Citigroup, Inc.                                           62,366    3,088,364

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
-----------------------------------------------------------------------------
FINANCIAL (CONTINUED)
Federal Home Loan Mortgage Corp.                          11,100  $   703,407
Federal National Mortgage Association                      9,100      726,908
FleetBoston Financial Corp.                               23,800      833,000
Goldman Sachs                                             16,400    1,480,100
Greenpoint Financial Corp.                                12,900      563,730
MBNA Corp.                                                32,300    1,245,811
Merrill Lynch & Co.                                       12,200      675,636
Morgan Stanley Dean Witter                                12,100      693,451
PNC Bank Corp.                                            18,500    1,137,565
Prudential Financial, Inc.*                               33,600    1,043,280
RenaissanceRe Holdings Ltd.                                6,300      648,900
The PMI Group, Inc.                                       12,100      916,696
Washington Mutual, Inc.                                   21,400      708,982
Wells Fargo & Co.                                         30,700    1,516,580
                                                                  -----------
                                                                   20,093,181
                                                                  -----------
GROWTH CYCLICAL -- 7.8%
Brinker International, Inc.*                              10,950      354,890
Disney (Walt) Co.                                         33,900      782,412
Federated Department Stores*                              13,100      535,135
Footlocker, Inc.*                                         55,100      891,518
ITT Industries, Inc.                                       9,800      617,792
McDonald's Corp.                                          21,100      585,525
Nordstrom, Inc.                                           25,100      614,950
Sears, Roebuck and Co.                                    14,900      763,923
TJX Cos, Inc.                                             11,100      444,111
Wendy's International, Inc.                               11,200      391,776
                                                                  -----------
                                                                    5,982,032
                                                                  -----------
HEALTH CARE -- 7.3%
AmerisourceBergen Corp.                                    8,200      560,060
Apogent Technologies, Inc.*                               14,300      352,924
Beckman Coulter, Inc.                                      7,400      377,918
Healthsouth Corp.*                                        29,600      424,760
King Pharmaceuticals, Inc.*                               10,700      374,607
Laboratory Corp. of America Holdings*                      4,300      412,198
Omnicare, Inc.                                            15,800      409,062
Pfizer, Inc.                                              26,800    1,065,032
Pharmacia Corp.                                           13,600      613,088
Wellpoint Health Networks, Inc.*                           9,400      598,498
Wyeth Corp.                                                5,800      380,770
                                                                  -----------
                                                                    5,568,917
                                                                  -----------
OTHER -- 1.7%
iShares Russell Value Index Fund                          23,200    1,340,264
                                                                  -----------
REAL ESTATE -- 1.4%
Boston Properties, Inc., REIT                              9,700      382,665
General Growth Properties, REIT                            5,500      243,100
Liberty Property Trust, REIT                              12,900      416,025
                                                                  -----------
                                                                    1,041,790
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
-----------------------------------------------------------------------------
SERVICES -- 10.8%
Adelphia Communications, Class A*                         14,300  $   213,070
Bellsouth Corp.                                           26,076      961,161
First Data Corp.                                          14,000    1,221,500
General Motors Corp., Class H*                            27,100      445,795
Jacobs Engineering Group*                                  7,400      527,546
McGraw-Hill Companies, Inc.                               13,800      941,850
Omnicom Group                                             10,200      962,880
SBC Communications, Inc.                                  26,100      977,184
Verizon Communications, Inc.                              44,100    2,013,165
                                                                  -----------
                                                                    8,264,151
                                                                  -----------
TECHNOLOGY -- 4.6%
Agilent Technologies, Inc.*                               18,600      650,256
Applied Materials, Inc.*                                  10,000      542,700
AT & T Wireless Services, Inc.*                           30,773      275,418
International Business Machine                             8,600      894,400
Microsoft Corp.*                                           7,000      422,170
NCR Corp.*                                                15,600      698,100
                                                                  -----------
                                                                    3,483,044
                                                                  -----------
UTILITIES -- 3.5%
Dominion Resources, Inc.                                   9,800      638,568
Duke Energy Corp.                                         20,100      759,780
Exelon Corp.                                              12,000      635,640
FPL Group, Inc.                                           10,800      643,140
                                                                  -----------
                                                                    2,677,128
                                                                  -----------
TOTAL EQUITIES (COST $69,877,390)                                  74,965,293
                                                                  -----------

SHORT-TERM INVESTMENTS -- 1.5%
REPURCHASE AGREEMENTS -- 1.5%
Tri-Party repurchase agreement dated 03/28/02 with Salomon Smith Barney Inc.
and Investors Bank and Trust Company, due 04/01/02, with a maturity value of
$1,161,800 and an effective yield of 0.87%, collateralized by a U.S. Government
Obligation with a rate of 8.00%, a maturity date of 11/15/21 and market value
of $1,191,919.                                                      1,161,687
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,161,687)                      1,161,687
                                                                  -----------

TOTAL INVESTMENTS -- 99.7% (COST $71,039,077)                     $76,126,980
OTHER ASSETS, LESS LIABILITIES -- 0.3%                                239,985
                                                                  -----------
NET ASSETS -- 100.0%                                              $76,366,965
                                                                  ===========

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

*    Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $71,039,077)                                                  $76,126,980
  Receivable for investments sold                                     564,087
  Interest and dividends receivable                                    72,272
  Prepaid expenses                                                      2,101
                                                                  -----------
    Total assets                                                   76,765,440
LIABILITIES
  Payable for investments purchased                     $300,600
  Due to custodian                                        57,414
  Accrued accounting and custody fees                      5,200
  Accrued trustees' fees and expenses (Note 2)             2,634
  Accrued expenses and other liabilities                  32,627
                                                         -------
    Total liabilities                                                 398,475
                                                                  -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                      $76,366,965
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income (net of foreign withholding taxes of
    $1,807)                                                         $   813,195
  Interest income                                                        23,782
                                                                    -----------
    Total income                                                        836,977
EXPENSES
  Investment advisory fee (Note 2)                       $ 253,796
  Accounting and custody fees                               53,478
  Professional fees                                         16,824
  Licensing fees                                            11,305
  Insurance expense                                          6,063
  Trustees' fees and expenses (Note 2)                       4,810
  Miscellaneous                                              2,359
                                                         ---------
    Total expenses                                                      348,635
                                                                    -----------
      Net investment income                                             488,342
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain
    Investment security transactions                       139,890
    Financial futures contracts                          1,097,736
                                                         ---------
      Net realized gain                                               1,237,626
  Change in unrealized appreciation (depreciation)
    Investment securities                                8,951,143
    Financial futures contracts                             37,193
                                                         ---------
      Change in net unrealized appreciation
        (depreciation)                                                8,988,336
                                                                    -----------
    Net realized and unrealized gain                                 10,225,962
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $10,714,304
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2002       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2001
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $    488,342       $  1,507,361
  Net realized gain                                           1,237,626          7,102,536
  Change in net unrealized appreciation (depreciation)        8,988,336        (17,986,711)
                                                           ------------       ------------
  Net increase (decrease) in net assets from investment
    operations                                               10,714,304         (9,376,814)
                                                           ------------       ------------

CAPITAL TRANSACTIONS
  Contributions                                               9,784,666         21,887,948
  Withdrawals                                               (68,345,002)       (34,402,718)
                                                           ------------       ------------
  Net decrease in net assets from capital transactions      (58,560,336)       (12,514,770)
                                                           ------------       ------------
TOTAL DECREASE IN NET ASSETS                                (47,846,032)       (21,891,584)
NET ASSETS
  At beginning of period                                    124,212,997        146,104,581
                                                           ------------       ------------
  At end of period                                         $ 76,366,965       $124,212,997
                                                           ============       ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                 FOR THE PERIOD
                                        SIX MONTHS                                                                 MAY 3, 1996
                                           ENDED                                                  NINE MONTHS     (COMMENCEMENT
                                         MARCH 31,            YEAR ENDED SEPTEMBER 30,               ENDED      OF OPERATIONS) TO
                                           2002      ------------------------------------------  SEPTEMBER 30,    DECEMBER 31,
                                        (UNAUDITED)    2001       2000       1999       1998         1997             1996
                                        -----------  ---------  ---------  ---------  ---------  -------------  -----------------
TOTAL RETURN+++                              9.38%++    (7.11)%    16.59%     12.35%     (9.27)%      35.18%++         26.84%++
RATIOS:
  Expenses (to average daily net
    assets)                                  0.69%+      0.64%      0.64%      0.60%      0.65%        0.66%+           0.69%+
  Net Investment Income (to average
    daily net assets)                        0.96%+      1.06%      0.83%      0.81%      0.75%        0.99%+           1.58%+
  Portfolio Turnover                           40%++       62%        92%        90%       144%          75%++            78%++
  Net Assets, End of Period
    (000's omitted)                       $76,367    $124,213   $146,105   $190,857   $207,612     $170,142         $106,278

-----------------

+    Computed on an annualized basis.
++   Not annualized.
+++ Total return for the Portfolio has been calculated based on the total return for the underlying Funds adjusted for the difference in expenses as set out in the notes to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Select Value Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At March 31, 2002, the Standish Select Value Fund and the Standish Select Value Asset Fund held approximately 99.9% and 0.1% interests in the Standish Select Value Portfolio, respectively.

      The objective of the Portfolio is to achieve long-term growth of capital through investment, under normal circumstances, of at least 80% of net assets in equity and equity-related securities of companies which appear to be undervalued relative to current earnings growth.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTION AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

     D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2002, were $37,969,945 and $92,641,188, respectively. For the six months ended March 31, 2002, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  FEDERAL TAXES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2002, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                               $71,039,077
                                                                      ===========
         Gross unrealized appreciation                                  8,078,497
         Gross unrealized depreciation                                 (2,990,594)
                                                                      -----------
         Net unrealized appreciation                                  $ 5,087,903
                                                                      ===========

(5)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Portfolio entered into no such transactions during the six months ended March 31, 2002.

     FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      The Portfolio entered into no such transactions during the six months ended March 31, 2002.

(6)  LINE OF CREDIT:

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Standish, Ayer & Wood Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2002, the expense related to this commitment fee was $1,983 for the Portfolio.

      During the six months ended March 31, 2002, the Portfolio had no borrowings under the credit facility.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              23          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               23               None
c/o Harvard University                          9/13/1989             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         23               None
P.O. Box 2333                                   11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               23               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Vice Chairman,               23               None
c/o Standish Mellon Asset       President       4/26/1989             President and Chief
Management,                                                           Investment Officer,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 23               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Manager,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Assistant Vice               23               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       President and Mutual
Management,                                     since 2002            Funds Controller,
One Financial Center                                                  Mellon Institutional
Boston, MA 02111                                                      Asset Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           23               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Assistant Vice               23               None
c/o Standish Mellon Asset       President                             President and Client
Management,                                                           Manager, Standish
One Financial Center                                                  Mellon Asset
Boston, MA 02111                                                      Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           23               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2000; Shareholder
One Financial Center,                                                 Representative,
Boston MA 02111                                                       Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         23               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Financial Center,                                                 2000; Pricing
Boston MA 02111                                                       Analyst, PFPC
4/7/75                                                                1998-2000

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $23,642,396)                                                  $27,084,503
  Foreign currency, at value (cost $11,552)                            11,526
  Receivable for investments sold                                      58,440
  Receivable for Fund shares sold                                       3,500
  Interest and dividends receivable                                    78,175
  Receivable for variation margin on open financial
    futures contracts (Note 6)                                          6,188
  Miscellaneous receivable                                                652
  Tax reclaim receivable                                               27,717
  Prepaid expenses                                                      8,590
                                                                  -----------
    Total assets                                                   27,279,291
LIABILITIES
  Payable for investments purchased                     $108,903
  Accrued accounting, custody and transfer agent fees     11,570
  Accrued trustees' fees and expenses (Note 2)               847
  Accrued expenses and other liabilities                  21,672
                                                         -------
    Total liabilities                                                 142,992
                                                                  -----------
NET ASSETS                                                        $27,136,299
                                                                  ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                 $26,993,219
  Accumulated net realized loss                                    (3,272,405)
  Distributions in excess of net investment income                    (33,574)
  Net unrealized appreciation                                       3,449,059
                                                                  -----------
TOTAL NET ASSETS                                                  $27,136,299
                                                                  ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                           2,773,812
                                                                  ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                 $      9.78
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income (net of foreign withholding taxes of
    $22,750)                                                         $  189,946
  Interest income                                                         3,354
                                                                     ----------
    Total investment income                                             193,300
EXPENSES
  Investment advisory fee (Note 2)                       $  121,386
  Accounting, custody, and transfer agent fees               72,305
  Professional fees                                          15,277
  Registration fees                                           8,826
  Insurance expense                                           3,406
  Trustees' fees and expenses (Note 2)                        2,055
  Miscellaneous                                               2,700
                                                         ----------
    Total expenses                                          225,955

Deduct:
  Waiver of investment advisory fee (Note 2)                (74,221)
                                                         ----------
    Net expenses                                                        151,734
                                                                     ----------
      Net investment income                                              41,566
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                     (1,523,754)
    Financial futures contracts                              12,898
    Foreign currency transactions and forward foreign
      currency exchange contracts                             4,386
                                                         ----------
      Net realized loss                                              (1,506,470)
  Change in unrealized appreciation (depreciation)
    Investment securities                                 4,950,680
    Financial futures contracts                               6,728
    Foreign currency and forward foreign currency
      exchange contracts                                        744
                                                         ----------
      Change in net unrealized appreciation
        (depreciation)                                                4,958,152
                                                                     ----------
    Net realized and unrealized gain                                  3,451,682
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $3,493,248
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2002       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2001
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $    41,566        $   251,108
  Net realized loss                                         (1,506,470)        (1,770,860)
  Change in net unrealized appreciation (depreciation)       4,958,152         (2,902,827)
                                                           -----------        -----------
  Net increase (decrease) in net assets from investment
    operations                                               3,493,248         (4,422,579)
                                                           -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                  (152,791)          (192,844)
  From net realized gains on investments                            --           (480,372)
                                                           -----------        -----------
  Total distributions to shareholders                         (152,791)          (673,216)
                                                           -----------        -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           5,192,855         14,330,809
  Value of shares issued to shareholders in payment of
    distributions declared                                     122,124            618,088
  Cost of shares redeemed                                   (3,905,310)        (4,558,673)
                                                           -----------        -----------
  Net increase in net assets from Fund share
    transactions                                             1,409,669         10,390,224
                                                           -----------        -----------
TOTAL INCREASE IN NET ASSETS                                 4,750,126          5,294,429
NET ASSETS
  At beginning of period                                    22,386,173         17,091,744
                                                           -----------        -----------
  At end of period (including distributions in excess
    of net investment income of $33,574 and
    undistributed net investment income of $77,651,
    respectively)                                          $27,136,299        $22,386,173
                                                           ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      SIX MONTHS                               FOR THE PERIOD
                                                        ENDED           YEAR ENDED            FEBRUARY 1, 2000
                                                    MARCH 31, 2002    SEPTEMBER 30,     (COMMENCEMENT OF OPERATIONS)
                                                     (UNAUDITED)           2001            TO SEPTEMBER 30, 2000
                                                    --------------  ------------------  ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $  8.55           $ 10.65                  $ 10.00
                                                       -------           -------                  -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                                  0.02(1)           0.11(1)                  0.09(1)
  Net realized and unrealized gain (loss) on
    investments                                           1.27             (1.89)                    0.63
                                                       -------           -------                  -------
Total from investment operations                          1.29             (1.78)                    0.72
                                                       -------           -------                  -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             (0.06)            (0.08)                   (0.07)
  From net realized gain on investments                     --             (0.24)                      --
                                                       -------           -------                  -------
Total distributions to shareholders                      (0.06)            (0.32)                   (0.07)
                                                       -------           -------                  -------
NET ASSET VALUE, END OF PERIOD                         $  9.78           $  8.55                  $ 10.65
                                                       =======           =======                  =======
TOTAL RETURN+++                                          15.12%++         (17.13)%                   7.19%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                 1.25%+            1.25%                    1.25%+
  Net Investment Income (to average daily net
    assets)*                                              0.34%+            1.10%                    1.21%+
  Portfolio Turnover                                        32%++             89%                      70%++
  Net Assets, End of Period (000's omitted)            $27,136           $22,386                  $17,092

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income (loss) per share                 $ (0.01)(1)       $  0.04(1)               $  0.01(1)
Ratios (to average daily net assets):
  Expenses                                                1.86%+            1.98%                    2.29%+
  Net investment income (loss)                           (0.27)%+           0.37%                    0.17%+

(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
-----------------------------------------------------------------------------
EQUITIES -- 95.6%
AUSTRALIA -- 3.1%
Adelaide Bank Ltd.                                        22,700  $    89,179
CSR Ltd.                                                  27,600       97,217
Commonwealth Property Office Unit                        290,000      179,806
Goldfields Ltd.                                           87,000      142,295
Leighton Holdings Ltd.                                    20,000      121,866
Origin Energy Ltd.                                        55,600       92,424
Tabcorp Holdings Ltd.                                     20,100      121,186
                                                                  -----------
                                                                      843,973
                                                                  -----------
AUSTRIA -- 0.3%
Boehler-Uddeholm AG                                        1,900       82,599
                                                                  -----------
BELGIUM -- 1.1%
Colruyt SA                                                 3,124      129,005
Mobistar SA*                                               3,700       59,601
Omega Pharma SA                                            2,700      111,143
                                                                  -----------
                                                                      299,749
                                                                  -----------
CANADA -- 5.5%
ATCO Ltd., Class I                                         5,400      167,849
CHC Helicopter Corp., Class A                             13,300      222,822
Cascades Inc.                                             20,800      187,820
Cognos Inc.*                                               4,000      108,961
Goldcorp, Inc.                                             7,200      125,463
Industrial Alliance Life Insurance Co.                     5,800      166,443
Inmet Mining Corp.*                                       35,000      123,077
Metro Inc., Class A                                       19,200      260,421
Open Text Corp.*                                           5,600      140,202
                                                                  -----------
                                                                    1,503,058
                                                                  -----------
CZECH REPUBLIC -- 0.3%
Ceska Sporitelna A/S*                                      7,800       81,834
                                                                  -----------
DENMARK -- 1.0%
Coloplast A/S, Class B                                     1,900      122,403
Jyske Bank A/S*                                            7,000      145,946
                                                                  -----------
                                                                      268,349
                                                                  -----------
FINLAND -- 2.8%
Amer-Yhthymae Oyj, Class A                                 2,900       81,605
Fortum Oyj                                                14,400       76,401
Huhtamaki Oyj                                              3,300      124,342
Kemira Oyj                                                18,200      129,859
Kone Corp., Class B                                        1,900      173,804
Raisio Group PLC                                          86,000      104,893
Tietoenator Oyj                                            3,300       83,374
                                                                  -----------
                                                                      774,278
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
-----------------------------------------------------------------------------
FRANCE -- 8.1%
AGF Assurances Generale de France                          1,700  $    83,531
Beneteau                                                   2,920      141,441
Brioche Pasquier SA                                        1,350       83,387
CNP Assurances                                             4,150      139,160
Cerep SA*                                                  5,400       91,737
Chargeurs SA                                                 864       61,346
Eiffage                                                    2,511      186,273
Gecina SA                                                  1,002       82,406
Ingenico SA                                                4,100       98,692
MEDIDEP SA*                                                4,100       88,584
Neopost SA*                                                4,600      156,293
Publicis Groupe                                            3,400      115,106
Remy Cointreau                                             4,750      121,994
Scor SA                                                    3,160      100,457
Silicon-On-Insulator Technologies*                         6,300      131,780
Simco SA                                                   1,050       72,037
Spir Communications                                        1,700      130,183
Unilog SA                                                  1,500      114,084
Vallourec SA                                               2,020      112,101
Zodiac SA                                                  3,800       84,154
                                                                  -----------
                                                                    2,194,746
                                                                  -----------
GERMANY -- 5.7%
Altana AG                                                  2,184      116,883
BHW Holding AG                                             5,500       99,186
Deutsche Boerse AG                                         4,100      168,416
Hugo Boss AG Preferred Stock                               3,600       82,172
Jenoptik AG                                                3,740       65,329
K & S AG                                                   5,600      112,698
Medion AG                                                  2,800      116,845
Puma AG                                                    6,400      285,475
Rhoen-Klinikum AG -Vorzugsakt Preferred Stock              2,160      107,262
Salzgitter AG                                             12,300      126,660
Software AG*                                               3,300       56,780
Stinnes AG                                                 5,100      121,297
Wella AG                                                   1,700       87,678
                                                                  -----------
                                                                    1,546,681
                                                                  -----------
GREECE -- 0.6%
Aktor S.A. Technical Co.                                  13,600       86,256
Intralot SA                                                5,800       90,953
                                                                  -----------
                                                                      177,209
                                                                  -----------
HONG KONG -- 1.9%
Henderson Investment Ltd.                                240,000      193,846
Kingboard Chemical Holdings, Ltd.                        154,000      143,141
Texwinca Holdings Ltd.                                   316,000      181,295
                                                                  -----------
                                                                      518,282
                                                                  -----------
IRELAND -- 1.4%
Anglo Irish Bank PLC                                      21,900      102,837
DCC PLC                                                    9,600      101,868

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
-----------------------------------------------------------------------------
IRELAND (CONTINUED)
Fyffes PLC*                                               69,300  $    79,090
Grafton Group PLC                                         25,200       85,622
                                                                  -----------
                                                                      369,417
                                                                  -----------
ITALY -- 4.5%
Banca Popolare di Novara*                                  9,750       67,019
Beni Stabili Spa                                         162,600       84,881
Buzzi Unicem Spa                                          16,400      136,147
ERG Spa                                                   25,100       96,215
Italgas Spa                                                8,300       79,100
Merloni Elettrodemestici Spa                              19,600      152,280
Milano Assicurazioni Spa                                  40,000      121,933
Parmalat Finanzaria Spa                                   53,508      171,548
Recordati Spa                                              9,600      225,731
Saipem Spa                                                13,400       82,407
                                                                  -----------
                                                                    1,217,261
                                                                  -----------
JAPAN -- 16.7%
Alpine Electronics Inc.                                   12,000      132,579
Arrk Corp.                                                 2,000       77,677
Asahi Denka Kogyo KK                                      30,000      158,824
Asian Industry Co. Ltd.                                   10,000       70,965
Autobacs Seven Co. Ltd.                                    3,900       85,588
Bandai Co. Ltd.                                            4,600      128,009
CKD Corp.                                                 19,000       64,336
Daicel Chem Industries Ltd.                               46,000      138,763
Daito Trust Construction Co. Ltd.                          7,000      114,819
Eneserve Corp.                                             6,000      218,552
Fuji Oil Co. Ltd.                                         16,000      131,403
Fujirebio, Inc.                                           16,000      130,920
Glory Ltd.                                                 8,000      144,495
Jeol Ltd.                                                 24,000      123,258
Kose Corp.                                                 5,200      135,294
Matsumotokiyoshi Co. Ltd.                                  3,900      127,941
MegaChips Corp.                                            2,700       72,285
Mitsui-Soko Co. Ltd.                                      59,000      110,347
Nippon Paint Co. Ltd.                                     37,000       83,710
Nippon Shokubai Co. Ltd.                                  34,000      132,051
Plenus Co. Ltd.                                            1,563       45,971
Sanki Engineering Co. Ltd.                                35,000      163,386
Sanyo Shinpan Finance Co. Ltd.                             2,300       59,148
Shimachu Co. Ltd.                                         13,500      190,385
Shinkin Central Bank Preferred Stock                          54      157,195
Shinko Electric Industries Co. Ltd.                        4,900      129,336
Shohkoh Fund & Co. Ltd.                                      920       91,306
Showa Corp.                                               24,000      192,579
Sumitomo Realty & Development Co. Ltd.                    23,000      119,683
Takara Co. Ltd.                                           20,000      124,434
Takuma Co.                                                22,000      155,460
Tanabe Seiyaku Co. Ltd.                                   16,000      148,778
Toho Gas Co. Ltd.                                         37,000       85,385
Tomen Electronics Corp.                                    2,700       77,376

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
-----------------------------------------------------------------------------
JAPAN (CONTINUED)
USS Co. Ltd.*                                              5,000  $   171,192
Yakult Honsha Co. Ltd.                                    11,000      107,428
Yamada Denki Co. Ltd.                                      1,800      122,579
                                                                  -----------
                                                                    4,523,437
                                                                  -----------
NETHERLANDS -- 5.0%
Elsevier NV                                                5,600       74,937
Grontmij                                                   2,700       92,208
Hagemeyer NV                                               4,400       97,365
Heijmans CVA                                               6,600      145,646
Kininklijke Vendex KBB NV                                  9,200      122,710
Koninklijke Boskalis Westminster NV                        5,100      142,180
Koninklijke Grolsch NV                                     3,400       70,912
OPG Group NV                                               2,400       93,881
Rodamco Europe NV                                          3,700      140,058
Van der Moolen Holding NV                                  3,700      108,308
Vodafone Libertel NV*                                     10,400       67,048
Wereldhave NV                                              2,400      123,571
Wolters Kluwer NV                                          3,400       71,090
                                                                  -----------
                                                                    1,349,914
                                                                  -----------
NEW ZEALAND -- 0.4%
Sky City Ltd.                                             43,800      111,049
                                                                  -----------
NORWAY -- 1.2%
Gjensidige NOR Sparebank                                   6,650      224,063
ProSafe ASA*                                               7,100      112,388
                                                                  -----------
                                                                      336,451
                                                                  -----------
PORTUGAL -- 0.7%
Portucel Empresa Produtora de Pasta e Papel SA            87,600      108,370
Semapa Sociedade de Investimento E Gestao                 19,500       80,695
                                                                  -----------
                                                                      189,065
                                                                  -----------
SOUTH KOREA -- 2.4%
Hana Bank                                                  9,000      138,696
Handsome Co. Ltd.                                         13,300      130,294
Humax Co. Ltd.                                             5,500      247,852
Hyundai Mobis                                              5,900      140,497
                                                                  -----------
                                                                      657,339
                                                                  -----------
SPAIN -- 3.6%
Actividades de Construccion y Servicios SA                 4,000      110,468
Aguas de Barcelona                                         4,900       53,532
Aurea Concesiones de Infraestructuras del Estado SA        3,800       70,184
Compania Espanola de Petroleos SA                          6,800       92,298
Grupo Auxiliar Metalurgico SA*                             7,100      120,618
Grupo Dragados SA                                          8,000      102,105
Grupo Empresarial Ence SA                                  4,100       61,544
NH Hoteles SA*                                             9,500      108,835

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
-----------------------------------------------------------------------------
SPAIN (CONTINUED)
Red Electrica de Espana                                   12,200  $   119,572
Vallehermoso SA                                           18,000      137,841
                                                                  -----------
                                                                      976,997
                                                                  -----------
SWEDEN -- 2.7%
Castellum AB                                              12,900      144,908
Elekta AB*                                                12,100      113,170
Holmen AB, B Shares                                        7,200      172,865
Munters AB                                                 6,000      131,327
Saab AB, B Shares                                         14,449      167,880
                                                                  -----------
                                                                      730,150
                                                                  -----------
SWITZERLAND -- 4.3%
Bobst Group AG*                                            3,600      106,901
Bucher Holding AG                                            100       73,524
Galenica Holding AG Registered Shares                        165      145,813
Givaudan Registered Shares                                   540      173,180
Helvetia Patria Holding Registered Shares                    892      123,962
Logitech Intenational SA*                                  5,060      239,507
Valora Holding AG Registered Shares                          800      135,408
Vontobel Holding AG Registered Shares                      7,200      167,835
                                                                  -----------
                                                                    1,166,130
                                                                  -----------
UNITED KINGDOM -- 22.3%
Alliance Unichem PLC                                      17,900      153,557
Arcadia Group PLC*                                        53,600      259,146
Arriva PLC                                                30,000      152,104
BPB PLC                                                   25,400      141,279
Bradford & Bingley PLC                                    26,500      119,808
Brixton PLC                                               22,300       76,807
Countryside Properties PLC                                42,300      114,624
Cranswick PLC                                             10,300      118,841
Crest Nicholson PLC                                       43,500      138,659
Dairy Crest Group PLC                                     30,400      207,244
Davis Service Group PLC                                   23,800      159,535
Debenhams PLC                                             37,300      213,853
EasyJet PLC*                                              13,800      108,052
Enterprise Inns PLC                                       15,000      170,930
First Technology PLC                                      14,600       98,386
Firstgroup PLC                                            32,900      141,704
Forth Ports PLC                                            8,100       94,151
Galen Holdings PLC                                        12,300      108,762
Gallaher Group PLC                                        18,600      143,248
Greggs PLC                                                 3,000      152,746
Holidaybreak PLC                                          21,900      155,857
Inchcape PLC                                              11,600      115,642
Johnson Matthey PLC                                        8,300      123,820
Johnston Press PLC                                        39,600      239,182
Kelda Group PLC                                           30,000      166,651
London Stock Exchange PLC                                 19,050      117,642
Lonmin PLC                                                 7,056      119,753
Man Group PLC                                             14,900      253,942

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
-----------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
McCarthy & Stone PLC                                      27,600  $   114,098
Meggitt PLC                                               47,500      143,957
Mowlem (John) & Co PLC                                    41,800      146,057
Northern Rock PLC                                         33,500      334,444
Rentokil Initial PLC                                      33,800      136,422
Sig PLC                                                   43,200      197,158
Speedy Hire PLC                                           27,400      130,618
Stanley Leisure PLC                                       26,800      142,378
Torex PLC                                                 16,900      181,614
Travis Perkins PLC                                        12,400      190,378
Wimpey (George) PLC                                       39,700      155,705
                                                                  -----------
                                                                    6,038,754
                                                                  -----------
TOTAL EQUITIES (COST $22,514,648)                                  25,956,722
                                                                  -----------

                                                                    PAR       VALUE
                                                RATE    MATURITY   VALUE    (NOTE 1A)
                                               ------  ----------  ------   ---------
SHORT-TERM INVESTMENTS -- 4.2%
U.S. GOVERNMENT -- 0.2%
FHLMC Discount Note+/+ +                        1.880% 06/13/2002  $50,000      49,840
                                                                           -----------
REPURCHASE AGREEMENTS -- 4.0%
Tri-party repurchase agreement dated 03/28/02
with Salomon Smith Barney, Inc. and Investors
Bank and Trust Company, due 04/01/02, with a
maturity value of $1,078,045 and an effective
yield of 0.87%, collateralized by a U.S.
Government Obligation with a rate of 8.00%, a
maturity date of 11/15/21 and a market value
of $1,104,093.                                                             $ 1,077,941
                                                                           -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,127,748)                               1,127,781
                                                                           -----------

TOTAL INVESTMENTS -- 99.8% (COST $23,642,396)                              $27,084,503
OTHER ASSETS, LESS LIABILITIES -- 0.2%                                          51,796
                                                                           -----------
NET ASSETS -- 100.0%                                                       $27,136,299
                                                                           ===========

NOTES TO SCHEDULE OF INVESTMENTS:

FHLMC - Federal Home Loan Mortgage Corporation

*    Non-income producing security.
+/+  Rate noted is yield to maturity.
+    Denotes all or part of security segregated as collateral.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PERCENTAGE
                                                                OF NET
                 INDUSTRY SECTOR                                ASSETS
                 ---------------                              ----------
Industrials                                                      19.8%
Consumer Discretionary                                           19.8%
Financials                                                       17.0%
Materials                                                        11.0%
Information Technology                                            8.3%
Consumer Staples                                                  8.2%
Health Care                                                       6.5%
Short-Term Investments                                            4.2%
Utilities                                                         2.5%
Energy                                                            2.0%
Telecommunication Services                                        0.5%
                                                                 ----
                                                                 99.8%

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Small Cap Fund (the "Fund") is a separate diversified investment series of the Trust.

      The objective of the Fund is to achieve long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Salomon Smith Barney Extended Market Ex-U.S. Index and to a limited extent, emerging markets.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and passive foreign investment companies (PFICs).

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among paid in capital, undistributed net investment income and accumulated net realized gain
      (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The calculation of net investment income per share in the financial highlights table excludes these reclassifications.

     G. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon") for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit the Fund's total operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 1.25% of the Fund's average daily net assets for the six months ended March 31, 2002. Pursuant to this agreement, for the six months ended
      March 31, 2002, Standish Mellon voluntarily did not impose $74,221 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2002 were $7,932,491 and $7,585,626 respectively. For the six months ended March 31, 2002, the Fund did not purchase or sell any long-term U.S. Government securities.

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2002        YEAR ENDED
                                                                    (UNAUDITED)      SEPTEMBER 30, 2001
                                                                  ----------------  ---------------------
         Shares sold                                                    567,560           1,417,265
         Shares issued to shareholders in payment of
           distributions declared                                        13,376              61,336
         Shares redeemed                                               (426,393)           (464,206)
                                                                      ---------          ----------
         Net increase                                                   154,543           1,014,395
                                                                      =========          ==========

      At March 31, 2002, two shareholders each held of record approximately 13% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

(5)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2002, as computed on a federal income tax basis, were as follows.

         Aggregate Cost                                               $23,642,396
                                                                       ==========
         Gross unrealized appreciation                                  4,334,161
         Gross unrealized depreciation                                   (892,054)
                                                                       ----------
         Net unrealized appreciation                                   $3,442,107
                                                                       ==========

(6)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund trades the following instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Fund did not enter into option transactions during the six months ended March 31, 2002.

     FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At March 31, 2002, the Fund held no forward foreign currency exchange contracts.

     FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At March 31, 2002, the Fund held the following futures contracts:

                                                                   EXPIRATION   UNDERLYING FACE
         CONTRACT                                       POSITION      DATE      AMOUNT AT VALUE  UNREALIZED GAIN
         -------------------------------------------------------------------------------------------------------
         MSCI (31 contracts)                               Long    6/21/2002       $584,977          $6,728

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              23          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               23               None
c/o Harvard University                          9/13/1989             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         23               None
P.O. Box 2333                                   11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               23               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Vice Chairman,               23               None
c/o Standish Mellon Asset       President       4/26/1989             President and Chief
Management,                                                           Investment Officer,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 23               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Manager,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Assistant Vice               23               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       President and Mutual
Management,                                     since 2002            Funds Controller,
One Financial Center                                                  Mellon Institutional
Boston, MA 02111                                                      Asset Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           23               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Assistant Vice               23               None
c/o Standish Mellon Asset       President                             President and Client
Management,                                                           Manager, Standish
One Financial Center                                                  Mellon Asset
Boston, MA 02111                                                      Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           23               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2000; Shareholder
One Financial Center,                                                 Representative,
Boston MA 02111                                                       Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         23               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Financial Center,                                                 2000; Pricing
Boston MA 02111                                                       Analyst, PFPC
4/7/75                                                                1998-2000

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $44,285,308)                                                  $47,273,496
  Foreign currency, at value (cost $159,139)                          158,131
  Receivable for investments sold                                     568,530
  Receivable for Fund shares sold                                         100
  Interest and dividends receivable                                   129,100
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 6)                                         7,821
  Receivable for closed forward foreign currency
    exchange contracts (Note 6)                                         3,569
  Tax reclaim receivable                                               57,097
  Prepaid expenses                                                      6,859
                                                                  -----------
    Total assets                                                   48,204,703
LIABILITIES
  Payable for investments purchased                     $690,817
  Payable for variation margin on open financial
    futures contracts (Note 6)                             9,392
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 6)                           42,730
  Due to custodian                                         4,616
  Accrued accounting, custody and transfer agent fees      9,006
  Accrued trustees' fees and expenses (Note 2)             1,528
  Accrued expenses and other liabilities                  35,248
                                                         -------
    Total liabilities                                                 793,337
                                                                  -----------
NET ASSETS                                                        $47,411,366
                                                                  ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                 $50,152,838
  Accumulated net realized loss                                    (5,795,338)
  Undistributed net investment income                                  85,620
  Net unrealized appreciation                                       2,968,246
                                                                  -----------
TOTAL NET ASSETS                                                  $47,411,366
                                                                  ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                           2,387,591
                                                                  ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                 $     19.86
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income (net of foreign withholding taxes of
    $41,585)                                                        $  321,846
  Interest income                                                       16,074
                                                                    ----------
    Total investment income                                            337,920
EXPENSES
  Investment advisory fee (Note 2)                       $ 194,139
  Accounting, custody, and transfer agent fees              87,286
  Professional fees                                         22,126
  Registration fees                                          4,936
  Insurance expense                                          4,338
  Trustees' fees and expenses (Note 2)                       2,152
  Miscellaneous                                              3,810
                                                         ---------
    Total expenses                                         318,787

Deduct:
  Waiver of investment advisory fee (Note 2)               (76,114)
                                                         ---------
    Net expenses                                                       242,673
                                                                    ----------
      Net investment income                                             95,247
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                    (3,341,635)
    Financial futures contracts                            497,086
    Foreign currency transactions and forward foreign
     currency exchange contracts                          (227,225)
                                                         ---------
      Net realized loss                                             (3,071,774)
  Change in unrealized appreciation (depreciation)
    Investment securities                                6,421,231
    Financial futures contracts                            (92,043)
    Foreign currency and forward foreign currency
     exchange contracts                                     (5,836)
                                                         ---------
      Change in net unrealized appreciation
       (depreciation)                                                6,323,352
                                                                    ----------
    Net realized and unrealized gain                                 3,251,578
                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $3,346,825
                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2002       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2001
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $     95,247       $   468,013
  Net realized loss                                          (3,071,774)       (2,720,768)
  Change in net unrealized appreciation (depreciation)        6,323,352        (5,231,191)
                                                           ------------       -----------
  Net increase (decrease) in net assets from investment
    operations                                                3,346,825        (7,483,946)
                                                           ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                   (264,488)         (362,904)
  From net realized gains on investments                             --        (2,156,915)
                                                           ------------       -----------
    Total distributions to shareholders                        (264,488)       (2,519,819)
                                                           ------------       -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                            6,819,451        22,438,303
  Value of shares issued to shareholders in payment of
    distributions declared                                      148,022         2,339,100
  Cost of shares redeemed                                   (10,865,484)       (5,776,432)
                                                           ------------       -----------
  Net increase (decrease) in net assets from Fund share
    transactions                                             (3,898,011)       19,000,971
                                                           ------------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (815,674)        8,997,206
NET ASSETS
  At beginning of period                                     48,227,040        39,229,834
                                                           ------------       -----------
  At end of period (including undistributed net
    investment income of $85,620 and $254,861)             $ 47,411,366       $48,227,040
                                                           ============       ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       SIX MONTHS                                                     NINE MONTHS
                                         ENDED                  YEAR ENDED SEPTEMBER 30,                 ENDED       YEAR ENDED
                                     MARCH 31, 2002  ----------------------------------------------  SEPTEMBER 30,  DECEMBER 31,
                                      (UNAUDITED)       2001        2000        1999        1998         1997           1996
                                     --------------  ----------  ----------  ----------  ----------  -------------  -------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                $ 18.53       $ 23.45     $ 23.77     $ 20.17     $ 23.57       $ 23.25        $ 23.54
                                        -------       -------     -------     -------     -------       -------        -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                   0.04(1)       0.24(1)     0.24(1)     0.27(1)     0.32          0.39           0.47
  Net realized and unrealized gain
    (loss) on investments                  1.39         (3.63)       1.42        3.98       (1.17)         1.44           1.28
                                        -------       -------     -------     -------     -------       -------        -------
Total from investment operations           1.43         (3.39)       1.66        4.25       (0.85)         1.83           1.75
                                        -------       -------     -------     -------     -------       -------        -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income              (0.10)        (0.20)      (0.43)      (0.33)      (0.31)        (0.30)         (0.51)
  From net realized gain on
    investments                              --         (1.33)      (1.55)      (0.32)      (2.24)        (1.21)         (1.53)
                                        -------       -------     -------     -------     -------       -------        -------
Total distributions to shareholders       (0.10)        (1.53)      (1.98)      (0.65)      (2.55)        (1.51)         (2.04)
                                        -------       -------     -------     -------     -------       -------        -------
NET ASSET VALUE, END OF PERIOD          $ 19.86       $ 18.53     $ 23.45     $ 23.77     $ 20.17       $ 23.57        $ 23.25
                                        =======       =======     =======     =======     =======       =======        =======
TOTAL RETURN+++                            7.74%++     (15.40)%      7.07%      21.26%      (2.92)%        7.65%++        7.44%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                               1.00%+        1.00%       1.00%       1.00%       1.00%         0.84%+         0.50%
  Net Investment Income (to average
    daily net assets)*                     0.39%+        1.13%       0.98%       1.20%       1.30%         1.78%+         1.80%
  Portfolio Turnover                         50%++         74%        112%        195%        206%          155%++         163%
  Net Assets, End of Period (000's
    omitted)                            $47,411       $48,227     $39,230     $39,018     $36,816       $49,497        $47,739

-----------------
* For the periods indicated, the investment advisor voluntary agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share         $  0.01(1)    $  0.16(1)  $  0.15(1)  $  0.18(1)  $  0.22       $  0.29        $  0.27
Ratios (to average daily net assets):
  Expenses                                 1.31%+        1.37%       1.36%       1.41%       1.42%         1.42%+         1.29%
  Net investment income                    0.08%+        0.76%       0.62%       0.79%       0.88%         1.20%+         1.01%

+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.
(1)  Calculated based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             VALUE
SECURITY                                                                         SHARES    (NOTE 1A)
-----------------------------------------------------------------------------------------------------
EQUITIES -- 95.9%
AUSTRALIA -- 4.1%
AXA Asia Pacific Holdings Ltd.                                                   129,000  $   213,747
CSR Ltd.                                                                          87,900      309,615
Coca-Cola Amatil Ltd.                                                            119,000      369,548
Leighton Holdings Ltd.                                                            28,300      172,440
National Australia Bank Ltd.                                                      22,000      401,805
Origin Energy Ltd.                                                               110,000      182,852
Tabcorp Holdings Ltd.                                                             23,800      143,494
Westpac Banking Corp.                                                             20,000      166,871
                                                                                          -----------
                                                                                            1,960,372
                                                                                          -----------
AUSTRIA -- 1.1%
Boehler-Uddeholm AG                                                                5,500      239,101
OMV AG                                                                             3,100      295,432
                                                                                          -----------
                                                                                              534,533
                                                                                          -----------
BELGIUM -- 1.2%
Almanij NV                                                                         5,900      204,061
Dexia                                                                             25,600      386,060
                                                                                          -----------
                                                                                              590,121
                                                                                          -----------
DENMARK -- 1.5%
Danisco A/S                                                                        3,900      123,340
East Asiatic Co. Ltd. A/S*                                                         5,800      116,171
Kobenhavns Lufthavne A/S                                                           1,900      135,756
Novo Nordisk A/S, Class B                                                          4,300      170,995
TDC A/S                                                                            4,500      144,423
                                                                                          -----------
                                                                                              690,685
                                                                                          -----------
FINLAND -- 3.0%
Huhtamaki Oyj                                                                      4,800      180,861
Instrumentaruim Group Oyj, Class B                                                16,200      409,290
Kone Corp., Class B                                                                1,900      173,804
Nokia Oyj                                                                         16,400      346,190
Pohjola Group PLC                                                                  8,000      178,422
Tietoenator Oyj                                                                    5,300      133,903
                                                                                          -----------
                                                                                            1,422,470
                                                                                          -----------
FRANCE -- 9.1%
Banque National de Paris                                                          16,900      852,478
Essilor International                                                              5,200      185,966
Michelin, B Shares                                                                 3,900      147,935
PSA Peugeot Citroen SA                                                            11,500      567,064
Pernod-Ricard SA                                                                   3,600      286,973
Sanofi-Synthelabo SA                                                               8,900      570,671
Societe Generale, Class A                                                          4,400      277,913
Total SA Series B                                                                  2,115      326,138
Unilog SA                                                                          5,500      418,307

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             VALUE
SECURITY                                                                         SHARES    (NOTE 1A)
-----------------------------------------------------------------------------------------------------
FRANCE (CONTINUED)
Vallourec SA                                                                       7,900  $   438,414
Vivendi Universal                                                                  2,800      108,747
Wavecom SA*                                                                        4,200      115,077
                                                                                          -----------
                                                                                            4,295,683
                                                                                          -----------
GERMANY -- 6.5%
Altana AG                                                                          6,264      335,236
Bayerische Hypo-und Vereinsbank AG                                                10,600      387,858
E.On AG                                                                            8,100      411,760
GEHE AG                                                                            7,400      299,780
Jenoptik AG                                                                       10,580      184,807
Muenchener Rueckuer AG Registered Shares                                           1,200      298,546
SAP AG                                                                             1,270      192,075
Schering AG                                                                        2,200      128,606
Stinnes AG                                                                         6,200      147,459
Volkswagon AG                                                                     13,150      692,647
                                                                                          -----------
                                                                                            3,078,774
                                                                                          -----------
GREECE -- 1.0%
Cosmote Mobile Communication                                                      29,700      250,984
Technical Olympic SA                                                              79,600      214,977
                                                                                          -----------
                                                                                              465,961
                                                                                          -----------
HONG KONG -- 2.3%
CNOOC Ltd.                                                                       224,000      278,564
Henderson Investment Ltd.                                                        362,000      292,385
Hong Kong Electric                                                                92,000      347,949
Regal Hotel International*                                                           800           13
Wing Hang Bank Ltd.                                                               47,000      169,622
                                                                                          -----------
                                                                                            1,088,533
                                                                                          -----------
IRELAND -- 1.0%
Anglo Irish Bank PLC                                                              53,100      249,345
DCC PLC                                                                           21,200      224,958
                                                                                          -----------
                                                                                              474,303
                                                                                          -----------
ITALY -- 4.3%
Autostrade Spa                                                                    47,200      357,585
Banca Popolare di Novara*                                                         20,600      141,600
Buzzi Unicem Spa                                                                  30,700      254,861
ENI Spa                                                                           65,050      950,609
Parmalat Finanzaria Spa                                                          102,024      327,091
                                                                                          -----------
                                                                                            2,031,746
                                                                                          -----------
JAPAN -- 19.7%
Acom Co. Ltd.                                                                      3,000      181,448
Aisin Seiki Co. Ltd.                                                              16,000      179,668
Bandai Co. Ltd.                                                                    5,600      155,837
Bank of Fukuoka Ltd.                                                              49,000      160,747

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             VALUE
SECURITY                                                                         SHARES    (NOTE 1A)
-----------------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Canon Inc.                                                                         4,000  $   148,416
Daicel Chem Industries Ltd.                                                      136,000      410,256
Daito Trust Construction Co. Ltd.                                                 29,000      475,679
Daiwa House Industry Co. Ltd.                                                     28,000      175,264
Eisai Co. Ltd.                                                                    14,000      345,249
Fuji Photo Film Co. Ltd.                                                           8,000      251,584
Gunze Ltd.                                                                        55,000      173,379
Honda Motor Co. Ltd.                                                               8,000      336,048
Komori Corp.                                                                      11,000      131,735
Matsumotokiyoshi Co. Ltd.                                                          7,600      249,321
Mitsubishi Motor Corp.                                                            35,000      263,688
NTT Data Corp.                                                                        86      366,440
Nippon Meat Packers, Inc.                                                         22,000      214,027
Nippon Shinpan Co. Ordinary Shares                                               125,000      180,053
Nippon Telegraph and Telephone Corp.                                                  94      360,830
Nissan Motor Co. Ltd.                                                            118,000      852,519
Onward Kashiyama Co. Ltd.                                                         14,000      133,560
Rohm Company Ltd.                                                                  2,600      390,196
Sanyo Shinpan Finance Co. Ltd.                                                    11,900      306,026
Seino Transportation Co. Ltd.                                                     35,000      155,468
Shikoku Electric Power                                                             7,700      103,770
Shimachu Co. Ltd.                                                                 24,700      348,333
Shinko Electric Industries Co. Ltd.                                               15,600      411,765
Sony Corp.                                                                         3,100      161,078
Sumitomo Realty & Development Co. Ltd.                                            54,000      280,995
Takeda Chemical Industries Ltd.                                                    9,000      364,480
Takuma Co.                                                                        48,000      339,185
Tanabe Seiyaku Co. Ltd.                                                           37,000      344,050
Tokyo Electric Power Co. Inc.                                                     21,800      412,655
                                                                                          -----------
                                                                                            9,363,749
                                                                                          -----------
NETHERLANDS -- 4.1%
Aegon NV                                                                          17,000      414,395
Akzo Nobel NV                                                                      2,900      135,419
ING Groep NV                                                                      21,552      585,814
Kininklijke Vendex KBB NV                                                         23,400      312,111
Volker Wessels Stevin NV                                                           5,600      146,118
Wereldhave NV                                                                      6,600      339,820
                                                                                          -----------
                                                                                            1,933,677
                                                                                          -----------
NEW ZEALAND -- 0.3%
Telecom Corp. of New Zealand Ltd.                                                 65,200      140,250
                                                                                          -----------
NORWAY -- 1.5%
Statoil ASA*                                                                      32,700      258,808
Tandberg ASA*                                                                     23,500      297,589
Telenor ASA                                                                       37,900      155,981
                                                                                          -----------
                                                                                              712,378
                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             VALUE
SECURITY                                                                         SHARES    (NOTE 1A)
-----------------------------------------------------------------------------------------------------
PORTUGAL -- 0.4%
Vodafone Telecel Comunicacoes Pessoai SA*                                         22,800  $   170,428
                                                                                          -----------
SINGAPORE -- 0.7%
Fraser & Neave Ltd. Ordinary Shares                                               48,000      203,037
Keppel Corp. Ltd. Ordinary Shares                                                 58,900      130,960
Sembcorp Industries Ltd. Ordinary Shares                                             153          137
                                                                                          -----------
                                                                                              334,134
                                                                                          -----------
SPAIN -- 3.5%
Actividades de Construccion y Servicios SA                                         4,500      124,277
Altadis SA                                                                        13,100      240,238
Compania Espanola de Petroleos SA                                                 28,200      382,767
Ebro Puleva SA                                                                    12,800      136,381
Endesa SA                                                                          8,828      131,131
Grupo Dragados SA                                                                 18,900      241,222
Metrovacesa SA                                                                    17,600      273,389
Telefonica S.A., Bonus Rights*                                                    11,600        2,627
Telefonica SA*                                                                    11,600      129,861
                                                                                          -----------
                                                                                            1,661,893
                                                                                          -----------
SWEDEN -- 1.6%
Holmen AB, B Shares                                                                6,000      144,054
Nordea AB                                                                         48,300      274,773
Skandinaviska Enskilda Banken AB                                                  13,100      130,102
Svenska Cellulosa AB, B Shares                                                     6,600      204,916
                                                                                          -----------
                                                                                              753,845
                                                                                          -----------
SWITZERLAND -- 5.7%
Credit Suisse Group Registered Shares*                                             3,700      140,085
Givaudan Registered Shares                                                           400      128,281
Helvetia Patria Holding Registered Shares                                          1,500      208,457
Logitech Intenational SA*                                                         14,460      684,441
Nestle SA Registered Shares                                                          600      133,270
Novartis AG                                                                        8,100      318,218
Swisscom AG Registered Shares                                                      2,070      624,516
Syngenta AG Registered Shares*                                                     2,400      146,454
Valora Holding AG Registered Shares                                                1,750      296,205
                                                                                          -----------
                                                                                            2,679,927
                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             VALUE
SECURITY                                                                         SHARES    (NOTE 1A)
-----------------------------------------------------------------------------------------------------
UNITED KINGDOM -- 23.3%
Aggregate Industries PLC                                                         219,700  $   296,103
Alliance Unichem PLC                                                              26,400      226,475
Allied Domecq PLC                                                                 25,100      153,930
Amersham PLC                                                                      29,800      326,618
Anglo American PLC                                                                25,500      425,507
BP Amoco PLC                                                                      79,800      711,317
BPB PLC                                                                           30,100      167,422
BT Group PLC*                                                                     36,600      146,157
Barclays PLC Ordinary Shares                                                      11,300      349,718
Barratt Developments PLC Ordinary Shares                                          51,800      349,439
Centrica PLC                                                                      42,000      136,273
Debenhams PLC                                                                     64,800      371,519
EasyJet PLC*                                                                      26,500      207,491
Enterprise Oil PLC Ordinary Shares                                                30,200      270,918
Glaxo Wellcome PLC                                                                32,700      771,372
HBOS PLC                                                                          17,200      186,065
Imperial Tobacco Group PLC                                                        22,600      373,893
Kelda Group PLC                                                                   80,200      445,515
Marks & Spencer Group PLC                                                         44,423      244,079
Northern Rock PLC                                                                 52,200      521,133
Rentokil Initial PLC                                                              94,300      380,609
Royal Bank of Scotland Group PLC                                                  31,708      817,613
Royal Sun Alliance Insurance Group PLC                                            44,200      185,962
Safeway PLC                                                                       59,500      249,273
Sage Group PLC                                                                    44,700      144,078
Severn Trent PLC                                                                  20,800      218,927
Slough Estates PLC                                                                53,900      299,801
Smith & Nephew PLC                                                                36,700      214,862
Tesco PLC Ordinary Shares                                                         52,600      180,794
Travis Perkins PLC                                                                23,800      365,402
Vodafone Group PLC                                                               361,100      668,214
Whitebread Holdings PLC                                                           17,700      164,084
Wimpey (George) PLC                                                              127,200      498,885
                                                                                          -----------
                                                                                           11,069,448
                                                                                          -----------
TOTAL EQUITIES (COST $42,463,852)                                                          45,452,910
                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   PAR       VALUE
SECURITY                                        RATE           MATURITY           VALUE    (NOTE 1A)
-----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.8%
U.S. GOVERNMENT AGENCY -- 0.3%
FNMA Discount Note+/+                            1.905%       06/12/2002         $150,000 $   148,575
                                                                                          -----------
REPURCHASE AGREEMENTS -- 3.5%
Tri-party repurchase agreement dated 03/28/02 with Salomon Smith Barney, Inc.
and Investors Bank and Trust Company, due 04/01/02, with a maturity value of
$1,672,173 and an effective yield of 0.87%, collateralized by a U.S. Government
Obligation with a rate of 8.00%, a maturity date of 11/15/21 and a market value
of $1,706,326.                                                                              1,672,011
                                                                                          -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,821,456)                                              1,820,586
                                                                                          -----------
TOTAL INVESTMENTS -- 99.7% (COST $44,285,308)                                             $47,273,496
OTHER ASSETS, LESS LIABILITIES -- 0.3%                                                        137,870
                                                                                          -----------
NET ASSETS -- 100.0%                                                                      $47,411,366
                                                                                          ===========

NOTES TO SCHEDULE OF INVESTMENTS:

FNMA - Federal National Mortgage Association

*    Non-income producing security.
+/+  Rate noted is yield to maturity.
+    Denotes all or part of security segregated as collateral.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PERCENTAGE
INDUSTRY SECTOR                                               OF NET ASSETS
---------------------------------------------------------------------------
Financial                                                             21.5%
Consumer Discretionary                                                14.8%
Health Care                                                           10.6%
Industrials                                                            8.2%
Information Technology                                                 8.1%
Energy                                                                 7.7%
Materials                                                              7.3%
Consumer Staples                                                       7.1%
Telecommunication Services                                             5.9%
Utilities                                                              4.7%
Short-Term Investments                                                 3.8%
                                                              ------------
                                                                      99.7%

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Equity Fund (the "Fund") is a separate, diversified investment series of the Trust.

      The objective of the Fund is to achieve long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of companies located in the foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and wash sales.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among paid in capital, undistributed net investment income and accumulated net realized gain
      (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

     G. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon") for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit the Fund's total operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 1.00% of the Fund's average daily net assets for the six months ended March 31, 2002. Pursuant to this agreement, for the six months ended
      March 31, 2002, Standish Mellon voluntarily did not impose $76,114 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2002 were $23,811,187 and $22,845,378, respectively. For the six months ended March 31, 2002, the Fund did not purchase or sell any long-term U.S. Government securities.

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2002        YEAR ENDED
                                                                    (UNAUDITED)      SEPTEMBER 30, 2001
                                                                  ----------------  ---------------------
         Shares sold                                                     356,840             1,093,457
         Shares issued to shareholders in payment of
           distributions declared                                          7,709               108,002
         Shares redeemed                                                (579,421)             (272,055)
                                                                    ------------       ---------------
         Net increase (decrease)                                        (214,872)              929,404
                                                                    ============       ===============

      At March 31, 2002, three shareholders held of record approximately 26%, 13% and 10% of the total outstanding shares of the Fund, respectively. Investment activity of these shareholders could have a material impact on the Fund.

      A significant portion of the Fund's shares represent investments by fiduciary accounts over which Standish and its affiliates have either sole or joint investment discretion.

(5)  FEDERAL INCOME TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2002, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                               $44,285,308
                                                                      ===========
         Gross unrealized appreciation                                  5,176,973
         Gross unrealized depreciation                                 (2,188,785)
                                                                      -----------
         Net unrealized appreciation                                  $ 2,988,188
                                                                      ===========

(6)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund trades the following instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Fund did not enter into option transactions during the six months ended March 31, 2002.

     FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At March 31, 2002, the Fund held the following forward foreign currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         CONTRACTS TO                              LOCAL PRINCIPAL    CONTRACT        MARKET          AGGREGATE      UNREALIZED
         RECEIVE                                       AMOUNT        VALUE DATE        VALUE         FACE AMOUNT       (LOSS)
         ------------------------------------------------------------------------------------------------------------------------
         Euros                                          2,519,000    06/21/2002   $     2,185,660  $    2,211,391   $     (25,731)
         Japanese Yen                                  66,385,000    06/19/2002           502,852         519,851         (16,999)
                                                                                  ---------------  ---------------  -------------
         TOTAL                                                                    $     2,688,512  $    2,731,242   $     (42,730)
                                                                                  ===============  ===============  =============

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

         CONTRACTS TO                              LOCAL PRINCIPAL    CONTRACT        MARKET          AGGREGATE     UNREALIZED
         DELIVER                                       AMOUNT        VALUE DATE        VALUE         FACE AMOUNT       GAIN
         ----------------------------------------------------------------------------------------------------------------------
         Euros                                          1,086,000    06/19/2002   $       942,364  $      947,426   $     5,062
         Japanese Yen                                  13,430,000    06/13/2002           101,698         104,457         2,759
                                                                                  ---------------  ---------------  -----------
         TOTAL                                                                    $     1,044,062  $    1,051,883   $     7,821
                                                                                  ===============  ===============  ===========

     FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At March 31, 2002, the Fund held the following financial futures contracts:

                                                                                   UNDERLYING FACE
         CONTRACT                                       POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED LOSS
         ----------------------------------------------------------------------------------------------------------
         MSCI (71 contracts)                               Long      6/21/2002       $1,339,786         $13,596
         Topix Futures (5 contracts)                       Long      6/17/2002          406,863             264
                                                                                                        -------
                                                                                                        $13,860
                                                                                                        =======

(7)  LINE OF CREDIT:

      The Fund, other funds in the Trust and subtrusts in the Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2002 the expense related to this commitment fee was $1,090 for the Fund.

      During the six months ended March 31, 2002, the Fund had no borrowings under the credit facility.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              23          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               23               None
c/o Harvard University                          9/13/1989             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         23               None
P.O. Box 2333                                   11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               23               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Vice Chairman,               23               None
c/o Standish Mellon Asset       President       4/26/1989             President and Chief
Management,                                                           Investment Officer,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 23               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Manager,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Assistant Vice               23               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       President and Mutual
Management,                                     since 2002            Funds Controller,
One Financial Center                                                  Mellon Institutional
Boston, MA 02111                                                      Asset Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           23               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Assistant Vice               23               None
c/o Standish Mellon Asset       President                             President and Client
Management,                                                           Manager, Standish
One Financial Center                                                  Mellon Asset
Boston, MA 02111                                                      Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           23               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2000; Shareholder
One Financial Center                                                  Representative,
Boston, MA 02111                                                      Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         23               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Financial Center,                                                 2000; Pricing
Boston MA 02111                                                       Analyst, PFPC
4/7/75                                                                1998-2000

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Small Cap Growth Portfolio
    ("Portfolio"), at value (Note 1A)                             $39,672,666
  Receivable for Fund shares sold                                      14,903
  Prepaid expenses                                                      7,636
                                                                  -----------
    Total assets                                                   39,695,205
LIABILITIES
  Payable for Fund shares redeemed                      $202,207
  Accrued accounting, custody and transfer agent fees      3,838
  Accrued trustees' fees and expenses (Note 2)               484
  Accrued expenses and other liabilities                  19,082
                                                         -------
    Total liabilities                                                 225,611
                                                                  -----------
NET ASSETS                                                        $39,469,594
                                                                  ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                 $60,004,044
  Accumulated net realized loss                                   (22,888,750)
  Accumulated net investment loss                                    (121,954)
  Net unrealized appreciation                                       2,476,254
                                                                  -----------
TOTAL NET ASSETS                                                  $39,469,594
                                                                  ===========
NET ASSETS ATTRIBUTABLE TO:
    Institutional Class                                           $31,721,227
                                                                  ===========
    Service Class                                                 $ 7,748,367
                                                                  ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
    Institutional Class                                               933,374
                                                                  ===========
    Service Class                                                     228,944
                                                                  ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)
    Institutional Class                                           $     33.99
                                                                  ===========
    Service Class                                                 $     33.84
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income allocated from Portfolio (net of
    foreign withholding taxes of $57)                                $   61,081
  Interest income allocated from Portfolio                               28,322
  Expenses allocated from Portfolio                                    (202,609)
                                                                     ----------
    Net investment loss allocated from Portfolio                       (113,206)
EXPENSES
  Professional fees                                      $   13,825
  Registration fees                                          13,640
  Accounting and custody fees                                11,686
  Service fees - Service Class (Note 3)                       9,442
  Transfer agent fees - Institutional Class                   5,632
  Transfer agent fees - Service Class                         5,041
  Trustees' fees and expenses (Note 2)                          997
  Insurance expense                                             511
  Miscellaneous                                               5,439
                                                         ----------
    Total expenses                                           66,213

Deduct:
  Reimbursement of operating expenses - Institutional
    Class (Note 2)                                          (43,673)
  Reimbursement of operating expenses - Service Class
    (Note 2)                                                (13,792)
                                                         ----------
    Total expense deductions                                (57,465)
                                                         ----------
      Net expenses                                                        8,748
                                                                     ----------
        Net investment loss                                            (121,954)
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                     (2,253,494)
    Financial futures contracts                             307,813
                                                         ----------
      Net realized loss                                              (1,945,681)
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                 8,032,121
    Financial futures contracts                              23,244
                                                         ----------
      Change in net unrealized appreciation
        (depreciation)                                                8,055,365
                                                                     ----------
    Net realized and unrealized gain on investments                   6,109,684
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $5,987,730
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2002       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2001
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment loss                                      $   (121,954)      $   (284,264)
  Net realized loss                                          (1,945,681)       (19,972,110)
  Change in net unrealized appreciation (depreciation)        8,055,365        (16,276,423)
                                                           ------------       ------------
  Net increase (decrease) in net assets from investment
    operations                                                5,987,730        (36,532,797)
                                                           ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net realized gains on investments
    Institutional Class                                              --         (6,715,757)
    Service Class                                                    --         (1,145,041)
                                                           ------------       ------------
  Total distributions to shareholders                                --         (7,860,798)
                                                           ------------       ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 5)
  Net proceeds from sale of shares
    Institutional Class                                       7,933,805         18,034,679
    Service Class                                             1,068,364         12,715,107
  Value of shares issued to shareholders in payment of
    distributions declared
    Institutional Class                                              --          6,143,869
    Service Class                                                    --          1,145,041
  Cost of shares redeemed
    Institutional Class                                     (12,571,161)       (37,701,587)
    Service Class                                              (470,087)        (9,293,653)
                                                           ------------       ------------
  Net decrease in net assets from Fund share
    transactions                                             (4,039,079)        (8,956,544)
                                                           ------------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       1,948,651        (53,350,139)
NET ASSETS
  At beginning of period                                     37,520,943         90,871,082
                                                           ------------       ------------
  At end of period (including accumulated net
    investment loss of $121,954 and $0)                    $ 39,469,594       $ 37,520,943
                                                           ============       ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                   FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
--------------------------------------------------------------------------------

                                                                                                                 FOR THE PERIOD
                                                                                                                DECEMBER 23, 1996
                                   SIX MONTHS                                                     NINE MONTHS   (COMMENCEMENT OF
                                     ENDED                  YEAR ENDED SEPTEMBER 30,                 ENDED         OPERATIONS)
                                 MARCH 31, 2002  ----------------------------------------------  SEPTEMBER 30,   TO DECEMBER 31,
                                  (UNAUDITED)       2001        2000        1999        1998         1997             1996
                                 --------------  ----------  ----------  ----------  ----------  -------------  -----------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                            $ 29.28       $ 60.87     $ 38.28     $ 22.22     $ 29.12       $20.39           $20.00
                                    -------       -------     -------     -------     -------       ------           ------
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)*       (0.09)(1)     (0.19)(1)   (0.43)(1)   (0.24)(1)   (0.07)(1)     0.03               --
  Net realized and unrealized
    gain (loss) on investments         4.80        (25.66)      26.82       16.30       (5.01)        8.71             0.39
                                    -------       -------     -------     -------     -------       ------           ------
Total from investment
  operations                           4.71        (25.85)      26.39       16.06       (5.08)        8.74             0.39
                                    -------       -------     -------     -------     -------       ------           ------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment income             --            --          --          --       (0.04)       (0.01)              --
  From net realized gain on
    investments                          --         (5.74)      (3.80)         --       (1.78)          --               --
                                    -------       -------     -------     -------     -------       ------           ------
Total distributions to
  shareholders                           --         (5.74)      (3.80)         --       (1.82)       (0.01)              --
                                    -------       -------     -------     -------     -------       ------           ------
NET ASSET VALUE, END OF PERIOD      $ 33.99       $ 29.28     $ 60.87     $ 38.28     $ 22.22       $29.12           $20.39
                                    =======       =======     =======     =======     =======       ======           ======
TOTAL RETURN+++                       16.09%++     (45.36)%     71.60%      72.14%     (17.84)%      42.94%++            --(2)
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily
    net assets)*(3)                    1.00%+        1.00%       0.98%       1.00%       0.58%         --+               --(2)
  Net Investment Income (Loss)
    (to average daily net
    assets)*                          (0.57)%+      (0.48)%     (0.70)%     (0.73)%     (0.25)%       0.49%+             --(2)
  Net Assets, End of Period
    (000's omitted)                 $31,721       $31,365     $82,840     $44,031     $11,944       $6,314           $  484

-------------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment loss per share        $(0.13)(1)   $ (0.28)(1)     N/A     $ (0.30)(1) $ (0.42)(1)   $(0.25)          $ 0.00(2)
Ratios (to average daily net assets):
  Expenses(3)                          1.26%+        1.20%        N/A        1.18%       1.94%        3.56%+           0.00%(2)
  Net investment loss                 (0.83)%+      (0.68)%       N/A       (0.91)%     (1.61)%      (3.07)%+          0.00%(2)


(1)  Calculated based on average shares outstanding.
(2)  Amounts are not meaningful due to the short period of operations.
(3) Includes the Fund's share of the Standish Small Cap Growth Portfolio's allocated expenses.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                      FINANCIAL HIGHLIGHTS - SERVICE CLASS
--------------------------------------------------------------------------------

                                                      SIX MONTHS                          FOR THE PERIOD
                                                        ENDED        YEAR ENDED            MAY 8, 2000
                                                    MARCH 31, 2002  SEPTEMBER 30,  (COMMENCEMENT OF OPERATIONS)
                                                     (UNAUDITED)        2001          TO SEPTEMBER 30, 2000
                                                    --------------  -------------  ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $29.19         $60.83                 $59.04
                                                        ------         ------                 ------
FROM INVESTMENT OPERATIONS:
  Net investment loss*                                   (0.13)(1)      (0.29)(1)              (0.21)(1)
  Net realized and unrealized gain (loss) on
    investments                                           4.78         (25.63)                  2.00
                                                        ------         ------                 ------
Total from investment operations                          4.65         (25.92)                  1.79
                                                        ------         ------                 ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gain on investments                     --          (5.72)                    --
                                                        ------         ------                 ------
Total distributions to shareholders                         --          (5.72)                    --
                                                        ------         ------                 ------
NET ASSET VALUE, END OF PERIOD                          $33.84         $29.19                 $60.83
                                                        ======         ======                 ======
TOTAL RETURN+++                                          15.89%++      (45.49)%                 3.03%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*(2)              1.25%+         1.25%                  1.23%+
  Net Investment Income (to average daily net
    assets)*                                             (0.78)%+       (0.75)%                (0.84)%+
  Net Assets, End of Period (000's omitted)             $7,748         $6,156                 $8,031

-----------------

* For the periods indicated, the investment adviser voluntarily agreed to reimburse the class for a portion of its operating expenses. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment loss per share                           $(0.19)(1)     $(0.41)(1)             $(0.24)(1)
Ratios (to average daily net assets):
  Expenses(2)                                             1.64%+         1.55%                  1.36%+
  Net investment income                                  (1.17)%+       (1.05)%                (0.97)%+

(1)  Calculated based on average shares outstanding.
(2) Includes the Fund's share of the Standish Small Cap Growth Portfolio's allocated expenses.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Cap Growth Fund (the "Fund") is a separate diversified investment series of the Trust.

      The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest in Standish Small Cap Growth Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at March 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund currently offers two classes of shares: Institutional Class and Service Class. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except for transfer agent fees and an account service fee of 0.25% of the average daily net assets of the Service
      Class of shares. Each class votes separately as a class only with respect to its own distribution plan (Service Class only) or other matters that relate only to that class. Shares of each class would receive their pro-rata share of the net assets of the Fund (after satisfaction of any class-specific expenses) if the Fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

      Shares of the Service Class may be purchased by entities ("Account Administrators") that provide omnibus accounting services for groups of individuals who beneficially own Service Class shares ("Omnibus Accounts"). Omnibus Accounts include pension and retirement plans (such as 401(k) plans, 457 plans and 403(b) plans), and programs through which personal and or account maintenance services are provided to groups of individuals whether or not such individuals invest on a tax-deferred basis. Individual investors may only purchase Service Class shares through their Omnibus Account Administrators.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. FEDERAL TAXES

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses and losses deferred due to wash sales.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The calculation of net investment income per share in the financial highlights table excludes these reclassifications.

     E. ALLOCATION OF OPERATING ACTIVITY

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Transfer agent fees, which are directly attributable to a class of shares, are charged to that class' operations. Service fees, which are directly attributable to the Service Class shares, are charged to the Service Class operations.

(2)  INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the Institutional Class operating expenses (excluding brokerage commission, taxes and extraordinary expense) to 1.00% of the Institutional Class' average daily net assets and the Service Class operating expenses (excluding brokerage commissions, taxes and extraordinary expenses), so that the Service Class annual operating expenses do not exceed the total operating expenses of the Institutional Class (net of any expense limitation) for the comparable period plus 0.25% (the maximum Service Fee). Pursuant to this agreement, for the six months ended March 31, 2002, Standish Mellon reimbursed the Institutional
      Class $43,673 and the Service Class $13,792 for class-specific and Fund operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  SERVICE FEE:

      Pursuant to a service plan, the Service Class pays a service fee at an aggregate annual rate of up to 0.25% of the class' average daily net assets. The service fee is payable for the benefit of participants in the omnibus accounts that are shareholders in the Service Class and is intended to be compensation to Account Administrators for providing personal services and/or account maintenance services to participants in omnibus accounts that are the beneficial owners of Service Class shares.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)  INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2002 aggregated $9,008,448 and $12,922,128, respectively.

(5)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2002        YEAR ENDED
                                                                    (UNAUDITED)      SEPTEMBER 30, 2001
                                                                  ----------------  ---------------------
         Institutional Class:
         Shares sold                                                   243,261              428,943
         Shares issued to shareholders in payment of
           distributions declared                                           --              145,624
         Shares redeemed                                              (381,177)            (864,229)
                                                                     ---------            ---------
         Net decrease                                                 (137,916)            (289,662)
                                                                     =========            =========

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2002        YEAR ENDED
                                                                    (UNAUDITED)      SEPTEMBER 30, 2001
                                                                  ----------------  ---------------------
         Service Class:
         Shares sold                                                    32,817              315,189
         Shares issued to shareholders in payment of
           distributions declared                                           --               27,166
         Shares redeemed                                               (14,775)            (263,492)
                                                                     ---------            ---------
         Net increase                                                   18,042               78,863
                                                                     =========            =========

      At March 31, 2002, two shareholders held of record approximately 16% and 13% of the total outstanding shares of the Institutional Class and one shareholder held of record approximately 100% of the total outstanding shares of the Service class. Investment activity of these shareholders could have a material impact on the Fund.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
EQUITIES -- 93.3%
BASIC INDUSTRY -- 0.6%
Freeport-McMoRan Copper & Gold, Inc., Class B*            12,800  $    225,536
                                                                  ------------
CAPITAL GOODS -- 4.6%
Graco, Inc.                                                8,800       359,480
Manitowoc Co., Inc.                                        3,050       120,475
Moog Inc., Class A*                                        3,300       105,600
United Defense Industries, Inc.*                          21,600       578,880
Wabtec Corp.                                              32,300       484,177
Waste Connections, Inc.*                                   5,600       187,656
                                                                  ------------
                                                                     1,836,268
                                                                  ------------
CONSUMER STABLE -- 3.8%
Del Monte Foods Co.*                                      19,900       193,627
Dial Corp.                                                27,700       499,154
Pactiv Corp.*                                             10,000       200,200
United Natural Foods, Inc.*                               16,900       420,979
Wild Oats Markets, Inc.*                                  23,300       196,885
                                                                  ------------
                                                                     1,510,845
                                                                  ------------
EARLY CYCLICAL -- 2.3%
Ethan Allen Interiors, Inc.                                8,000       304,480
Furniture Brands International, Inc.*                      5,400       196,830
UAL Corp.                                                 11,650       190,361
Watsco, Inc.                                              11,950       213,307
                                                                  ------------
                                                                       904,978
                                                                  ------------
ENERGY -- 9.1%
Cooper Cameron Corp.*                                      3,850       196,773
Core Laboratories, Inc.*                                  15,000       221,400
Ensco International, Inc.                                 10,300       310,442
Headwaters, Inc.*                                         20,700       316,710
Key Energy Services, Inc.*                                34,650       371,448
Newfield Exploration Co.*                                  7,850       290,371
Patterson-UTI Energy, Inc.*                               15,200       452,048
Rowan Companies., Inc.*                                    9,000       207,360
Veritas DGC, Inc.*                                        23,900       404,149
W-H Energy Services, Inc.*                                25,550       551,880
XTO Energy, Inc.                                          14,900       298,745
                                                                  ------------
                                                                     3,621,326
                                                                  ------------
FINANCIAL -- 6.0%
City National Corp.                                        7,900       415,619
Cullen/Frost Bankers, Inc.                                 6,400       229,568
CVB Financial Corp.                                       13,600       274,176
East West Bancorp, Inc.                                    3,800       111,302
Indymac Bancorp, Inc.*                                    12,000       296,400
Investment Technology Group, Inc.*                         5,400       284,796

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
New York Community Bancorp, Inc.                          20,400  $    564,060
W Holding Co., Inc.                                       10,700       188,855
                                                                  ------------
                                                                     2,364,776
                                                                  ------------
GROWTH CYCLICAL -- 11.1%
Abercrombie & Fitch Co.*                                  10,100       311,080
Applebee's International, Inc.                             7,200       261,360
CEC Entertainment, Inc.*                                  10,700       494,340
Fairmont Hotels & Resorts, Inc.                           10,900       308,470
Footlocker, Inc.*                                         12,200       197,396
Genesco*                                                   7,150       197,125
International Speedway Corp., Class A                      8,900       406,730
J. Jill Group, Inc.*                                      10,050       285,922
Linens 'N Things, Inc.*                                    9,350       285,455
Men's Wearhouse, Inc. (The)*                              12,650       295,377
Nordstrom, Inc.                                            8,000       196,000
Prime Hospitality Corp.*                                  15,450       203,167
Ruby Tuesday, Inc.                                         8,350       194,137
School Specialty, Inc.*                                   14,650       391,448
Tweeter Home Entertainment Group, Inc.*                   19,250       376,337
                                                                  ------------
                                                                     4,404,344
                                                                  ------------
HEALTH CARE -- 14.5%
Accredo Health, Inc.*                                      1,700        97,359
AdvancePCS*                                               13,400       403,206
Alkermes, Inc.*                                           13,350       347,901
AmerisourceBergen Corp.                                    5,450       372,235
Apogent Technologies, Inc.*                               15,100       372,668
Cambrex Corp.                                              9,450       397,845
Charles River Laboratories International, Inc.*           30,900       957,900
Conceptus, Inc.*                                          13,900       299,545
Cooper Companies, Inc.                                    12,150       575,910
CV Therapeutics, Inc.*                                     5,300       191,860
Orthofix International NV*                                 2,950       118,974
Pharmaceutical Product Development, Inc.*                 11,200       390,320
Renal Care Group, Inc.*                                    2,900        95,120
Thoratec Corp.*                                           33,600       367,920
Transkaryotic Therapies, Inc.*                             8,200       353,010
Triad Hospitals, Inc.*                                    11,300       388,494
                                                                  ------------
                                                                     5,730,267
                                                                  ------------
REAL ESTATE -- 2.7%
CarrAmercia Realty Corp., REIT                            10,400       326,664
Gables Residential Trust, REIT                            11,450       355,523
General Growth Properties, REIT                            8,950       395,590
                                                                  ------------
                                                                     1,077,777
                                                                  ------------
SERVICES -- 18.4%
Administaff, Inc.*                                        14,500       400,635

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
SERVICES (CONTINUED)
Bright Horizons Family Solutions, Inc.*                    9,700  $    285,869
Caminus Corp.*                                             9,200       207,000
Central Parking Corp.                                     22,400       514,976
Corinthian Colleges, Inc.*                                 9,000       454,950
Corporate Executive Board Co.*                             3,100       116,284
Crown Media Holdings, Inc., Class A*                      21,800       270,320
Cumulus Media, Inc.*                                       9,200       164,680
Freemarkets, Inc.*                                        16,200       372,114
FTI Consulting, Inc.*                                      3,850       119,273
Insight Communications, Inc.*                             14,700       307,965
Iron Mountain, Inc.*                                      20,300       643,916
Jacobs Engineering Group*                                  3,000       213,870
Mediacom Communications Corp.*                            25,350       355,154
Mobile Mini, Inc.*                                        14,000       450,520
Republic Services, Inc.*                                  30,600       571,608
Salem Communications Corp., Class A*                      16,500       391,050
Scholastic Corp.*                                         11,350       615,057
SOURCECORP, Inc.*                                         14,600       430,554
United Rentals, Inc.*                                      7,550       207,474
Western Wireless Corp., Class A*                          24,300       212,382
                                                                  ------------
                                                                     7,305,651
                                                                  ------------
TECHNOLOGY -- 18.6%
Advanced Digital Information Corp.*                       13,800       179,538
Alloy, Inc.*                                              24,150       362,975
Anteon International Corp.*                                9,700       201,760
Ascential Software Corp.*                                 76,000       292,600
Autodesk, Inc.                                            12,500       583,625
Brady Corp., Class A                                       8,700       315,810
Business Objects SA ADR*                                   6,600       290,136
Concurrent Computer Corp.*                                24,050       199,856
Earthlink, Inc.*                                          35,650       361,848
Intermagnetics General Corp.*                             18,300       498,675
International Rectifier Corp.*                             4,300       195,263
KPMG Consulting, Inc.*                                    14,850       299,970
Lattice Semiconductor Corp.*                               9,550       167,412
Manhattan Associates, Inc.*                                6,250       238,125
ManTech International Corp., Class A*                     20,100       373,860
Mentor Graphics Corp.*                                     8,800       186,032
NetIQ Corp.*                                               6,400       139,584
Oak Technology, Inc.*                                     13,450       200,136
Parametric Technology Corp.*                              23,900       144,356
Perot Systems Corp., Class A*                             23,800       474,810
Roxio, Inc.*                                              10,350       234,842
ScanSoft, Inc.*                                           47,600       280,364
SeaChange International, Inc.*                            13,700       208,103
Semtech Corp.*                                             5,500       200,750
SkillSoft Corp.*                                           1,600        36,880

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Tibco Software, Inc.*                                     24,300  $    285,768
Veeco Instruments, Inc.*                                  12,500       437,500
                                                                  ------------
                                                                     7,390,578
                                                                  ------------
UTILITIES -- 1.6%
Allete, Inc.                                               9,200       267,628
Black Hills Corp.                                          5,200       174,096
Energy East Corp.                                          9,250       201,188
                                                                  ------------
                                                                       642,912
                                                                  ------------
TOTAL EQUITIES (COST $34,568,159)                                   37,015,258
                                                                  ------------

                                                                                   PAR        VALUE
                                                RATE           MATURITY           VALUE     (NOTE 1A)
                                               -------  -----------------------  --------  -----------
SHORT-TERM INVESTMENTS -- 5.7%
U.S. GOVERNMENT AGENCY -- 0.7%
FNMA Discount Note+/+ +                          1.901%       06/12/2002         $300,000      297,150
                                                                                           -----------
REPURCHASE AGREEMENTS -- 5.0%
Tri-party repurchase agreement dated 03/28/02 with Salomon Smith Barney, Inc.
and Investors Bank and Trust Company, due 04/01/02, with a maturity value of
$1,969,455 and an effective yield of 0.87%, collateralized by a U.S. Government
Obligation with a rate of 8.00%, a maturity date of 11/15/21 and a market value
of $2,019,988.                                                                               1,969,264
                                                                                           -----------
TOTAL SHORT-TERM INVESTMENTS (COST $2,268,108)                                               2,266,414
                                                                                           -----------

TOTAL INVESTMENTS -- 99.0% (COST $36,836,267)                                              $39,281,672
OTHER ASSETS, LESS LIABILITIES -- 1.0%                                                         391,196
                                                                                           -----------
NET ASSETS -- 100.0%                                                                       $39,672,868
                                                                                           ===========

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust

*    Non-income producing security.
+/+  Rate noted is yield to maturity.
+    Denotes all or part of security segregated as collateral.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $36,836,267)                                                    $39,281,672
  Cash                                                                2,123,480
  Receivable for investments sold                                       701,235
  Interest and dividends receivable                                       9,904
  Receivable for variation margin on open financial
    futures contracts (Note 5)                                            9,235
  Prepaid expenses                                                        3,138
                                                                    -----------
    Total assets                                                     42,128,664
LIABILITIES
  Payable for investments purchased                     $2,421,632
  Accrued accounting and custody fees                        9,874
  Accrued trustees' fees and expenses (Note 2)               1,048
  Accrued expenses and other liabilities                    23,242
                                                         ---------
    Total liabilities                                                 2,455,796
                                                                    -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                        $39,672,868
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income (net of foreign withholding taxes of
    $57)                                                             $   61,082
  Interest income                                                        28,323
                                                                     ----------
    Total income                                                         89,405
EXPENSES
  Investment advisory fee (Note 2)                       $  162,097
  Accounting and custody fees                                46,670
  Professional fees                                          12,175
  Insurance expense                                           4,460
  Trustees' fees and expenses (Note 2)                        2,152
  Amortization of organizational expenses (Note 1E)           1,089
  Miscellaneous                                                 947
                                                         ----------
    Total expenses                                          229,590

Deduct:
  Waiver of investment advisory fee (Note 2)                (26,980)
                                                         ----------
      Net expenses                                                      202,610
                                                                     ----------
        Net investment loss                                            (113,205)
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                     (2,253,503)
    Financial futures contracts                             307,814
                                                         ----------
      Net realized loss                                              (1,945,689)
  Change in unrealized appreciation (depreciation)
    Investment securities                                 8,032,156
    Financial futures contracts                              23,245
                                                         ----------
      Change in net unrealized appreciation
        (depreciation)                                                8,055,401
                                                                     ----------
    Net realized and unrealized gain                                  6,109,712
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $5,996,507
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2002       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2002
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment loss                                      $   (113,205)      $   (266,932)
  Net realized loss                                          (1,945,689)       (19,972,195)
  Change in net unrealized appreciation (depreciation)        8,055,401        (16,276,481)
                                                           ------------       ------------
  Net increase (decrease) in net assets from investment
    operations                                                5,996,507        (36,515,608)
                                                           ------------       ------------
CAPITAL TRANSACTIONS
  Contributions                                               9,008,448         30,863,973
  Withdrawals                                               (12,922,128)       (47,872,117)
                                                           ------------       ------------
  Net decrease in net assets from capital transactions       (3,913,680)       (17,008,144)
                                                           ------------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       2,082,827        (53,523,752)
NET ASSETS
  At beginning of period                                     37,590,041         91,113,793
                                                           ------------       ------------
  At end of period                                         $ 39,672,868       $ 37,590,041
                                                           ============       ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                  NINE MONTHS    FOR THE PERIOD
                                   SIX MONTHS                                                        ENDED      DECEMBER 23, 1996
                                     ENDED                  YEAR ENDED SEPTEMBER 30,              YEAR ENDED    (COMMENCEMENT OF
                                 MARCH 31, 2002  ----------------------------------------------  SEPTEMBER 30,   OPERATIONS) TO
                                  (UNAUDITED)       2001        2000        1999        1998         1997       DECEMBER 31, 1996
                                 --------------  ----------  ----------  ----------  ----------  -------------  -----------------
TOTAL RETURN+++                       16.09%++     (45.36)%     71.67%      72.19%     (17.84)%      42.94%++            --(1)
RATIOS:
  Expenses (to average daily
    net assets)*                       1.00%+        1.00%       0.91%       0.95%       0.58%        0.00%+             --(1)
  Net Investment Income (Loss)
    (to average daily net
    assets)*                          (0.56)%+      (0.49)%     (0.63)%     (0.67)%     (0.25)%       0.50%+             --(1)
  Portfolio Turnover                    124%++        191%        305%        242%        147%         122%++            --
  Net Assets, End of Period
    (000's omitted)                 $39,673       $37,590     $91,114     $43,932     $11,923       $6,296            $ 484

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

Ratios (to average daily net assets):
  Expenses                             1.13%+        1.08%        N/A         N/A        1.39%        4.33%+             --(1)
  Net investment loss                 (0.69)%+      (0.57)%       N/A         N/A       (1.06)%      (3.84)%+            --(1)

+    Computed on an annualized basis.
++   Not annualized.
+++ Total return for the Portfolio has been calculated based on the total return for the Fund adjusted for the difference in expenses as set out in the notes to the financial statements.
(1)  Amounts are not meaningful due to the short period of operations.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Cap Growth Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      The objective of the Portfolio is to achieve long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies.

      At March 31, 2002, there was one Fund, Standish Small Cap Growth Fund (the "Fund") invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at March 31, 2002 was approximately 100%.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortizaion of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

     D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     E. DEFERRED ORGANIZATIONAL EXPENSES

      Costs incurred by the Portfolio in connection with its organization and initial registration were completely amortized during the six months ended March 31, 2002.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Compancy LLC ("Standish Mellon") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit total Portfolio operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.00% of the Portfolio's average daily net assets for the six months ended March 31, 2002. Pursuant to this agreement, for the six months ended March 31, 2002, Standish Mellon voluntarily did not impose $26,980 of its investment advisory fee. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2002 were $46,285,691 and $49,628,777, respectively. For the six months ended March 31, 2002, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  FEDERAL TAXES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2002, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $36,836,267
                                                                       ===========
         Gross unrealized appreciation                                   3,655,935
         Gross unrealized depreciation                                  (1,210,530)
                                                                       -----------
         Net unrealized appreciation                                   $ 2,445,405
                                                                       ===========

(5)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The Portfolio trades the following financial instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Portfolio did not enter into option transactions during the six months ended March 31, 2002.

     FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At March 31, 2002, the Portfolio held the following financial futures contracts:

                                                                                   UNDERLYING FACE
         CONTRACT                                       POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED GAIN
         ----------------------------------------------------------------------------------------------------------
         Russell 2000 Index (8 contracts)                  Long      6/21/2002       $2,030,000         $30,940

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(6)  LINE OF CREDIT:

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Standish, Ayer & Wood Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

      For the six months ended March 31, 2002, expense related to the commitment fee was $907 for the Portfolio.

      During the six months ended March 31, 2002, the Portfolio had no borrowings under the credit facility.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              23         Port Financial
c/o Decision                                    11/3/1986             Board and Chief                         Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision
Waltham, MA 02154                                                     Resources, Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               23               None
c/o Harvard University                          9/13/1989             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         23               None
P.O. Box 2333                                   11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               23               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                                  NUMBER OF
                                                                              PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                       TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND              POSITION(S)          AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH            HELD WITH TRUST         TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood             Trustee and President  President since       Vice Chairman,               23               None
c/o Standish Mellon Asset                          4/26/1989             President and Chief
Management,                                                              Investment Officer,
One Financial Center                                                     Standish Mellon
Boston, MA 02111                                                         Asset Management
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 23               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Manager,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Assistant Vice               23               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       President and Mutual
Management,                                     since 2002            Funds Controller,
One Financial Center                                                  Mellon Institutional
Boston, MA 02111                                                      Asset Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           23               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Assistant Vice               23               None
c/o Standish Mellon Asset       President                             President and Client
Management,                                                           Manager, Standish
One Financial Center                                                  Mellon Asset
Boston, MA 02111                                                      Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           23               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2000; Shareholder
One Financial Center,                                                 Representative,
Boston MA 02111                                                       Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         23               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Financial Center,                                                 2000; Pricing
Boston MA 02111                                                       Analyst, PFPC
4/7/75                                                                1998-2000

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                         SELECTED FINANCIAL INFORMATION
              FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 STANDISH
                                               MASSACHUSETTS    STANDISH      STANDISH
                                               INTERMEDIATE   INTERMEDIATE    SMALL CAP      STANDISH
                                                TAX EXEMPT     TAX EXEMPT   TAX-SENSITIVE  TAX-SENSITIVE
                                                 BOND FUND     BOND FUND     EQUITY FUND    EQUITY FUND
                                               -------------  ------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 21.89       $ 22.04       $  26.23        $ 32.29
                                                  -------       -------       --------        -------
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)*                      0.44          0.46          (0.07)          0.15
  Net realized and unrealized gain (loss) on
    investments                                     (0.58)        (0.45)          4.43           3.09
                                                  -------       -------       --------        -------
Total income (loss) from investment
  operations                                        (0.14)         0.01           4.36           3.24
                                                  -------       -------       --------        -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                        (0.44)        (0.46)            --          (0.20)
                                                  -------       -------       --------        -------
Total distributions to shareholders                 (0.44)        (0.46)            --          (0.20)
                                                  -------       -------       --------        -------
NET ASSET VALUE, END OF PERIOD                    $ 21.31       $ 21.59       $  30.59        $ 35.33
                                                  =======       =======       ========        =======
TOTAL RETURN+++                                     (0.65)%++      0.01%++       16.62%++       10.01%++
RATIOS:
  Expenses (to average daily net assets)*            0.65%+        0.65%+         1.00%+         0.75%+
  Net investment income (loss) (to average
    daily net assets)*                               4.08%+        4.22%+        (0.46)%+        0.87%+
  Portfolio Turnover                                    2%++          2%++         125%++           6%++
  Net Assets, End of Period (000's omitted)       $64,918       $82,659       $107,279        $20,636

-----------------

* The investment adviser voluntarily did not impose a portion of its fee for the Massachusetts Intermediate Tax Exempt Bond Fund, the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund. Please refer to the Financial Highlights for additional details.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                           MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                MASSACHUSETTS                          SMALL CAP            TAX-
                                                 INTERMEDIATE      INTERMEDIATE          TAX-            SENSITIVE
                                                  TAX EXEMPT        TAX EXEMPT         SENSITIVE           EQUITY
                                                  BOND FUND         BOND FUND         EQUITY FUND           FUND
                                               ----------------  ----------------  -----------------  ----------------
ASSETS
  Investments, at value (Note 1A)*             $    64,054,984   $    87,905,991   $     104,856,402  $     20,621,733
  Cash                                                      --                --           6,799,315                --
  Receivable for investments sold                        5,000           170,091           1,640,447                --
  Receivable for Fund shares sold                          650               500              50,598                --
  Interest and dividends receivable                    978,458         1,230,012              30,160            25,629
  Receivable for variation margin on open
    financial futures contracts (Note 6)                    --                --              25,375                --
  Prepaid expenses                                       6,561            10,361              17,597            19,031
                                               ----------------  ----------------  -----------------  ----------------
    Total assets                                    65,045,653        89,316,955         113,419,894        20,666,393
LIABILITIES
  Payable for investments purchased                         --         4,233,856           6,089,324                --
  Payable for Fund shares redeemed                          --           130,652               5,772                --
  Distributions payable                                 93,573           131,633                  --                --
  Payable for delayed delivery transactions
    (Note 7)                                                --         2,128,840                  --                --
  Accrued accounting, custody and transfer
    agent fees                                           7,967             9,541              14,618             4,969
  Accrued trustees' fees and expenses (Note
    2)                                                   1,856             2,094               3,668               963
  Accrued expenses and other liabilities                24,254            21,504              27,858            24,476
                                               ----------------  ----------------  -----------------  ----------------
    Total liabilities                                  127,650         6,658,120           6,141,240            30,408
                                               ----------------  ----------------  -----------------  ----------------
NET ASSETS                                     $    64,918,003   $    82,658,835   $     107,278,654  $     20,635,985
                                               ================  ================  =================  ================
NET ASSETS CONSIST OF:
  Paid-in capital                                   64,034,584        81,688,643         109,092,755        18,915,959
  Accumulated net realized loss                       (158,906)         (144,526)         (9,224,070)       (1,466,675)
  Accumulated net investment income (loss)               1,104            14,088            (220,186)           51,168
  Net unrealized appreciation                        1,041,221         1,100,630           7,630,155         3,135,533
                                               ----------------  ----------------  -----------------  ----------------
TOTAL NET ASSETS                               $    64,918,003   $    82,658,835   $     107,278,654  $     20,635,985
                                               ================  ================  =================  ================
SHARES OF BENEFICIAL INTEREST OUTSTANDING            3,046,153         3,829,154           3,507,393           584,152
                                               ================  ================  =================  ================
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)              $         21.31   $         21.59   $           30.59  $          35.33
                                               ================  ================  =================  ================
  *Identified cost of investments              $    63,013,763   $    86,805,361   $      97,445,904  $     17,486,200
                                               ================  ================  =================  ================

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                            STATEMENTS OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                               MASSACHUSETTS                   SMALL CAP           TAX-
                                               INTERMEDIATE   INTERMEDIATE        TAX-           SENSITIVE
                                                TAX EXEMPT     TAX EXEMPT      SENSITIVE          EQUITY
                                                 BOND FUND     BOND FUND      EQUITY FUND          FUND
                                               -------------  ------------  ----------------  ---------------
INVESTMENT INCOME (NOTE 1C)
  Interest income                               $ 1,528,522   $ 1,970,769   $       110,417   $         4,428
  Dividend income                                        --            --           145,914           175,297
                                                -----------   -----------   ----------------  ---------------
    Total investment income                       1,528,522     1,970,769           256,331           179,725
EXPENSES
  Investment advisory fee (Note 2)                  129,149       161,802           381,215            55,461
  Accounting, custody and transfer agent fees        55,684        62,065            74,034            30,557
  Professional fees                                  17,090        16,570            22,711            23,966
  Registration fees                                   2,034         8,676            13,463             9,224
  Insurance expense                                   5,335         5,984             6,881             3,660
  Trustees' fees and expenses (Note 2)                3,429         3,601             6,012             1,549
  Miscellaneous                                       5,204         5,558             8,189             2,945
                                                -----------   -----------   ----------------  ---------------
    Total expenses                                  217,925       264,256           512,505           127,362
  Waiver of investment advisory fee (Note 2)         (8,034)           --           (35,988)          (44,173)
                                                -----------   -----------   ----------------  ---------------
    Net expenses                                    209,891       264,256           476,517            83,189
                                                -----------   -----------   ----------------  ---------------
      Net investment income (loss)                1,318,631     1,706,513          (220,186)           96,536
                                                -----------   -----------   ----------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions               (146,811)      131,562        (5,060,750)          395,924
    Financial futures contracts                          --            --           791,983                --
                                                -----------   -----------   ----------------  ---------------
      Net realized gain (loss)                     (146,811)      131,562        (4,268,767)          395,924
  Change in unrealized appreciation
    (depreciation)
    Investment securities                        (1,569,612)   (1,810,086)       18,380,724         1,857,432
    Financial futures contracts                          --            --           294,289                --
                                                -----------   -----------   ----------------  ---------------
      Change in net unrealized appreciation
        (depreciation)                           (1,569,612)   (1,810,086)       18,675,013         1,857,432
                                                -----------   -----------   ----------------  ---------------
    Net realized and unrealized gain (loss)      (1,716,423)   (1,678,524)       14,406,246         2,253,356
                                                -----------   -----------   ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                    $  (397,792)  $    27,989   $    14,186,060   $     2,349,892
                                                ===========   ===========   ================  ===============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2002       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2001
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $ 1,318,631        $  2,841,484
  Net realized gain (loss)                                    (146,811)            519,199
  Change in net unrealized appreciation (depreciation)      (1,569,612)          2,630,818
                                                           -----------        ------------
  Net increase (decrease) in net assets from investment
    operations                                                (397,792)          5,991,501
                                                           -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net investment income                                (1,318,707)         (2,841,484)
                                                           -----------        ------------
  Total distributions to shareholders                       (1,318,707)         (2,841,484)
                                                           -----------        ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           3,172,305          12,092,828
  Value of shares issued to shareholders in payment of
    distributions declared                                     697,515           1,453,382
  Cost of shares redeemed                                   (1,481,087)        (16,790,099)
                                                           -----------        ------------
  Net increase (decrease) in net assets from Fund share
    transactions                                             2,388,733          (3,243,889)
                                                           -----------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        672,234             (93,872)
NET ASSETS
  At beginning of period                                    64,245,769          64,339,641
                                                           -----------        ------------
  At end of period (including undistributed net
    investment income of $1,104 and $1,180)                $64,918,003        $ 64,245,769
                                                           ===========        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2002       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2001
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $ 1,706,513        $  3,624,483
  Net realized gain                                            131,562             483,817
  Change in net unrealized appreciation (depreciation)      (1,810,086)          3,011,143
                                                           -----------        ------------
  Net increase in net assets from investment operations         27,989           7,119,443
                                                           -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net investment income                                (1,701,144)         (3,624,483)
                                                           -----------        ------------
  Total distributions to shareholders                       (1,701,144)         (3,624,483)
                                                           -----------        ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           5,878,394          20,370,552
  Value of shares issued to shareholders in payment of
    distributions declared                                     767,223           1,672,870
  Cost of shares redeemed                                   (4,671,251)        (22,510,193)
                                                           -----------        ------------
  Net increase (decrease) in net assets from Fund share
    transactions                                             1,974,366            (466,771)
                                                           -----------        ------------
TOTAL INCREASE IN NET ASSETS                                   301,211           3,028,189
NET ASSETS
  At beginning of period                                    82,357,624          79,329,435
                                                           -----------        ------------
  At end of period (including undistributed net
    investment income of $14,088 and $7,592)               $82,658,835        $ 82,357,624
                                                           ===========        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2002       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2001
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment loss                                      $   (220,186)     $    (632,667)
  Net realized loss                                          (4,268,767)        (5,243,268)
  Change in net unrealized appreciation (depreciation)       18,675,013        (89,652,066)
                                                           ------------      -------------
  Net increase (decrease) in net assets from investment
    operations                                               14,186,060        (95,528,001)
                                                           ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net realized gains on investments                             --        (25,415,582)
                                                           ------------      -------------
  Total distributions to shareholders                                --        (25,415,582)
                                                           ------------      -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           27,530,815         45,789,469
  Value of shares issued to shareholders in payment of
    distributions declared                                           --         22,791,354
  Cost of shares redeemed                                   (16,148,748)       (81,127,326)
                                                           ------------      -------------
  Net increase (decrease) in net assets from Fund share
    transactions                                             11,382,067        (12,546,503)
                                                           ------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      25,568,127       (133,490,086)
NET ASSETS
  At beginning of period                                     81,710,527        215,200,613
                                                           ------------      -------------
  At end of period (including accumulated net
    investment loss of $220,186 and $0)                    $107,278,654      $  81,710,527
                                                           ============      =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2002       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2001
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $    96,536        $   227,796
  Net realized gain (loss)                                     395,924           (784,909)
  Change in net unrealized appreciation (depreciation)       1,857,432         (6,091,848)
                                                           -----------        -----------
  Net increase (decrease) in net assets from investment
    operations                                               2,349,892         (6,648,961)
                                                           -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net investment income                                  (117,318)          (250,296)
                                                           -----------        -----------
  Total distributions to shareholders                         (117,318)          (250,296)
                                                           -----------        -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           1,225,825          5,791,378
  Value of shares issued to shareholders in payment of
    distributions declared                                      97,395            196,697
  Cost of shares redeemed                                   (6,624,341)        (7,066,428)
                                                           -----------        -----------
  Net decrease in net assets from Fund share
    transactions                                            (5,301,121)        (1,078,353)
                                                           -----------        -----------
TOTAL DECREASE IN NET ASSETS                                (3,068,547)        (7,977,610)
NET ASSETS
  At beginning of period                                    23,704,532         31,682,142
                                                           -----------        -----------
  At end of period (including undistributed net
    investment income of $51,168 and $71,950)              $20,635,985        $23,704,532
                                                           ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2002  ----------------------------------------------------------
                                           (UNAUDITED)       2001        2000        1999        1998        1997
                                          --------------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 21.89       $ 20.89     $ 20.85     $ 21.78     $ 21.18     $ 20.63
                                             -------       -------     -------     -------     -------     -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                        0.44(1)       0.91(1)     0.92(1)     0.90(1)     0.94        0.97
  Net realized and unrealized gain
    (loss) on investments                      (0.58)         1.00        0.04       (0.93)       0.60        0.55
                                             -------       -------     -------     -------     -------     -------
Total from investment operations               (0.14)         1.91        0.96       (0.03)       1.54        1.52
                                             -------       -------     -------     -------     -------     -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.44)        (0.91)      (0.92)      (0.90)      (0.94)      (0.97)
                                             -------       -------     -------     -------     -------     -------
Total distributions to shareholders            (0.44)        (0.91)      (0.92)      (0.90)      (0.94)      (0.97)
                                             -------       -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD               $ 21.31       $ 21.89     $ 20.89     $ 20.85     $ 21.78     $ 21.18
                                             =======       =======     =======     =======     =======     =======
TOTAL RETURN+++                                (0.65)%++      9.32%       4.72%      (0.18)%      7.45%       7.55%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    0.65%+        0.65%       0.65%       0.65%       0.65%       0.65%
  Net Investment Income (to average
    daily net assets)*                          4.08%+        4.23%       4.43%       4.19%       4.40%       4.67%
  Portfolio Turnover                               2%++         22%         23%         22%         19%         25%
  Net Assets, End of Period (000's
    omitted)                                 $64,918       $64,246     $64,340     $63,005     $53,600     $38,401

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share              $  0.44(1)    $  0.91(1)      N/A         N/A     $  0.92     $  0.95
Ratios (to average daily net assets):
  Expenses                                      0.67%+        0.65%        N/A         N/A        0.77%       0.75%
  Net investment income                         4.06%+        4.23%        N/A         N/A        4.28%       4.57%

(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2002  ----------------------------------------------------------
                                           (UNAUDITED)       2001        2000        1999        1998        1997
                                          --------------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 22.04       $ 21.11     $ 21.11     $ 22.30     $ 21.78     $ 21.12
                                             -------       -------     -------     -------     -------     -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                        0.46(1)       0.93(1)     0.95(1)     0.92(1)     0.96        1.01
  Net realized and unrealized gain
    (loss) on investments                      (0.45)         0.93        0.06       (0.99)       0.58        0.74
                                             -------       -------     -------     -------     -------     -------
Total from investment operations                0.01          1.86        1.01       (0.07)       1.54        1.75
                                             -------       -------     -------     -------     -------     -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.46)        (0.93)      (0.95)      (0.92)      (0.96)      (1.01)
  From net realized gain on investments           --            --       (0.06)      (0.20)      (0.06)      (0.08)
                                             -------       -------     -------     -------     -------     -------
Total distributions to shareholders            (0.46)        (0.93)      (1.01)      (1.12)      (1.02)      (1.09)
                                             -------       -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD               $ 21.59       $ 22.04     $ 21.11     $ 21.11     $ 22.30     $ 21.78
                                             =======       =======     =======     =======     =======     =======
TOTAL RETURN+++                                 0.01%++       9.00%       4.91%      (0.33)%      7.24%       8.27%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    0.65%+        0.62%       0.64%       0.63%       0.65%       0.65%
  Net Investment Income (to average
    daily net assets)*                          4.22%+        4.30%       4.54%       4.24%       4.37%       4.74%
  Portfolio Turnover                               2%++         43%         28%         43%         29%         23%
  Net Assets, End of Period (000's
    omitted)                                 $82,659       $82,358     $79,329     $81,918     $78,579     $52,723

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share                  N/A           N/A         N/A         N/A     $  0.95     $  0.99
Ratios (to average daily net assets):
  Expenses                                       N/A           N/A         N/A         N/A        0.69%       0.74%
  Net investment income                          N/A           N/A         N/A         N/A        4.33%       4.65%

(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                      YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2002  -------------------------------------------------------
                                           (UNAUDITED)      2001        2000        1999       1998       1997
                                          --------------  ---------  ----------  ----------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $  26.23      $ 63.32    $  40.70    $  25.89    $ 32.61    $ 23.57
                                             --------      -------    --------    --------    -------    -------
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)*                 (0.07)(1)    (0.20)(1)   (0.39)(1)   (0.21)(1)  (0.15)(1)   0.02
  Net realized and unrealized gain
    (loss) on investments                        4.43       (28.28)      33.65       15.02      (6.42)      9.05
                                             --------      -------    --------    --------    -------    -------
Total from investment operations                 4.36       (28.48)      33.26       14.81      (6.57)      9.07
                                             --------      -------    --------    --------    -------    -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                       --           --          --          --      (0.01)     (0.03)
  From net realized gain on investments            --        (8.61)     (10.64)         --      (0.14)        --
                                             --------      -------    --------    --------    -------    -------
Total distributions to shareholders                --        (8.61)     (10.64)         --      (0.15)     (0.03)
                                             --------      -------    --------    --------    -------    -------
NET ASSET VALUE, END OF PERIOD               $  30.59      $ 26.23    $  63.32    $  40.70    $ 25.89    $ 32.61
                                             ========      =======    ========    ========    =======    =======
TOTAL RETURN+++                                 16.62%++    (49.81)%     86.20%      57.03%    (20.16)%    38.50%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                     1.00%+       1.00%       0.87%       0.78%      0.75%      0.21%
  Net Investment Income (Loss) (to
    average daily net assets)*                  (0.46)%+     (0.54)%     (0.60)%     (0.60)%    (0.51)%     0.08%
  Portfolio Turnover                              125%++       174%        182%        168%       102%       102%
  Net Assets, End of Period (000's
    omitted)                                 $107,279      $81,711    $215,201    $143,075    $66,458    $32,761

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment loss per share                $  (0.08)(1)  $ (0.21)(1)     N/A    $(0.22)(1)  $(0.22)(1)  $ (0.16)
Ratios (to average daily net assets):
  Expenses                                       1.07%+       1.04%        N/A      0.79%       0.97%        1.24%
  Net investment loss                           (0.53)%+     (0.58)%       N/A     (0.61)%     (0.73)%      (0.95)%

(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                        YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2002  ----------------------------------------------------------
                                           (UNAUDITED)       2001        2000        1999        1998        1997
                                          --------------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 32.29       $ 41.18     $ 36.99     $ 32.50     $ 35.24     $ 23.60
                                             -------       -------     -------     -------     -------     -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                        0.15(1)       0.30(1)     0.31(1)     0.22(1)     0.29(1)     0.39(1)
  Net realized and unrealized gain
    (loss) on investments                       3.09         (8.86)       4.12        4.49       (2.77)      11.58
                                             -------       -------     -------     -------     -------     -------
Total from investment operations                3.24         (8.56)       4.43        4.71       (2.48)      11.97
                                             -------       -------     -------     -------     -------     -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.20)        (0.33)      (0.24)      (0.22)      (0.26)      (0.33)
                                             -------       -------     -------     -------     -------     -------
Total distributions to shareholders            (0.20)        (0.33)      (0.24)      (0.22)      (0.26)      (0.33)
                                             -------       -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD               $ 35.33       $ 32.29     $ 41.18     $ 36.99     $ 32.50     $ 35.24
                                             =======       =======     =======     =======     =======     =======
TOTAL RETURN+++                                10.01%++     (20.92)%     12.00%      14.46%      (7.13)%     51.19%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    0.75%+        0.75%       0.54%       0.50%       0.50%       0.20%
  Net Investment Income (to average
    daily net assets)*                          0.87%+        0.78%       0.79%       0.59%       0.78%       1.31%
  Portfolio Turnover                               6%++         38%         50%         50%         33%         25%
  Net Assets, End of Period (000's
    omitted)                                 $20,636       $23,705     $31,682     $29,569     $31,659     $12,819

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income (loss) per share and the ratios would have been:

Net investment income (loss) per share       $  0.08(1)    $  0.22(1)  $  0.15(1)  $  0.09(1)  $  0.09(1)  $ (0.07)(1)
Ratios (to average daily net assets):
  Expenses                                      1.15%+        0.96%       0.95%       0.85%       1.05%       1.73%
  Net investment income (loss)                  0.47%+        0.57%       0.38%       0.24%       0.23%      (0.22)%

(1)  Calcuated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PAR        VALUE
SECURITY                                        RATE    MATURITY     VALUE     (NOTE 1A)
-----------------------------------------------------------------------------------------
BONDS -- 98.3%
GENERAL OBLIGATIONS -- 15.6%
Brockton MA State Qualified                     5.650% 12/15/2004  $ 300,000  $   316,875
Brockton MA State Qualified                     6.125% 06/15/2018    250,000      260,937
Commonwealth of Massachusetts                   7.500% 06/01/2004    700,000      736,750
Commonwealth of Massachusetts NCL               5.500% 12/01/2011  2,250,000    2,421,562
Commonwealth of Massachusetts NCL               5.750% 10/01/2007    750,000      814,687
Commonwealth of Massachusetts NCL               6.000% 11/01/2011    850,000      946,687
Mass Bay Transportation Authority               7.000% 03/01/2011  1,000,000    1,180,000
Mass College Building Authority                 7.500% 05/01/2006    500,000      567,500
Mass College Building Authority                 7.500% 05/01/2007    450,000      518,062
Mass College Building Authority                 7.500% 05/01/2008    250,000      292,812
Mass Conservation Loan                          5.250% 08/01/2009    900,000      954,000
University of Mass Building Authority State
  Guarantee                                     6.625% 05/01/2007  1,000,000    1,112,500
                                                                              -----------
Total General Obligations (Cost $9,916,306)                                    10,122,372
                                                                              -----------
GOVERNMENT BACKED -- 9.5%
Commonwealth of Massachusetts NCL-Series B      6.500% 08/01/2008    550,000      623,562
Commonwealth of Massachusetts Prerefunded       5.000% 11/01/2009  1,000,000    1,058,750
Mass HEFA Carney Hospital Prerefunded-Series
  D                                             6.100% 07/01/2014    700,000      765,625
Mass HEFA Harvard University                    6.000% 07/01/2035    200,000      224,000
Mass HEFA Melrose Wakefield Hospital            6.350% 07/01/2006    310,000      318,962
Mass HEFA Youville Hospital FHA
  Prerefunded-Series B                          6.125% 02/15/2015    465,000      500,456
Mass IFA Brooks School Prerefunded              5.600% 07/01/2005    245,000      259,394
Mass IFA Brooks School Prerefunded              5.900% 07/01/2013    410,000      435,625
Mass Wholesale Electric MBIA Prerefunded        5.000% 07/01/2012  1,000,000    1,062,500
Plymouth County MA COP Prefunded-Series A       7.000% 04/01/2022    500,000      522,245
Puerto Rico Commonwealth Aqueduct & Sewer
  Authority
  Prerefunded-Series A                          9.000% 07/01/2009    365,000      416,556
                                                                              -----------
Total Government Backed (Cost $5,991,608)                                       6,187,675
                                                                              -----------
HOUSING REVENUE -- 5.9%
Mass HFA Multi-Family Unit FNMA                 6.250% 11/15/2012  1,000,000    1,027,880
Mass HFA Multi-Family Unit FNMA                 6.300% 10/01/2013    950,000      978,889
Mass HFA Multi-Family Unit MBIA NCL             5.550% 12/01/2004    500,000      523,750
Mass HFA Residential Development FNMA           5.600% 05/15/2004    250,000      257,652
Mass HFA Residential Development FNMA           6.250% 11/15/2012  1,000,000    1,029,920
                                                                              -----------
Total Housing Revenue (Cost $3,808,800)                                         3,818,091
                                                                              -----------
INDUSTRIAL DEVELOPMENT -- 2.9%
Boston MA Industrial Development Financing
  Authority AMT                                 5.875% 04/01/2030    445,000      445,000
Boston MA Industrial Development Financing
  Authority AMT                                 7.375% 05/15/2015    865,000      879,194
Mass DFA Waste Management Resource Recovery     6.900% 12/01/2029    500,000      540,000
                                                                              -----------
Total Industrial Development (Cost $1,826,643)                                  1,864,194
                                                                              -----------
INSURED BOND -- 33.9%
Attleboro MA State Qualified AMBAC NCL          5.250% 07/01/2013    500,000      525,000
Chelsea MA School District AMBAC NCL            7.000% 06/15/2003    265,000      279,575
Commonwealth of Massachusetts AMBAC NCL AMT     5.750% 08/01/2010  1,500,000    1,638,750

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PAR        VALUE
SECURITY                                        RATE    MATURITY     VALUE     (NOTE 1A)
-----------------------------------------------------------------------------------------
INSURED BOND (CONTINUED)
Commonwealth of Massachusetts AMBAC NCL AMT     5.750% 08/01/2010  $1,000,000 $ 1,092,500
Commonwealth of Massachusetts MBIA NCL          5.500% 11/01/2012    685,000      738,087
Holyoke MA FSA                                  6.000% 06/15/2007    800,000      873,000
Mass Bay Transportation Authority FGIC          5.500% 03/01/2011    300,000      321,375
Mass Bay Transportation Authority FGIC          5.500% 03/01/2012    700,000      750,750
Mass Bay Transportation Authority FGIC          7.000% 03/01/2011  1,055,000    1,244,900
Mass Bay Transportation Authority FGIC          7.000% 03/01/2014    900,000    1,076,625
Mass DFA Curry College ACA                      4.100% 03/01/2004     85,000       85,637
Mass DFA May Institute Asset Guaranty           5.500% 09/01/2002    175,000      177,557
Mass DFA May Institute Asset Guaranty           5.500% 09/01/2003    265,000      274,938
Mass DFA May Institute Asset Guaranty           5.500% 09/01/2004    280,000      295,050
Mass DFA May Institute Asset Guaranty           5.500% 09/01/2005    175,000      185,281
Mass DFA Northern Berkshire Retirement
  Development ACA                               5.750% 08/15/2009    425,000      440,406
Mass DFA Northern Berkshire Retirement
  Development ACA                               5.750% 08/15/2010    450,000      465,750
Mass HEFA Mass Eye and Ear ACA                  5.000% 07/01/2005    660,000      674,850
Mass HEFA New England Medical Center FGIC       6.000% 07/01/2003    400,000      411,204
Mass HEFA Partners FSA                          5.500% 07/01/2007    635,000      673,894
Mass Port Authority MBIA NCL AMT                5.750% 07/01/2007    500,000      528,125
Mass Water Resource Authority FGIC NCL          6.000% 11/01/2006    800,000      874,000
Mass Water Resource Authority MBIA NCL          5.500% 08/01/2011  1,000,000    1,073,750
Mass Wholesale Electric MBIA NCL                5.000% 07/01/2010  1,000,000    1,027,500
Mass Wholesale Electric MBIA NCL                5.500% 07/01/2009    850,000      901,000
Nantucket MA MBIA                               6.000% 07/15/2007    500,000      546,250
Puerto Rico Commonwealth FSA                    5.500% 07/01/2012  1,400,000    1,519,000
Puerto Rico Commonwealth Highway &
  Transportation
  Authority MBIA                                5.500% 07/01/2013  1,140,000    1,236,900
Route 3 Mass Transportation Improvement
  Authority MBIA NCL                            5.500% 06/15/2009    725,000      778,469
Worcester MA FSA NCL                            5.500% 04/01/2010    500,000      536,875
Worcester MA MBIA NCL                           6.000% 07/01/2006    725,000      789,344
                                                                              -----------
Total Insured Bond (Cost $21,648,541)                                          22,036,342
                                                                              -----------
LEASE REVENUE -- 1.2%
Puerto Rico Housing Bank Appropriation          5.125% 12/01/2005    750,000      788,438
                                                                              -----------
Total Lease Revenue (Cost $745,596)                                               788,438
                                                                              -----------
LOC GIC -- 1.2%
Mass IFA Amesbury LOC: State Street Bank AMT    5.910% 09/01/2005    351,250      364,422
Mass IFA Orchard Cove Project LOC: Fleet
  National Bank                                 5.000% 05/01/2026    415,000      415,892
                                                                              -----------
Total LOC GIC (Cost $766,250)                                                     780,314
                                                                              -----------
REVENUE BONDS -- 22.5%
Mass DFA Biomedical Research                    6.000% 08/01/2011    550,000      584,375
Mass DFA Massachusetts College of Pharmacy      5.750% 07/01/2006    280,000      289,800
Mass DFA Williston School AMT                   6.000% 10/01/2013    475,000      473,219
Mass HEFA Amherst College NCL                   6.000% 11/01/2005    510,000      552,713
Mass HEFA Cape Cod Healthcare                   5.125% 11/15/2009    600,000      592,500
Mass HEFA Caritas Christi NCL                   5.500% 07/01/2005    500,000      511,875
Mass HEFA Central New England Health Systems    5.750% 08/01/2003    185,000      183,844
Mass HEFA Childrens Hospital                    6.125% 10/01/2012    550,000      567,386

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PAR        VALUE
SECURITY                                        RATE    MATURITY     VALUE     (NOTE 1A)
-----------------------------------------------------------------------------------------
REVENUE BONDS (CONTINUED)
Mass HEFA Dana Farber Cancer Institute          6.500% 12/01/2006  $ 650,000  $   715,813
Mass HEFA Harvard University NCL                5.500% 01/15/2006  1,000,000    1,065,000
Mass HEFA Harvard University NCL                5.500% 01/15/2009    500,000      535,625
Mass HEFA Milford Hospital NCL                  5.250% 07/15/2007    600,000      592,500
Mass HEFA No. Adams Regional Hospital           6.750% 07/01/2009    600,000      627,000
Mass HEFA Partners HealthCare                   5.000% 07/01/2009    500,000      513,750
Mass IFA Berkshire Retirement Development(a)    6.000% 07/01/2018    530,000      531,574
Mass IFA Resource Recovery                      6.150% 07/01/2002  1,000,000    1,009,350
Mass IFA Springfield College                    5.625% 09/15/2010    750,000      765,938
Mass IFA Wentworth Institute                    5.050% 10/01/2005    290,000      297,975
Mass Port Authority                             5.750% 07/01/2012    700,000      735,000
Mass Port Authority                             6.000% 07/01/2011  1,000,000    1,067,500
Mass Water Resource Authority NCL               6.500% 07/15/2009  1,000,000    1,130,000
Mass Water Trust New Bedford NCL                5.250% 02/01/2011    330,000      348,150
Puerto Rico Industrial Tour Ed Anamendez
  University                                    5.000% 02/01/2005    250,000      257,813
Puerto Rico Industrial Tour Ed Anamendez
  University                                    5.000% 02/01/2006    650,000      671,125
                                                                              -----------
Total Revenue Bonds (Cost $14,523,336)                                         14,619,825
                                                                              -----------
SPECIAL REVENUES -- 5.6%
Foxborough MA Stadium                           5.750% 06/01/2011  1,050,000    1,148,438
Mass Special Obligation NCL                     5.375% 06/01/2011    350,000      373,188
Mass Special Obligation NCL                     5.500% 06/01/2013  1,000,000    1,065,000
Virgin Islands Public Finance Authority         5.625% 10/01/2010  1,000,000    1,023,750
                                                                              -----------
Total Special Revenues (Cost $3,559,327)                                        3,610,376
                                                                              -----------
TOTAL BONDS (COST $62,786,407)                                                 63,827,627
                                                                              -----------
SHORT-TERM INVESTMENTS -- 0.4%
SHORT TERM BONDS -- 0.3%
Mass HEFA Wellesley College(a)                  1.300% 07/01/2039    200,000      200,000
                                                                              -----------
REPURCHASE AGREEMENTS -- 0.1%
Tri-party repurchase agreement dated 03/28/02 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 04/01/02,
with a maturity value of $27,359 and an effective yield of 0.87%, collateralized by a U.S. Government Obligation with a rate of
8.00%, a maturity date of 11/15/21 and a market value of $37,640.                  27,357
                                                                              -----------
TOTAL SHORT-TERM INVESTMENTS (COST $227,356)                                      227,357
                                                                              -----------

TOTAL INVESTMENTS -- 98.7% (COST $63,013,763)                                 $64,054,984
OTHER ASSETS, LESS LIABILITIES -- 1.3%                                            863,019
                                                                              -----------
NET ASSETS -- 100.0%                                                          $64,918,003
                                                                              ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

ACA - American Capital Access Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
COP - Certification of Participation
DFA - Development Financial Agency
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Association
GIC - Guaranteed Investment Contract
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IFA - Industrial Finance Authority
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
NCL - Non-callable
SFM - Single Family Mortgage

(a)  Variable Rate Security; rate indicated is as of 3/31/02.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       PAR        VALUE
SECURITY                                        RATE     MATURITY     VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------
BONDS -- 98.0%
GENERAL OBLIGATIONS -- 9.0%
Abag CA Odd Fellows Home                         5.700% 08/15/2014  $1,000,000 $ 1,055,000
Alpine UT School District                        5.000% 03/15/2011     25,000       25,594
California State NCL                             5.250% 02/01/2011  2,000,000    2,087,500
Commonwealth of Massachusetts                    7.500% 06/01/2004    300,000      315,750
Conroe TX Independant School District            5.500% 02/15/2013    700,000      744,625
District of Columbia NCL                         5.800% 06/01/2004    210,000      218,662
Goose Creek TX Independent School District       7.000% 08/15/2009    600,000      698,250
Grand Central NY District Management             5.000% 01/01/2006     25,000       25,937
Honolulu HI City & County                        5.400% 09/27/2007    500,000      530,000
McKinney TX Independent School District Asset
  Guarantee NCL                                  6.000% 02/15/2007    500,000      540,625
New York State NCL                               5.000% 03/01/2005     15,000       15,656
Northeast TX Independent School District NCL     7.000% 02/01/2009  1,000,000    1,152,500
                                                                               -----------
Total General Obligations (Cost $7,227,708)                                      7,410,099
                                                                               -----------
GOVERNMENT BACKED -- 6.7%
Arapahoe County CO Highway Revenue               6.050% 08/31/2015  1,350,000    1,500,187
Cincinnati OH Public Schools                     6.150% 06/15/2002    310,000      312,647
District of Columbia Medlantic Hospital
  Prerefunded                                    7.000% 08/15/2005    290,000      298,068
District of Columbia NCL                         5.800% 06/01/2004     40,000       42,350
Long Beach CA Aquarium of the Pacific Revenue    5.750% 07/01/2005    200,000      212,500
Mashantucket CT Western Pequot                   6.500% 09/01/2005    995,000    1,094,500
Met Govt Nashville & Davidson TN Industrial
  Development Board Revenue Prerefunded          7.500% 11/15/2010  1,000,000    1,212,500
Met Peoria IL Prerefunded                        6.250% 07/01/2017    300,000      334,125
Port Jervis NY IDA                               5.250% 11/01/2006    100,000      105,875
Texas State Turnpike Prerefunded                12.625% 01/01/2020    385,000      402,675
                                                                               -----------
Total Government Backed (Cost $5,385,343)                                        5,515,427
                                                                               -----------
HOUSING REVENUE -- 6.3%
California HFA MBIA AMT                          5.650% 08/01/2025    105,000      105,413
California HFA SFM                               5.050% 02/01/2017    275,000      278,094
Colorado HFA SFM                                 5.250% 10/01/2007    335,000      343,794
Florida Housing Finance Corp. FSA                5.750% 01/01/2017    390,000      395,362
Hawaii Housing Finance and Development SFM
  FNMA                                           7.000% 07/01/2031    505,000      511,802
Massachusetts HFA Residential Development
  FNMA                                           6.875% 11/15/2011    400,000      408,920
Mississippi Home Corp. SFM AMT                   5.450% 06/01/2024    370,000      373,700
New Jersey HFA AMBAC                             6.200% 11/01/2004  1,000,000    1,033,410
New Mexico Mortgage Finance Authority AMT        5.750% 07/01/2014    155,000      155,412
New York Mortgage Agency SFM AMT NCL             5.750% 04/01/2004    650,000      671,937
Ohio HFA SFM AMT NCL                             4.300% 09/01/2002    475,000      478,971
Pennsylvania HFA SFM                             5.350% 10/01/2008    200,000      205,750
Rhode Island Housing & Mortgage Finance Corp.    4.950% 10/01/2016    220,000      221,375
Virginia Housing Development Authority Multi
  Family Insured Mortgage                        0.000% 11/01/2017     60,000       13,650
Washington HFA SFM AMT                           7.100% 07/01/2022     20,000       20,300
                                                                               -----------
Total Housing Revenue (Cost $5,214,714)                                          5,217,890
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       PAR        VALUE
SECURITY                                        RATE     MATURITY     VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT -- 10.3%
Alaska Industrial Development and Export
  Authority                                      6.200% 04/01/2003  $ 150,000  $   153,375
Brazos River TX Pollution Authority AMT          4.950% 10/01/2030    750,000      752,813
Broward County FL Resource Recovery              5.000% 12/01/2007  1,500,000    1,516,875
California Statewide Equity Residential
  Improvement(a)                                 5.200% 12/01/2029  1,000,000    1,005,000
Connecticut Gaming Authority Mohegan Tribe       5.375% 01/01/2011  1,000,000      967,500
Eddyville IA Pollution Control Revenue
  Cargill                                        5.400% 10/01/2006    500,000      530,000
Gloucester NJ Resource Recovery                  6.850% 12/01/2029    500,000      551,250
Hendersonville TN Kroger                         5.950% 12/15/2008    340,000      342,975
Mass DFA Waste Management Resource Recovery      6.900% 12/01/2029    500,000      540,000
Murray KY Industrial Development Kroger          7.250% 09/01/2012    350,000      360,717
New York NY Tsasc Inc.                           6.000% 07/15/2019  1,225,000    1,275,531
South Carolina Tobacco Settlement Authority      6.000% 05/15/2022    500,000      501,875
                                                                               -----------
Total Industrial Development (Cost $8,342,130)                                   8,497,911
                                                                               -----------
INSURED BOND -- 39.5%
California Intercommunity HFA COP ACA            5.000% 11/01/2005  1,770,000    1,840,800
Charleston SC COP MBIA                           6.000% 12/01/2008  1,000,000    1,103,750
Cook County IL Community College FGIC            8.750% 01/01/2006  1,000,000    1,166,250
Cook County IL High School FGIC                  7.875% 12/01/2014    750,000      964,688
Cook County IL School District FSA NCL           6.750% 05/01/2010  1,750,000    2,010,313
Denver CO Airport MBIA AMT                       7.500% 11/15/2006    500,000      555,000
District of Columbia FSA NCL                     5.500% 06/01/2011  1,750,000    1,859,375
District of Columbia MBIA NCL                    5.750% 06/01/2010     15,000       16,219
District of Columbia MBIA NCL                    6.000% 06/01/2011    835,000      917,456
District of Columbia Medlantic Hospital MBIA     7.000% 08/15/2005    290,000      298,120
District of Columbia Prerefunded MBIA NCL        5.750% 06/01/2010     10,000       10,938
District of Columbia Prerefunded MBIA NCL        6.000% 06/01/2011    440,000      490,600
Douglas County CO School District MBIA           7.000% 12/15/2012    625,000      753,906
Georgia Municipal Electric Authority Power
  FGIC NCL                                       6.250% 01/01/2012  1,150,000    1,296,625
Harris County TX Toll Revenue FGIC NCL           6.000% 08/01/2012  1,000,000    1,108,750
Hillsborogh FL University of Tampa Bay Asset
  Guaranty                                       5.750% 04/01/2018    900,000      938,250
Houston TX Water & Sewer Systems Revenue
  AMBAC NCL#                                     5.500% 12/01/2008  2,000,000    2,075,000
Illinois Health Facilities Authority Revenue
  Asset Guaranty                                 6.250% 05/01/2011  1,300,000    1,329,224
Illinois State FSA NCL                           5.500% 04/01/2010  1,000,000    1,066,250
Jefferson County OH Asset Guaranty               6.625% 12/01/2005    180,000      188,550
Louisiana State Energy & Power Authority FSA
  NCL                                            5.500% 01/01/2010  1,960,000    2,077,600
Nassau County NY FGIC                            6.000% 07/01/2010     25,000       27,531
New Jersey Health Care Facilities Financing
  Authority Revenue AMBAC                        4.800% 08/01/2021  1,000,000      993,750
New York Dormitory Authority Good Samaritan
  Hospital Asset Guaranty                        5.250% 07/01/2005  1,000,000    1,058,750
New York Dormitory Authority Presbyterian
  Hospital AMBAC                                 4.400% 08/01/2013    160,000      163,200
Oklahoma Grand River Dam Authority AMBAC         5.500% 06/01/2013    385,000      410,506
Orange County CA COP MBIA                        5.800% 07/01/2016    400,000      431,000
Palm Beach County FL Solid Waste AMBAC           6.000% 10/01/2009    500,000      547,375
Pasco County FL Solid Waste AMBAC NCL            6.000% 04/01/2010  1,000,000    1,086,250
Phoenix AZ Water System Revenue FGIC NCL         5.250% 07/01/2010  1,000,000    1,057,500
Stafford TX Economic Development FGIC            6.000% 09/01/2015    525,000      582,094
Teton County WY St. John Hospital ACA            5.000% 12/01/2004    535,000      551,050
Tucson AZ COP Asset Guaranty                     6.000% 07/01/2004    270,000      274,544

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       PAR        VALUE
SECURITY                                        RATE     MATURITY     VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------
INSURED BOND (CONTINUED)
Washington DC Convention Center Authority
  AMBAC                                          5.250% 10/01/2014  $1,000,000 $ 1,031,250
Washington HCFA MBIA                             5.000% 08/15/2018    700,000      673,750
Washington MBIA NCL                              6.000% 07/01/2015  1,000,000    1,118,750
Washington MBIA NCL                              6.750% 02/01/2010    500,000      573,125
                                                                               -----------
Total Insured Bond (Cost $32,176,132)                                           32,648,089
                                                                               -----------
LEASE REVENUE -- 1.3%
New York Dormitory Authority Roswell Park        6.000% 07/01/2006    500,000      541,250
New York Metropolitan Transportation
  Authority                                      5.750% 07/01/2015    500,000      523,125
                                                                               -----------
Total Lease Revenue (Cost $990,032)                                              1,064,375
                                                                               -----------
LOC GIC -- 0.6%
New York Dormitory Authority LOC: Fleet Bank     5.500% 07/01/2003    500,000      511,875
                                                                               -----------
Total LOC GIC (Cost $502,347)                                                      511,875
                                                                               -----------
REVENUE BONDS -- 22.4%
Arizona Transportation Board Highway Revenue
  NCL                                            5.500% 07/01/2010  1,500,000    1,610,625
Arizona Transportation Board Highway Revenue
  NCL                                            5.500% 07/01/2011  1,500,000    1,610,625
Arizona Transportation Board Highway Revenue
  NCL                                            8.000% 07/01/2005  1,685,000    1,916,688
Camden NJ Cooper Hospitals                       5.600% 02/15/2007    240,000      202,200
Hudson County NJ Import Authority                7.600% 08/01/2025    855,000      866,457
Illinois Health Facility Authority Decatur
  Memorial Hospital                              5.500% 10/01/2009  1,055,000    1,090,606
Illinois Health Facility Authority Silver
  Cross Hospital and Medical Center              5.250% 08/15/2015    720,000      690,300
Illinois HEFA Condell Medical Center             6.000% 05/15/2010    500,000      516,250
Illinois HEFA Northwestern University(a)         5.050% 11/01/2032    725,000      751,281
Mass DFA Williston School AMT                    6.000% 10/01/2013    285,000      283,931
Mass IFA Berkshire Retirement Development(a)     6.000% 07/01/2018    500,000      501,485
Mass IFA Resource Recovery                       6.150% 07/01/2002    700,000      706,545
Met Govt Nashville & Davidson TN Vanderbilt      6.000% 05/01/2008    610,000      667,950
Montana Student Assistance Corp.                 5.950% 12/01/2012     95,000       96,306
New Hampshire HEFA Monadnock Hospital            5.250% 10/01/2007    475,000      452,438
New Mexico State Hospital Equipment Loan
  Revenue Presbyterian Healthcare Services       5.750% 08/01/2012  1,000,000    1,047,500
New York Medical Center Mt. Sinai FHA            5.950% 08/15/2009     90,000       93,038
New York Medical Center St Luke's FHA            5.600% 08/15/2013    415,000      430,563
North Texas Higher Education and Student Loan
  Authority AMT                                  6.100% 04/01/2008    750,000      773,145
Pennsylvania State College & University
  Revenue NCL                                    5.000% 03/02/2010    500,000      518,125
Puerto Rico Industrial Tour Ed Anamendez
  University                                     5.000% 02/01/2008    700,000      717,500
Salt River AZ Electric Systems Revenue NCL       5.250% 01/01/2006  1,000,000    1,051,250
Scranton PA Allied Rehabilitation                7.125% 07/15/2005    890,000      910,025
South Carolina Medical University                5.625% 07/01/2010  1,000,000    1,020,000
Wisconsin State Transportation                   5.500% 07/01/2010     15,000       16,013
                                                                               -----------
Total Revenue Bonds (Cost $18,505,023)                                          18,540,846
                                                                               -----------
SPECIAL REVENUES -- 1.9%
New York City Transitional Financial
  Authority Revenue                              5.500% 02/15/2011  1,500,000    1,599,375
                                                                               -----------
Total Special Revenues (Cost $1,561,828)                                         1,599,375
                                                                               -----------
TOTAL BONDS (COST $79,905,257)                                                  81,005,887
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       PAR        VALUE
SECURITY                                        RATE     MATURITY     VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.3%
SHORT TERM BONDS -- 8.3%
California Statewide Communities Development
  Authority(a)                                   1.430% 04/01/2028  $2,500,000 $ 2,500,000
Grand Forks ND Health Care Facilities
  Revenue(a)                                     1.460% 12/01/2025    300,000      300,000
Grand Forks ND Hospital Revenue(a)               1.460% 12/01/2016    200,000      200,000
Gulf Coast Waste Disposal Authority(a)           1.310% 10/01/2024  1,300,000    1,300,000
Indiana Health Care Facilities Financing
  Authority(a)                                   4.250% 03/01/2030    550,000      550,000
New York NY(a)                                   1.300% 08/15/2018    400,000      400,000
New York NY(a)                                   1.400% 08/01/2017    800,000      800,000
New York NY(a)                                   1.400% 08/01/2019    200,000      200,000
University of North Carolina Hospital Chapel
  Hill Revenue(a)                                1.460% 02/15/2031    600,000      600,000
                                                                               -----------
                                                                                 6,850,000
                                                                               -----------
REPURCHASE AGREEMENTS -- 0.0%
Tri-party repurchase agreement dated 03/28/02 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 04/01/02,
with a maturity value of $50,109 and an effective yield of 0.87%, collateralized by a U.S. Government Obligation with a rate of
8.00%, a maturity date of 11/15/21 and a market value of $62,733.                   50,104
                                                                               -----------
TOTAL SHORT-TERM INVESTMENTS (COST $6,900,104)                                   6,900,104
                                                                               -----------

TOTAL INVESTMENTS -- 106.3% (COST $86,805,361)                                 $87,905,991
OTHER ASSETS, LESS LIABILITIES -- (6.3%)                                        (5,247,156)
                                                                               -----------
NET ASSETS -- 100.0%                                                           $82,658,835
                                                                               ===========

NOTES TO SCHEDULE OF INVESTMENTS:

ACA - American Capital Access Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
COP - Certification of Participation
DFA - Development Financial Agency
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Association
HCFA - Health Care Facilities Authority
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IFA - Industrial Finance Authority
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
NCL - Non-callable
SFM - Single Family Mortgage

(a)  Variable Rate Security; rate indicated is as of 3/31/02.
#    Delayed delivery contract.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
EQUITIES -- 92.3%

BASIC INDUSTRY -- 0.6%
Freeport-McMoRan Copper & Gold, Inc., Class B*            34,050  $    599,961
                                                                  ------------
CAPITAL GOODS -- 4.6%
Graco, Inc.                                               23,450       957,932
Manitowoc Co., Inc.                                        8,200       323,900
Moog Inc., Class A*                                        8,700       278,400
United Defense Industries, Inc.*                          59,200     1,586,560
Wabtec Corp.                                              86,100     1,290,639
Waste Connections, Inc.*                                  14,500       485,895
                                                                  ------------
                                                                     4,923,326
                                                                  ------------
CONSUMER STABLE -- 3.3%
Del Monte Foods Co.*                                      53,500       520,555
Dial Corp.                                                73,000     1,315,460
Pactiv Corp.*                                             26,950       539,539
United Natural Foods, Inc.*                               47,900     1,193,189
                                                                  ------------
                                                                     3,568,743
                                                                  ------------
EARLY CYCLICAL -- 2.3%
Ethan Allen Interiors, Inc.                               21,700       825,902
Furniture Brands International, Inc.*                     13,800       503,010
UAL Corp.                                                 31,050       507,357
Watsco, Inc.                                              31,650       564,952
                                                                  ------------
                                                                     2,401,221
                                                                  ------------
ENERGY -- 8.9%
Cooper Cameron Corp.*                                     10,100       516,211
Core Laboratories, Inc.*                                  37,500       553,500
Ensco International, Inc.                                 27,650       833,371
Headwaters, Inc.*                                         55,300       846,090
Key Energy Services, Inc.*                                92,300       989,456
Newfield Exploration Co.*                                 20,650       763,843
Patterson-UTI Energy, Inc.*                               39,750     1,182,165
Rowan Cos., Inc.*                                         24,400       562,176
Veritas DGC, Inc.*                                        63,650     1,076,321
W-H Energy Services, Inc.*                                68,700     1,483,920
XTO Energy, Inc.                                          38,550       772,927
                                                                  ------------
                                                                     9,579,980
                                                                  ------------
FINANCIAL -- 5.9%
City National Corp.                                       22,200     1,167,942
Cullen/Frost Bankers, Inc.                                18,200       652,834
CVB Financial Corp.                                       38,000       766,080
East West Bancorp, Inc.                                    9,100       266,539
Indymac Bancorp, Inc.*                                    32,550       803,985
Investment Technology Group, Inc.*                        15,700       828,018

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
New York Community Bancorp, Inc.                          47,500  $  1,313,375
W Holding Co., Inc.                                       30,000       529,500
                                                                  ------------
                                                                     6,328,273
                                                                  ------------
GROWTH CYCLICAL -- 11.0%
Abercrombie & Fitch Co.*                                  26,300       810,040
Applebee's International, Inc.                            18,000       653,400
CEC Entertainment, Inc.*                                  28,200     1,302,840
Fairmont Hotels & Resorts, Inc.                           29,500       834,850
Footlocker, Inc.*                                         33,450       541,221
Genesco*                                                  19,750       544,507
International Speedway Corp., Class A                     25,100     1,147,070
J. Jill Group, Inc.*                                      27,300       776,685
Linens 'N Things, Inc.*                                   25,200       769,356
Men's Wearhouse, Inc. (The)*                              34,150       797,402
Nordstrom, Inc.                                           21,550       527,975
Prime Hospitality Corp.*                                  41,050       539,807
Ruby Tuesday, Inc.                                        22,450       521,962
School Specialty, Inc.*                                   39,050     1,043,416
Tweeter Home Entertainment Group, Inc.*                   51,750     1,011,713
                                                                  ------------
                                                                    11,822,244
                                                                  ------------
HEALTH CARE -- 14.9%
Accredo Health, Inc.*                                      4,600       263,442
AdvancePCS*                                               34,100     1,026,069
Alkermes, Inc.*                                           35,950       936,857
AmerisourceBergen Corp.                                   14,650     1,000,595
Apogent Technologies, Inc.*                               40,700     1,004,476
Cambrex Corp.                                             24,900     1,048,290
Charles River Laboratories International, Inc.*           63,200     1,959,200
Conceptus, Inc.*                                          38,200       823,210
Cooper Companies, Inc.                                    38,700     1,834,380
CV Therapeutics, Inc.*                                    15,800       571,960
Orthofix International NV*                                 7,850       316,591
Pharmaceutical Product Development, Inc.*                 54,400     1,895,840
Renal Care Group, Inc.*                                    7,550       247,640
Thoratec Corp.*                                           89,300       977,835
Transkaryotic Therapies, Inc.*                            22,700       977,235
Triad Hospitals, Inc.*                                    30,550     1,050,309
                                                                  ------------
                                                                    15,933,929
                                                                  ------------
REAL ESTATE -- 2.7%
CarrAmercia Realty Corp., REIT                            28,300       888,903
Gables Residential Trust, REIT                            30,650       951,683
General Growth Properties, REIT                           23,850     1,054,170
                                                                  ------------
                                                                     2,894,756
                                                                  ------------
SERVICES -- 18.3%
Administaff, Inc.*                                        38,150     1,054,085

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
SERVICES (CONTINUED)
Bright Horizons Family Solutions, Inc.*                   27,450  $    808,979
Caminus Corp.*                                            24,700       555,750
Central Parking Corp.                                     61,100     1,404,689
Corinthian Colleges, Inc.*                                25,000     1,263,750
Corporate Executive Board Co.*                             8,400       315,092
Crown Media Holdings, Inc., Class A*                      53,300       660,920
Cumulus Media, Inc.*                                      24,100       431,390
Freemarkets, Inc.*                                        45,500     1,045,135
FTI Consulting, Inc.*                                     10,050       311,349
Insight Communications, Inc.*                             38,100       798,195
Iron Mountain, Inc.*                                      53,250     1,689,090
Jacobs Engineering Group*                                  7,900       563,191
Mediacom Communications Corp.*                            65,250       914,153
Mobile Mini, Inc.*                                        38,700     1,245,366
Republic Services, Inc.*                                  85,800     1,602,744
Salem Communications Corp., Class A*                      47,900     1,135,230
Scholastic Corp.*                                         29,550     1,601,315
SOURCECORP, Inc.*                                         38,800     1,144,212
United Rentals, Inc.*                                     20,400       560,592
Western Wireless Corp., Class A*                          61,800       540,132
                                                                  ------------
                                                                    19,645,359
                                                                  ------------
TECHNOLOGY -- 18.3%
Advanced Digital Information Corp.*                       36,000       468,360
Alloy, Inc.*                                              66,900     1,005,507
Anteon International Corp.*                               26,150       543,920
Ascential Software Corp.*                                209,500       806,575
Autodesk, Inc.                                            32,600     1,522,094
Brady Corp., Class A                                      22,700       824,010
Business Objects SA ADR*                                  15,800       694,568
Concurrent Computer Corp.*                                64,450       535,580
Earthlink, Inc.*                                          94,800       962,220
Intermagnetics General Corp.*                             47,800     1,302,550
International Rectifier Corp.*                            11,250       510,863
KPMG Consulting, Inc.*                                    40,100       810,020
Lattice Semiconductor Corp.*                              25,000       438,250
Manhattan Associates, Inc.*                               16,900       643,890
ManTech International Corp., Class A*                     54,200     1,008,120
Mentor Graphics Corp.*                                    23,600       498,904
NetIQ Corp.*                                              15,900       346,779
Oak Technology, Inc.*                                     35,300       525,264
Parametric Technology Corp.*                              62,350       376,594
Perot Systems Corp., Class A*                             61,400     1,224,930
Roxio, Inc.*                                              27,450       622,841
ScanSoft, Inc.*                                          130,500       768,645
SeaChange International, Inc.*                            36,700       557,473
Semtech Corp.*                                            14,750       538,375
SkillSoft Corp.*                                           4,200        96,810

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Tibco Software, Inc.*                                     72,981  $    858,257
Veeco Instruments, Inc.*                                  33,650     1,177,750
                                                                  ------------
                                                                    19,669,149
                                                                  ------------
UTILITIES -- 1.5%
Allete, Inc.                                              21,600       628,344
Black Hills Corp.                                         13,800       462,024
Energy East Corp.                                         24,650       536,138
                                                                  ------------
                                                                     1,626,506
                                                                  ------------
TOTAL EQUITIES (COST $91,579,760)                                   98,993,447
                                                                  ------------

                                                                     PAR        VALUE
                                                RATE    MATURITY    VALUE     (NOTE 1A)
                                               ------  ----------  -------   -----------
SHORT-TERM INVESTMENTS -- 5.4%
U.S. GOVERNMENT AGENCY -- 0.5%
FNMA Discount Note+/+ +                         1.902% 06/12/2002  $550,000      544,775
                                                                            ------------
REPURCHASE AGREEMENTS -- 4.9%
Tri-party repurchase agreement dated 03/28/02 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 04/01/02,
with a maturity value of $5,318,694 and an effective yield of
0.87%, collateralized by a U.S. Government Obligation with a rate of 8.00%, a maturity date of 11/15/21 and a market value of
$5,432,640.                                                                    5,318,180
                                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,866,144)                                 5,862,955
                                                                            ------------

TOTAL INVESTMENTS -- 97.7% (COST $97,445,904)                               $104,856,402
OTHER ASSETS, LESS LIABILITIES -- 2.3%                                         2,422,252
                                                                            ------------
NET ASSETS -- 100.0%                                                        $107,278,654
                                                                            ============

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust

*    Non-income producing security.
+/+  Rate noted is yield to maturity.
+    Denotes all or part of security segregated as collateral.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
-----------------------------------------------------------------------------
EQUITIES -- 97.0%

BASIC INDUSTRY -- 2.6%
Plum Creek Timber Co., REIT                               18,000  $   534,780
                                                                  -----------
CAPITAL GOODS -- 6.7%
Ingersoll Rand Co., Class A                               10,000      500,200
Tyco International Ltd.                                   12,000      387,840
United Technologies Corp.                                  6,800      504,560
                                                                  -----------
                                                                    1,392,600
                                                                  -----------
CONSUMER STABLE -- 9.1%
CVS Corp.                                                 11,000      377,630
Kimberly-Clark Corp.                                       4,000      258,600
Kroger Co.*                                                8,000      177,280
Procter & Gamble Co.                                       7,000      630,630
Sara Lee Corp.                                            21,000      435,960
                                                                  -----------
                                                                    1,880,100
                                                                  -----------
EARLY CYCLICAL -- 6.0%
American Standard Companies, Inc.*                         9,000      636,750
Leggett & Platt, Inc.                                     24,200      600,160
                                                                  -----------
                                                                    1,236,910
                                                                  -----------
ENERGY -- 6.7%
Chevron Texaco Corp.                                       7,010      632,793
Exxon Mobil Corp.                                         16,874      739,587
                                                                  -----------
                                                                    1,372,380
                                                                  -----------
FINANCIAL -- 20.1%
ACE Ltd.                                                  14,000      583,800
AMBAC, Inc.                                               10,300      608,421
American International Group, Inc.                         7,422      535,423
Citigroup, Inc.                                            9,500      470,440
Federal National Mortgage Association                      6,500      519,220
FleetBoston Financial Corp.                               13,000      455,000
J.P. Morgan Chase & Co.                                   11,000      392,150
Morgan Stanley Dean Witter                                 5,500      315,205
SouthTrust Corp.                                          10,000      264,000
                                                                  -----------
                                                                    4,143,659
                                                                  -----------
GROWTH CYCLICAL -- 7.8%
BJ's Wholesale Club, Inc.*                                 7,000      312,900
Carnival Corp.                                            10,000      326,500
Costco Wholesale Corp.*                                    8,000      318,560
Jones Apparel Group, Inc.*                                 9,400      328,530
Target Corp.                                               7,500      323,400
                                                                  -----------
                                                                    1,609,890
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
-----------------------------------------------------------------------------
HEALTH CARE -- 12.2%
Abbott Laboratories                                        9,000  $   473,400
Biomet, Inc.                                               9,000      243,540
Elan Corp. PLC ADR*                                       14,000      194,740
Medtronics, Inc.                                           5,910      267,191
Pfizer, Inc.                                              13,000      516,620
Schering-Plough Corp.                                      7,600      237,880
Waters Corp.*                                              6,000      167,820
Wyeth Corp.                                                6,500      426,725
                                                                  -----------
                                                                    2,527,916
                                                                  -----------
REAL ESTATE -- 4.0%
Boston Properties, Inc., REIT                             10,200      402,390
General Growth Properties, REIT                            9,400      415,480
                                                                  -----------
                                                                      817,870
                                                                  -----------
SERVICES -- 6.3%
Omnicom Group                                              6,000      566,400
SBC Communications, Inc.                                  10,000      374,400
Verizon Communications, Inc.                               8,000      365,200
                                                                  -----------
                                                                    1,306,000
                                                                  -----------
TECHNOLOGY -- 15.5%
Agilent Technologies, Inc.*                               12,000      419,520
EMC Corp.*                                                22,000      262,240
Intel Corp.                                               16,000      486,560
International Business Machine                             4,000      416,000
Lexmark International Group, Inc.*                         4,000      228,720
Microsoft Corp.*                                           7,000      422,170
NCR Corp.*                                                 8,000      358,000
Nokia Corp. ADR                                            9,000      186,660
Sanmina Corp.*                                            19,040      223,720
Sun Microsystems, Inc.*                                   22,000      194,040
                                                                  -----------
                                                                    3,197,630
                                                                  -----------
TOTAL EQUITIES (COST $16,884,203)                                  20,019,735
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               VALUE
SECURITY                                                                     (NOTE 1A)
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.9%

REPURCHASE AGREEMENTS -- 2.9%
Tri-party repurchase agreement dated 03/28/02 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 04/01/02,
with a maturity value of $602,056 and an effective yield of
0.87%, collateralized by a U.S. Government Obligation with a rate of 8.00%, a maturity date of 11/15/21 and a market value of
$614,779.                                                                   $   601,998
                                                                            -----------
TOTAL SHORT-TERM INVESTMENTS (COST $601,997)                                    601,998
                                                                            -----------

TOTAL INVESTMENTS -- 99.9% (COST $17,486,200)                               $20,621,733
OTHER ASSETS, LESS LIABILITIES -- 0.1%                                           14,252
                                                                            -----------
NET ASSETS -- 100.0%                                                        $20,635,985
                                                                            ===========

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
*    Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Massachusetts Intermediate Tax Exempt Bond Fund (Massachusetts Intermediate Tax Exempt Bond Fund) is a separate non-diversified investment series of the Trust. Standish Intermediate Tax Exempt Bond Fund (Intermediate Tax Exempt Bond Fund), Standish Small Cap Tax-Sensitive Equity Fund (Small Cap Tax-Sensitive Equity Fund) and Standish Tax-Sensitive Equity Fund (Tax-Sensitive Equity Fund) are separate diversified investment series of the Trust (together with the Massachusetts Intermediate Tax Exempt Bond Fund, individually a "Fund" and collectively, the "Funds").

      The objectives of the Funds in the Trust are as follows:

         FUND                                                                 INVESTMENT OBJECTIVE
         -----------------------------------------------  ------------------------------------------------------------

         Massachusetts Intermediate Tax Exempt Bond Fund  Provide a high level of interest income exempt from
                                                          Massachusetts and federal income taxes, while seeking
                                                          preservation of capital, by investing, under normal
                                                          circumstances, at least 80% of net assets in tax exempt
                                                          municipal securities of Massachusetts issuers and other
                                                          qualifying issuers (such as Puerto Rico, the U.S. Virgin
                                                          Islands, and Guam.)

         Intermediate Tax Exempt Bond Fund                Provide a high level of interest income exempt from federal income taxes, while seeking preservation of capital, by
                                                          investing, under normal circumstances, at least 80% of net assets in tax exempt municipal securities issued by states, territories, and possessions of the United States, the
                                                          District of Colombia and their political subdivisions,
                                                          agencies and instrumentalities.

         Small Cap Tax-Sensitive Equity Fund              Maximize after-tax total return, consisting of long-term
                                                          growth of capital, by investing, under normal circumstances, at least 80% of net assets in equity securities of small
                                                          capitalization U.S. companies.

         Tax-Sensitive Equity Fund                        Maximize after-tax total return, consisting of long-term
                                                          growth of capital with nominal current income, by investing, under normal circumstances, at least 80% of net assets in
                                                          equity securities of U.S. companies that appear to be
                                                          undervalued.

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable fixed income obligations, if any, for which price quotations are readily available are normally valued at the last sales prices on the exchange or market on which they are primarily traded, or if not listed or no sale, at the last quoted bid prices. Equity securities for which quotations are readily available are valued at the last sale price or if no sale, at the closing bid prices in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Funds are valued at amortized cost. If a Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     B. REPURCHASE AGREEMENTS

      It is the policy of each Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Funds and counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.

     D. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions on shares of the Massachusetts Intermediate Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund (together the "Bond Funds") are declared daily from net investment income and distributed monthly. Dividends from net investment income, if any, will be distributed at least annually for the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund (together the "Equity Funds"). Distributions from capital gains, if any, will be distributed annually by all of the Funds. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash. Distributions are recorded on the ex-dividend date.

      Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales, net operating losses and the tax practice known as equalization.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     E. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon") for overall investment advisory, administrative services, and general office facilities, is paid at the following annual rates of each Fund's average daily net assets: 0.40% for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund, 0.80% for the Small Cap Tax-Sensitive Equity Fund and 0.50% for the Tax-Sensitive Equity Fund. For the Massachusetts Intermediate Tax Exempt Bond Fund, Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund, Standish Mellon voluntarily agreed to limit the total Fund operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 0.65%, 1.00% and 0.75%, respectively, of average daily net assets for the six months ended March 31, 2002. Pursuant to these agreements, for the six months

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      ended March 31, 2002, Standish Mellon voluntarily waived a portion of its advisory fees to the Massachusetts Tax Exempt Bond Fund, Small Cap Tax-Sensitive Equity Fund and Tax-Sensitive Equity Fund in the amounts of $8,034, $35,988 and $44,173, respectively. These agreements are voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Funds for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                       SIX MONTHS ENDED
                                                                        MARCH 31, 2002
                                                                  --------------------------
                                                                   PURCHASES       SALES
                                                                  ------------  ------------
         Massachusetts Intermediate Tax Exempt Bond Fund          $  2,880,635  $    985,664
                                                                  ============  ============
         Intermediate Tax Exempt Bond Fund                        $  7,034,720  $  1,953,490
                                                                  ============  ============
         Small Cap Tax-Sensitive Equity Fund                      $121,461,602  $107,202,137
                                                                  ============  ============
         Tax-Sensitive Equity Fund                                $  1,242,094  $  6,481,992
                                                                  ============  ============

      There were no purchases or sales of long-term U.S. government securities during the six months ended March 31, 2002.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in each Fund's shares were as follows:

                                                                   SIX MONTHS ENDED
                                                                    MARCH 31, 2002        YEAR ENDED
                                                                      (UNAUDITED)      SEPTEMBER 30, 2001
         MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND           ----------------    ------------------
         Shares sold                                                      146,509              568,092
         Shares issued to shareholders in payment of distributions
           declared                                                        32,214               67,700
         Shares redeemed                                                  (67,961)            (780,280)
                                                                    -------------      ---------------
         Net increase(decrease)                                           110,762             (144,488)
                                                                    =============      ===============

         INTERMEDIATE TAX EXEMPT BOND FUND
         Shares sold                                                      269,902              943,947
         Shares issued to shareholders in payment of
           distributions declared                                          35,036               77,225
         Shares redeemed                                                 (212,046)          (1,043,090)
                                                                    -------------      ---------------
         Net increase(decrease)                                            92,892              (21,918)
                                                                    =============      ===============

         SMALL CAP TAX-SENSITIVE EQUITY FUND
         Shares sold                                                      942,326            1,272,946
         Shares issued to shareholders in payment of
           distributions declared                                              --              557,246
         Shares redeemed                                                 (550,008)          (2,113,711)
                                                                   --------------      ---------------
         Net increase(decrease)                                           392,318             (283,519)
                                                                   ==============      ===============

         TAX-SENSITIVE EQUITY FUND
         Shares sold                                                       35,285              149,829
         Shares issued to shareholders in payment of
           distributions declared                                           2,655                5,076
         Shares redeemed                                                 (187,961)            (190,032)
                                                                   --------------      ---------------
         Net decrease                                                    (150,021)             (35,127)
                                                                   ==============      ===============

      At March 31, 2002, the Massachusetts Intermediate Tax Exempt Bond Fund had three shareholders of record owning approximately 26%, 17% and 12% of the Fund's outstanding shares, respectively. The Intermediate Tax Exempt Bond Fund had three shareholders of record owning approximately 16%, 12% and 12% of the Fund's outstanding shares, respectively. The Small Cap Tax-Sensitive Equity Fund had three shareholders of record owning approximately 29%, 11% and 11% of the Fund's outstanding shares, respectively. The Tax-Sensitive Equity Fund had two shareholders of record owning approximately 18% and 11% of the Fund's outstanding shares, respectively. Investment activity of these shareholders could have a material impact on the applicable Fund.

(5)  FEDERAL TAXES:

      As regulated investment companies qualified under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes all of its taxable income for its fiscal year. Dividends paid by the Bond Funds from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Bond Funds intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Bond Funds to pay exempt-interest dividends.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2002, as computed on a federal income tax basis, were as follows:

                                                                        GROSS         GROSS      NET UNREALIZED
                                                         AGGREGATE    UNREALIZED    UNREALIZED    APPRECIATION
                                                           COST      APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                                        -----------  ------------  ------------  --------------
         Massachusetts Intermediate Tax Exempt Bond
           Fund                                         $63,013,763  $ 1,412,612   $  (371,391)    $1,041,221
         Intermediate Tax Exempt Bond Fund              $86,799,404  $ 1,569,938   $  (463,351)    $1,106,587
         Small Cap Tax-Sensitive Equity Fund            $97,445,904  $10,053,112   $(2,642,614)    $7,410,498
         Tax-Sensitive Equity Fund                      $17,486,200  $ 4,141,160   $(1,005,627)    $3,135,533

(6)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      Since the Massachusetts Intermediate Tax Exempt Bond Fund may invest a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund.

      The Funds may trade the following financial instruments with off-balance sheet risk:

     FUTURES CONTRACTS

      The Funds may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Funds deposit either in cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, dependent on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by each Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase a Fund's exposure to the underlying instrument, while selling futures tends to decrease a Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Funds enter into financial futures transactions primarily to manage their exposure to certain markets and to changes in securities prices and, with respect to the Equity Funds, to changes in foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At March 31, 2002, the Small Cap Tax-Sensitive Equity Fund held the following financial futures contracts:

                                                                   EXPIRATION   UNDERLYING FACE  NET UNREALIZED
         CONTRACT                                       POSITION      DATE      AMOUNT AT VALUE   APPRECIATION
         ------------------------------------------------------------------------------------------------------
         Russell 2000 Index (29 contracts)                 Long    06/21/2002     $7,358,750        $219,657

(7)  DELAYED DELIVERY TRANSACTIONS:

      The Bond Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Bond Funds either segregate on their records, or instruct the custodian to segregate, securities having a value at least equal to the amount of the purchase commitment.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The Bond Funds may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Bond Funds hold, and maintain until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Bond Funds may enter into offsetting contracts for the forward sale of other securities they own. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Bond Funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Bond Funds may enter into TBA sale commitments to hedge their portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Bond Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Bond Funds realize a gain or loss. If the Bond Funds deliver securities under the commitment, the Bond Funds realize a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

      See Schedule of Investments for Intermediate Tax Exempt Bond Fund for outstanding delayed delivery transactions.

(8)  LINE OF CREDIT:

      The Funds, other funds in the Trust and subtrusts in the Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2002, the expense related to the commitment fee was $1,404, $1,762, $2,073 and $489 for the Massachusetts Intermediate Tax Exempt Bond Fund, the Intermediate Tax Exempt Bond Fund, the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund, respectively.

      During the six months ended March 31, 2002 the Funds had no borrowings under the credit facility.

(9)  CHANGE IN ACCOUNTING PRINCIPLE:

      Effective October 1, 2001, the Bond Funds adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities using the daily, effective yield method. Prior to October 1, 2001, the Bond Funds did not amortize premiums and certain discounts were amortized using the straight-line method.

      The cumulative effect of the accounting change had no impact on total net assets of the Bond Funds, but for the Intermediate Tax Exempt Bond Fund resulted in the following reclassification of the components of net assets as of October 1, 2001, based on securities held by that Fund as of that date:

                NET UNREALIZED         UNDISTRIBUTED NET
         APPRECIATION (DEPRECIATION)   INVESTMENT INCOME
         ----------------------------  ------------------
                   $(1,127)                  $1,127

      The effect of this change for the six months ended March 31, 2002 was to decrease net investment income by $5,371, increase net unrealized appreciation by $4,830, and increase net realized gain by $541. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              23          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               23               None
c/o Harvard University                          9/13/1989             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         23               None
P.O. Box 2333                                   11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               23               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Vice Chairman,               23               None
c/o Standish Mellon Asset       President       4/26/1989             President and Chief
Management,                                                           Investment Officer,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 23               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Manager,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Assistant Vice               23               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       President and Mutual
Management,                                     since 2002            Funds Controller,
One Financial Center                                                  Mellon Institutional
Boston, MA 02111                                                      Asset Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           23               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Assistant Vice               23               None
c/o Standish Mellon Asset       President                             President and Client
Management,                                                           Manager, Standish
One Financial Center                                                  Mellon Asset
Boston, MA 02111                                                      Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           23               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2000; Shareholder
One Financial Center,                                                 Representative,
Boston MA 02111                                                       Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         23               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Financial Center,                                                 2000; Pricing
Boston MA 02111                                                       Analyst, PFPC
4/7/75                                                                1998-2000

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH SELECT VALUE ASSET FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Select Value Portfolio
    ("Portfolio"), at value (Note 1A)                           $   85,645
  Receivable for Fund shares sold                                      469
  Deferred organization costs (Note 1D)                                561
  Prepaid expenses                                                   8,708
                                                                ----------
    Total assets                                                    95,383
LIABILITIES
  Accrued accounting, custody and transfer agent fees   $1,763
  Accrued trustees' fees and expenses (Note 2)             497
  Accrued expenses and other liabilities                 8,237
                                                         -----
    Total liabilities                                               10,497
                                                                ----------
NET ASSETS                                                      $   84,886
                                                                ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                              $(1,246,278)
  Accumulated net realized gain                                     59,192
  Distributions in excess of net investment income                 (28,130)
  Net unrealized appreciation                                    1,300,102
                                                                ----------
TOTAL NET ASSETS                                                $   84,886
                                                                ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                            5,247
                                                                ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                               $    16.18
                                                                ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH SELECT VALUE ASSET FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income allocated from Portfolio (net of
    foreign withholding taxes of $452)                              $  207,614
  Interest income allocated from Portfolio                               5,768
  Expenses allocated from Portfolio                                    (81,834)
                                                                    ----------
    Net investment income allocated from Portfolio                     131,548
EXPENSES
  Administration service fee (Note 3)                    $  32,021
  Accounting, custody, and transfer agent fees              12,655
  Registration fees                                          8,228
  Professional fees                                          3,884
  Trustees' fees and expenses (Note 2)                         997
  Amortization of organizational expenses (Note 1D)            557
  Insurance expense                                            386
  Miscellaneous                                              1,240
                                                         ---------
    Total expenses                                          59,968

Deduct:
  Reimbursement of Fund operating expenses (Note 2)        (19,933)
                                                         ---------
      Net expenses                                                      40,035
                                                                    ----------
        Net investment income                                           91,513
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain allocated from Portfolio on:
    Investment security transactions                        14,026
    Financial futures contracts                             45,958
                                                         ---------
      Net realized gain                                                 59,984
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                3,184,115
    Financial futures contracts                            371,761
                                                         ---------
      Change in net unrealized appreciation
       (depreciation)                                                3,555,876
                                                                    ----------
    Net realized and unrealized gain on investments                  3,615,860
                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $3,707,373
                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH SELECT VALUE ASSET FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2002       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2001
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $     91,513       $   405,521
  Net realized gain                                              59,984         2,398,752
  Change in net unrealized appreciation (depreciation)        3,555,876        (6,789,001)
                                                           ------------       -----------
  Net increase (decrease) in net assets from investment
    operations                                                3,707,373        (3,984,728)
                                                           ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                   (255,403)         (382,767)
  From net realized gains on investments                     (2,031,393)       (6,005,453)
                                                           ------------       -----------
  Total distributions to shareholders                        (2,286,796)       (6,388,220)
                                                           ------------       -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 5)
  Net proceeds from sale of shares                              814,732         5,029,702
  Value of shares issued to shareholders in payment of
    distributions declared                                    2,286,796         6,388,220
  Cost of shares redeemed                                   (53,125,878)       (5,131,267)
                                                           ------------       -----------
  Net increase (decrease) in net assets from Fund share
    transactions                                            (50,024,350)        6,286,655
                                                           ------------       -----------
TOTAL DECREASE IN NET ASSETS                                (48,603,773)       (4,086,293)
NET ASSETS
  At beginning of period                                     48,688,659        52,774,952
                                                           ------------       -----------
  At end of period (including distributions in excess
    of net investment income of $28,130 and
    undistributed net investment income of $135,760,
    respectively)                                          $     84,886       $48,688,659
                                                           ============       ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH SELECT VALUE ASSET FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                            MARCH 31,                YEAR ENDED SEPTEMBER 30,
                                               2002       ----------------------------------------------
                                           (UNAUDITED)       2001        2000        1999      1998(2)
                                          --------------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $16.11       $ 19.66     $ 19.12     $ 17.51     $ 20.00
                                              ------       -------     -------     -------     -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                        0.06(1)       0.14(1)     0.10(1)     0.10(1)     0.05(1)
  Net realized and unrealized gain
    (loss) on investments                       0.78         (1.34)       2.77        2.02       (2.42)
                                              ------       -------     -------     -------     -------
Total from investment operations                0.84         (1.20)       2.87        2.12       (2.37)
                                              ------       -------     -------     -------     -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.09)        (0.13)      (0.06)      (0.10)      (0.12)
  From net realized gain on investments        (0.68)        (2.22)      (2.27)      (0.41)         --
                                              ------       -------     -------     -------     -------
Total distributions to shareholders            (0.77)        (2.35)      (2.33)      (0.51)      (0.12)
                                              ------       -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                $16.18       $ 16.11     $ 19.66     $ 19.12     $ 17.51
                                              ======       =======     =======     =======     =======
TOTAL RETURN+++                                 5.06%++      (7.50)%     16.28%      12.04%     (11.66)%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(3)                                 0.96%+        0.96%       0.96%       0.91%       0.83%+
  Net Investment Income (to average
    daily net assets)*                          0.72%+        0.75%       0.52%       0.52%       0.46%+
  Net Assets, End of Period (000's
    omitted)                                  $   85       $48,689     $52,775     $57,215     $ 8,799

-----------------

* For the periods indicated, the investment adviser voluntarily agreed to reimburse the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income (loss) per share would have been:

Net investment income (loss) per share        $ 0.05(1)    $  0.12(1)  $  0.08(1)  $  0.10(1)  $ (0.14)(1)
Ratios (to average daily net assets):
  Expenses(3)                                   1.12%+        1.06%       1.05%       0.94%       2.49%+
  Net investment income (loss)                  0.56%+        0.65%       0.43%       0.49%      (1.20)%+

(1)  Calculated based on average shares outstanding.
(2) For the period October 8, 1997 (commencement of operations) to September 30, 1998.
(3) Includes the Fund's share of Standish Select Value Portfolio's allocated expenses.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH SELECT VALUE ASSET FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Select Value Asset Fund (the "Fund") is a separate diversified investment series of the Trust.

      The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in the Standish Select Value Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that appear to be undervalued relative to current earnings growth. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 0.1% at March 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      Shares of the Fund may be purchased by entities ("Account Administrators") that provide omnibus accounting services for groups of individuals who beneficially own Fund shares ("Omnibus Accounts"). Omnibus Accounts include pension and retirement plans (such as 401(k) plans, 457 plans and 403(b) plans), and programs through which personal and/or account maintenance services are provided to groups of individuals whether or not such individuals invest on a tax-deferred basis. Individual investors may only purchase Fund shares through their Omnibus Account Administrators.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     D. DEFERRED ORGANIZATIONAL EXPENSES

      Costs associated with the Fund's organization and initial registration are being amortized, on a straight-line basis, through September 2002.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH SELECT VALUE ASSET FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

     F. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)  INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding commissions, taxes, and extraordinary expenses) for the six months ended March 31, 2002, so that the Fund's annual operating expenses do not exceed the total operating expenses of the Standish Select Value Fund (net of any expense limitation), currently 0.71%, for the comparable period plus 0.25% (the Fund's maximum Administration Service Fee). Pursuant to this agreement, for the six months ended March 31, 2002, Standish Mellon voluntarily reimbursed the Fund for $19,933 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  SERVICE FEE:

      Pursuant to a service plan, the Fund pays service fees at an aggregate annual rate of up to 0.25% of the Fund's average daily net assets. The service fee is payable for the benefit of the participants in the Omnibus Accounts that are shareholders in the Fund and is intended to be compensation to Account Administrators for providing personal services and/or account maintenance services to participants in Omnibus Accounts that are the beneficial owners of Fund shares.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH SELECT VALUE ASSET FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)  INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2002 aggregated $819,444 and $53,208,342, respectively.

(5)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2002        YEAR ENDED
                                                                    (UNAUDITED)      SEPTEMBER 30, 2001
                                                                  ----------------  ---------------------
         Shares sold                                                      49,102               272,484
         Shares issued to shareholders in payment of
           distributions declared                                        137,759               348,289
         Shares redeemed                                              (3,203,361)             (283,958)
                                                                   -------------       ---------------
         Net increase (decrease)                                      (3,016,500)              336,815
                                                                   =============       ===============

      At March 31, 2002, one retirement plan on behalf of its plan participants held 88% of the total outstanding shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

(6)  SIGNIFICANT EVENTS:

      On February 19, 2002, the Board of Trustees of the Trust determined that it would be in the best interests of the Fund and its shareholders to liquidate and dissolve the Fund. The liquidation and dissolution of the Fund is contingent upon the approval of the shareholders of the Fund, which is currently being sought. If approved, it is anticipated that the Fund would liquidate and dissolve prior to the end of the second quarter of 2002.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                          (NOTE 1A)
----------------------------------------------------------------------------
EQUITIES -- 98.2%
BASIC INDUSTRY -- 4.8%
Alcoa, Inc.                                              20,700  $   781,218
Cooper Industries, Inc.                                  14,100      591,495
Dow Chemical                                             16,200      530,064
International Paper Co.                                  10,700      460,207
Praxair, Inc.                                            21,300    1,273,740
                                                                 -----------
                                                                   3,636,724
                                                                 -----------
CAPITAL GOODS -- 7.0%
Caterpiller, Inc.                                         9,800      557,130
General Dynamics                                          4,800      450,960
Ingersoll Rand Co., Class A                              17,000      850,340
Lockheed Martin Corp.                                    14,800      852,184
Tyco International Ltd.                                  38,500    1,244,320
United Technologies Corp.                                18,600    1,380,120
                                                                 -----------
                                                                   5,335,054
                                                                 -----------
CONSUMER STABLE -- 8.0%
ConAgra Foods, Inc.                                      49,700    1,205,225
CVS Corp.                                                13,500      463,455
International Flavors & Fragrances                        9,000      314,730
Kimberly-Clark Corp.                                     12,900      833,985
PepsiCo, Inc.                                            21,520    1,108,280
Procter & Gamble Co.                                     14,900    1,342,341
Safeway, Inc.*                                           18,400      828,368
                                                                 -----------
                                                                   6,096,384
                                                                 -----------
EARLY CYCLICAL -- 5.2%
American Standard Companies, Inc.*                       13,700      969,275
Continental Airlines, Class B*                           10,700      303,024
Delta Air Lines, Inc.                                    16,200      530,064
Ford Motor Co.                                           29,200      481,508
General Motors Corp.                                     16,500      997,425
Mohawk Industries, Inc.*                                  6,500      390,585
Whirlpool Corp.                                           4,100      309,755
                                                                 -----------
                                                                   3,981,636
                                                                 -----------
ENERGY -- 9.8%
BP Amoco PLC ADR                                         18,090      960,579
Chevron Texaco Corp.                                     16,066    1,450,278
El Paso Corp.                                            26,985    1,188,150
Exxon Mobil Corp.                                        88,204    3,865,981
                                                                 -----------
                                                                   7,464,988
                                                                 -----------
FINANCIAL -- 26.3%
ACE Ltd.                                                 18,000      750,600
AMBAC, Inc.                                              15,050      889,004
American International Group, Inc.                       21,149    1,525,689

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                          (NOTE 1A)
----------------------------------------------------------------------------
FINANCIAL (CONTINUED)
Bank of America Corp.                                    13,900  $   945,478
Citigroup, Inc.                                          62,366    3,088,364
Federal Home Loan Mortgage Corp.                         11,100      703,407
Federal National Mortgage Association                     9,100      726,908
FleetBoston Financial Corp.                              23,800      833,000
Goldman Sachs                                            16,400    1,480,100
Greenpoint Financial Corp.                               12,900      563,730
MBNA Corp.                                               32,300    1,245,811
Merrill Lynch & Co.                                      12,200      675,636
Morgan Stanley Dean Witter                               12,100      693,451
PNC Bank Corp.                                           18,500    1,137,565
Prudential Financial, Inc.*                              33,600    1,043,280
RenaissanceRe Holdings Ltd.                               6,300      648,900
The PMI Group, Inc.                                      12,100      916,696
Washington Mutual, Inc.                                  21,400      708,982
Wells Fargo & Co.                                        30,700    1,516,580
                                                                 -----------
                                                                  20,093,181
                                                                 -----------
GROWTH CYCLICAL -- 7.8%
Brinker International, Inc.*                             10,950      354,890
Disney (Walt) Co.                                        33,900      782,412
Federated Department Stores*                             13,100      535,135
Footlocker, Inc.*                                        55,100      891,518
ITT Industries, Inc.                                      9,800      617,792
McDonald's Corp.                                         21,100      585,525
Nordstrom, Inc.                                          25,100      614,950
Sears, Roebuck and Co.                                   14,900      763,923
TJX Cos, Inc.                                            11,100      444,111
Wendy's International, Inc.                              11,200      391,776
                                                                 -----------
                                                                   5,982,032
                                                                 -----------
HEALTH CARE -- 7.3%
AmerisourceBergen Corp.                                   8,200      560,060
Apogent Technologies, Inc.*                              14,300      352,924
Beckman Coulter, Inc.                                     7,400      377,918
Healthsouth Corp.*                                       29,600      424,760
King Pharmaceuticals, Inc.*                              10,700      374,607
Laboratory Corp. of America Holdings*                     4,300      412,198
Omnicare, Inc.                                           15,800      409,062
Pfizer, Inc.                                             26,800    1,065,032
Pharmacia Corp.                                          13,600      613,088
Wellpoint Health Networks, Inc.*                          9,400      598,498
Wyeth Corp.                                               5,800      380,770
                                                                 -----------
                                                                   5,568,917
                                                                 -----------
OTHER -- 1.7%
iShares Russell Value Index Fund                         23,200    1,340,264
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                          (NOTE 1A)
----------------------------------------------------------------------------
REAL ESTATE -- 1.4%
Boston Properties, Inc., REIT                             9,700  $   382,665
General Growth Properties, REIT                           5,500      243,100
Liberty Property Trust, REIT                             12,900      416,025
                                                                 -----------
                                                                   1,041,790
                                                                 -----------
SERVICES -- 10.8%
Adelphia Communications, Class A*                        14,300      213,070
Bellsouth Corp.                                          26,076      961,161
First Data Corp.                                         14,000    1,221,500
General Motors Corp., Class H*                           27,100      445,795
Jacobs Engineering Group*                                 7,400      527,546
McGraw-Hill Companies, Inc.                              13,800      941,850
Omnicom Group                                            10,200      962,880
SBC Communications, Inc.                                 26,100      977,184
Verizon Communications, Inc.                             44,100    2,013,165
                                                                 -----------
                                                                   8,264,151
                                                                 -----------
TECHNOLOGY -- 4.6%
Agilent Technologies, Inc.*                              18,600      650,256
Applied Materials, Inc.*                                 10,000      542,700
AT & T Wireless Services, Inc.*                          30,773      275,418
International Business Machine                            8,600      894,400
Microsoft Corp.*                                          7,000      422,170
NCR Corp.*                                               15,600      698,100
                                                                 -----------
                                                                   3,483,044
                                                                 -----------
UTILITIES -- 3.5%
Dominion Resources, Inc.                                  9,800      638,568
Duke Energy Corp.                                        20,100      759,780
Exelon Corp.                                             12,000      635,640
FPL Group, Inc.                                          10,800      643,140
                                                                 -----------
                                                                   2,677,128
                                                                 -----------
TOTAL EQUITIES (COST $69,877,390)                                 74,965,293
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
SECURITY                                                          (NOTE 1A)
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.5%

REPURCHASE AGREEMENTS -- 1.5%
Tri-Party repurchase agreement dated 03/28/02 with Salomon Smith Barney Inc. and
Investors Bank and Trust Company, due 04/01/02, with a maturity value of
$1,161,800 and an effective yield of 0.87%, collateralized by a U.S. Government
Obligation with a rate of 8.00%, a maturity date of 11/15/21 and market value of
$1,191,919.
                                                                 $ 1,161,687
                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,161,687)                     1,161,687
                                                                 -----------

TOTAL INVESTMENTS -- 99.7% (COST $71,039,077)                    $76,126,980
OTHER ASSETS, LESS LIABILITIES -- 0.3%                               239,985
                                                                 -----------
NET ASSETS -- 100.0%                                             $76,366,965
                                                                 ===========

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
*    Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $71,039,077)                                                  $76,126,980
  Receivable for investments sold                                     564,087
  Interest and dividends receivable                                    72,272
  Prepaid expenses                                                      2,101
                                                                  -----------
    Total assets                                                   76,765,440
LIABILITIES
  Payable for investments purchased                     $300,600
  Due to custodian                                        57,414
  Accrued accounting and custody fees                      5,200
  Accrued trustees' fees and expenses (Note 2)             2,634
  Accrued expenses and other liabilities                  32,627
                                                         -------
    Total liabilities                                                 398,475
                                                                  -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                      $76,366,965
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income (net of foreign withholding taxes of
    $1,807)                                                         $   813,195
  Interest income                                                        23,782
                                                                    -----------
    Total income                                                        836,977
EXPENSES
  Investment advisory fee (Note 2)                       $ 253,796
  Accounting and custody fees                               53,478
  Professional fees                                         16,824
  Licensing fees                                            11,305
  Insurance expense                                          6,063
  Trustees' fees and expenses (Note 2)                       4,810
  Miscellaneous                                              2,359
                                                         ---------
    Total expenses                                                      348,635
                                                                    -----------
      Net investment income                                             488,342
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain
    Investment security transactions                       139,890
    Financial futures contracts                          1,097,736
                                                         ---------
      Net realized gain                                               1,237,626
  Change in unrealized appreciation (depreciation)
    Investment securities                                8,951,143
    Financial futures contracts                             37,193
                                                         ---------
      Change in net unrealized appreciation
        (depreciation)                                                8,988,336
                                                                    -----------
    Net realized and unrealized gain                                 10,225,962
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $10,714,304
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2002       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2001
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $    488,342       $  1,507,361
  Net realized gain                                           1,237,626          7,102,536
  Change in net unrealized appreciation (depreciation)        8,988,336        (17,986,711)
                                                           ------------       ------------
  Net increase (decrease) in net assets from investment
    operations                                               10,714,304         (9,376,814)
                                                           ------------       ------------
CAPITAL TRANSACTIONS
  Contributions                                               9,784,666         21,887,948
  Withdrawals                                               (68,345,002)       (34,402,718)
                                                           ------------       ------------
  Net decrease in net assets from capital transactions      (58,560,336)       (12,514,770)
                                                           ------------       ------------
TOTAL DECREASE IN NET ASSETS                                (47,846,032)       (21,891,584)
NET ASSETS
  At beginning of period                                    124,212,997        146,104,581
                                                           ------------       ------------
  At end of period                                         $ 76,366,965       $124,212,997
                                                           ============       ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                   FOR THE PERIOD
                                                                                                                    MAY 3, 1996
                                                                                                                   (COMMENCEMENT
                                      SIX MONTHS                                                     NINE MONTHS   OF OPERATIONS)
                                        ENDED                  YEAR ENDED SEPTEMBER 30,                 ENDED            TO
                                    MARCH 31, 2002  ----------------------------------------------  SEPTEMBER 30,   DECEMBER 31,
                                     (UNAUDITED)       2001        2000        1999        1998         1997            1996
                                    --------------  ----------  ----------  ----------  ----------  -------------  --------------
TOTAL RETURN+++                            9.38%++      (7.11)%     16.59%      12.35%      (9.27)%      35.18%++        26.84%++
RATIOS:
  Expenses (to average daily net
    assets)                                0.69%+        0.64%       0.64%       0.60%       0.65%        0.66%+          0.69%+
  Net Investment Income (to
    average daily net assets)              0.96%+        1.06%       0.83%       0.81%       0.75%        0.99%+          1.58%+
  Portfolio Turnover                         40%++         62%         92%         90%        144%          75%++           78%++
  Net Assets, End of Period (000's
    omitted)                           $ 76,367      $124,213    $146,105    $190,857    $207,612     $170,142        $106,278

-----------------

+    Computed on an annualized basis.
++   Not annualized.
+++ Total return for the Portfolio has been calculated based on the total return for the underlying Funds adjusted for the difference in expenses as set out in the notes to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Select Value Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At March 31, 2002, the Standish Select Value Fund and the Standish Select Value Asset Fund held approximately 99.9% and 0.1% interests in the Standish Select Value Portfolio, respectively.

      The objective of the Portfolio is to achieve long-term growth of capital through investment, under normal circumstances, of at least 80% of net assets in equity and equity-related securities of companies which appear to be undervalued relative to current earnings growth.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTION AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

     D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2002, were $37,969,945 and $92,641,188, respectively. For the six months ended March 31, 2002, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  FEDERAL TAXES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2002, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $71,039,077
                                                                       ==========
         Gross unrealized appreciation                                  8,078,497
         Gross unrealized depreciation                                 (2,990,594)
                                                                       ----------
         Net unrealized appreciation                                   $5,087,903
                                                                       ==========

(5)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Portfolio entered into no such transactions during the six months ended March 31, 2002.

     FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      The Portfolio entered into no such transactions during the six months ended March 31, 2002.

(6)  LINE OF CREDIT:

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Standish, Ayer & Wood Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

      For the six months ended March 31, 2002, the expense related to this commitment fee was $1,983 for the Portfolio.

      During the six months ended March 31, 2002, the Portfolio had no borrowings under the credit facility.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              23          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               23               None
c/o Harvard University                          9/13/1989             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         23               None
P.O. Box 2333                                   11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               23               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Vice Chairman,               23               None
c/o Standish Mellon Asset       President       4/26/1989             President and Chief
Management,                                                           Investment Officer,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 23               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Manager,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Assistant Vice               23               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       President and Mutual
Management,                                     since 2002            Funds Controller,
One Financial Center                                                  Mellon Institutional
Boston, MA 02111                                                      Asset Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           23               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Assistant Vice               23               None
c/o Standish Mellon Asset       President                             President and Client
Management,                                                           Manager, Standish
One Financial Center                                                  Mellon Asset
Boston, MA 02111                                                      Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           23               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2000; Shareholder
One Financial Center,                                                 Representative,
Boston MA 02111                                                       Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         23               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Financial Center,                                                 2000; Pricing
Boston MA 02111                                                       Analyst, PFPC
4/7/75                                                                1998-2000